UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2023

Date of reporting period:	2/28/2023

Item 1 – Reports to Stockholders

PGIM FIXED INCOME ETFS

PGIM Ultra Short Bond ETF (PULS)

PGIM Active High Yield Bond ETF (PHYL)

PGIM Active Aggregate Bond ETF (PAB)

PGIM Total Return Bond ETF (PTRB)

PGIM Floating Rate Income ETF (PFRL)

SEMIANNUAL REPORT

FEBRUARY 28, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Fixed Income ETFs informative and useful. The report covers performance for the six-month period ended February 28, 2023.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Fixed Income ETFs

April 14, 2023

PGIM Fixed Income ETFs    3

PGIM Ultra Short Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23	Average Annual	Total Returns as of 2/28/23
	Six Months* (%)	One Year (%)	Since Inception (%)

Net Asset Value (NAV)	2.49	2.89	1.95 (04/05/2018)

Market Price**	2.50	3.00	1.95 (04/05/2018)

ICE BofA US 3-Month Treasury Bill Index

	1.74	2.10	1.34

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index

	1.65	1.93	1.52

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

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Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index—The ICE BofA US 3-Month Treasury Bill Index is an unmanaged index which is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE BOFA IS LICENSING THE BOFA INDICES “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs    5

PGIM Ultra Short Bond ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	32.9

AA	25.0

A	21.4

BBB	15.4

Not Rated	1.3

Cash/Cash Equivalents	4.0

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

0.93	4.66	4.66

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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PGIM Active High Yield Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23 Six Months* (%)	Average Annual One Year (%)	Total Returns as of 2/28/23 Since Inception (%)

Net Asset Value (NAV)	1.31	-7.13	2.99 (09/24/2018)

Market Price**	1.59	-7.36	2.99 (09/24/2018)

Bloomberg US High Yield Very Liquid Index

	2.45	-6.20	2.13

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg US High Yield Very Liquid Index (VLI)—The Bloomberg US High Yield Very Liquid Index is a component of the US Corporate High Yield Index that is designed to track a more liquid component of the USD-denominated, high yield, fixed rate corporate bond market. The Index uses the same eligibility criteria as the US Corporate High Yield Index, but includes only the three largest bonds from each issuer that have a minimum amount outstanding of USD500mn and less than five years from issue date. The Index also limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs    7

PGIM Active High Yield Bond ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	6.3

AAA	0.3

BBB	4.5

BB	46.6

B	28.1

CCC	10.2

CC	0.1

D	0.1

Not Rated	2.1

Cash/Cash Equivalents	1.7

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

1.27	8.65	8.65

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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PGIM Active Aggregate Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23 Six Months* (%)	Average Annual One Year (%)	Total Returns as of 2/28/23 Since Inception (%)

Net Asset Value (NAV)	-1.90	-10.20	-6.59 (04/12/2021)

Market Price**	-1.90	-10.23	-6.58 (04/12/2021)

Bloomberg US Aggregate Bond Index

	-2.13	-9.72	-5.90

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs    9

PGIM Active Aggregate Bond ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	69.0

AA	5.8

A	8.3

BBB	16.8

Cash/Cash Equivalents	0.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

0.67	4.36	4.36

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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PGIM Total Return Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23 Six Months* (%)	Average Annual One Year (%)	Total Returns as of 2/28/23 Since Inception (%)

Net Asset Value (NAV)	-1.32	-10.37	-11.39 (12/02/2021)

Market Price**	-1.46	-10.43	-11.40 (12/02/2021)

Bloomberg US Aggregate Bond Index

	-2.13	-9.72	-10.44

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs    11

PGIM Total Return Bond ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	57.6

AA	6.4

A	7.2

BBB	17.8

BB	7.0

B	3.1

CCC	0.5

Not Rated	-0.2

Cash/Cash Equivalents	0.6

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

1.18	4.94	4.94

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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PGIM Floating Rate Income ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23 Six Months* (%)	Total Returns as of 2/28/23 Since Inception* (%)

Net Asset Value (NAV)	3.73	4.64 (05/17/2022)

Market Price**	3.94	4.84 (05/17/2022)

Credit Suisse Leveraged Loan Index

	3.33	4.68

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the US dollar-denominated leveraged loan market.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs    13

PGIM Floating Rate Income ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	3.7

AA	4.7

A	0.8

BBB	15.1

BB	29.1

B	45.1

CCC	1.3

Cash/Cash Equivalents	0.2

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

1.76	7.83	7.83

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only.

Actual Expenses

The first line in the tables below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Ultra Short Bond ETF	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,024.90	0.15%	$0.75

Hypothetical	$1,000.00	$1,024.05	0.15%	$0.75

PGIM Fixed Income ETFs    15

Fees and Expenses (continued)

PGIM Active High Yield Bond ETF	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,013.10	0.53%	$2.65

Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66

PGIM Active Aggregate Bond ETF	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$ 981.00	0.19%	$0.93

Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

PGIM Total Return Bond ETF	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$ 986.80	0.50%	$2.46

Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

PGIM Floating Rate Income ETF	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,037.30	0.73%	$3.69

Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

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Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BABs—Build America Bonds

BNP—BNP Paribas S.A.

BSBY—Bloomberg Short-Term Bank Yield Index

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

DAC—Designated Activity Company

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

iBoxx—Bond Market Indices

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STRIPs—Separate Trading of Registered Interest and Principal of Securities

Glossary

Glossary (CONTINUED)

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

USOIS—United States Overnight Index Swap

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 72.9%

ASSET-BACKED SECURITIES 16.9%

Automobiles 2.0%

ARI Fleet Lease Trust,
Series 2022-A, Class A2, 144A	3.120%	01/15/31	2,677	$2,630,475
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A	4.620	02/20/27	35,000	34,065,276
Donlen Fleet Lease Funding LLC,
Series 2021-02, Class A2, 144A	0.560	12/11/34	2,905	2,813,750
Enterprise Fleet Financing LLC,
Series 2021-02, Class A2, 144A	0.480	05/20/27	3,961	3,806,463
Series 2022-01, Class A2, 144A	3.030	01/20/28	11,128	10,851,071
Series 2022-03, Class A2, 144A	4.380	07/20/29	800	785,711
Series 2023-01, Class A2, 144A	5.510	01/22/29	6,200	6,203,875
GM Financial Consumer Automobile Receivables Trust,
Series 2022-02, Class A2	2.520	05/16/25	3,424	3,385,429
Honda Auto Receivables Owner Trust,
Series 2020-01, Class A3	1.610	04/22/24	857	851,390
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	17,092,358
World Omni Automobile Lease Securitization Trust,
Series 2022-A, Class A2	2.630	10/15/24	2,966	2,929,896

				85,415,694

Collateralized Loan Obligations 14.5%

Allegro CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.742(c)	01/15/30	6,849	6,786,821
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	5.892(c)	01/28/31	4,995	4,957,705
Ares CLO Ltd. (Cayman Islands),
Series 2016-40A, Class A1RR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	5.662(c)	01/15/29	13,871	13,747,809
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	5.707(c)	11/17/27	1,739	1,724,923
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	5.775(c)	04/23/31	16,500	16,345,395
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892(c)	10/17/32	11,500	11,357,296

See Notes to Financial Statements.

PGIM Fixed Income ETFs    19

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.818%(c)	10/20/31	18,000	$17,818,200
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	5.662(c)	07/15/29	2,130	2,116,176
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.742(c)	10/15/30	17,792	17,629,800
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	5.872(c)	07/15/31	4,500	4,460,755
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.792(c)	07/15/30	14,838	14,719,110
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.832(c)	04/30/31	18,500	18,348,133
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	5.762(c)	04/17/31	4,985	4,936,391
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	01/20/32	18,000	17,796,744
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.808(c)	04/20/31	13,000	12,841,517
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	5.796(c)	04/24/31	2,000	1,980,608
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.825(c)	04/23/29	9,548	9,481,887
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.124(c)	10/15/29	22,392	22,293,180
Ellington CLO Ltd. (Cayman Islands),
Series 2019-04A, Class AR, 144A, 3 Month LIBOR + 1.580% (Cap N/A, Floor 1.580%)	6.372(c)	04/15/29	3,202	3,196,746
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.965(c)	01/22/31	10,340	10,231,027

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.826%(c)	05/06/30	8,376	$8,319,167
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.848(c)	04/25/31	12,778	12,662,697
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.072(c)	07/17/29	5,662	5,646,387
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.972(c)	01/15/31	1,000	992,962
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.735(c)	07/18/30	16,117	15,979,186
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.812(c)	10/17/31	14,000	13,856,402
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	5.645(c)	04/22/27	4,875	4,828,030
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.755(c)	10/21/30	8,398	8,322,237
Series 2021-38A, Class X, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.742(c)	07/17/34	3,500	3,461,104
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	5.595(c)	01/18/28	1,122	1,113,894
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	5.918(c)	07/19/28	1,054	1,050,409
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.832(c)	07/15/29	8,212	8,138,387
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.958(c)	07/20/31	5,250	5,186,359
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.806(c)	10/12/30	13,437	13,310,243
Nassau Ltd. (Jersey),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)	6.778(c)	01/15/31	35,000	35,015,120

See Notes to Financial Statements.

PGIM Fixed Income ETFs    21

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.802%(c)	04/17/30	4,812	$4,763,788
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)	6.012(c)	01/15/33	22,000	21,783,476
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	5.872(c)	04/17/31	8,867	8,773,555
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.908(c)	10/20/31	18,000	17,741,088
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.922(c)	01/17/31	1,250	1,241,869
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.908(c)	07/20/30	1,329	1,319,694
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	5.608(c)	07/20/29	15,736	15,567,399
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	5.592(c)	10/15/29	16,455	16,269,700
Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)	5.825(c)	04/15/31	25,000	25,053,225
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.808(c)	10/20/31	10,000	9,863,010
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	5.942(c)	07/15/31	11,000	10,888,306
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.885(c)	10/23/31	10,000	9,880,600
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	5.788(c)	10/20/30	10,000	9,899,010
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	01/20/32	13,000	12,851,761
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	5.648(c)	04/20/28	283	281,699

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.390% (Cap N/A, Floor 2.390%)	7.180%(c)	01/20/32	35,000	$35,091,140
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1L2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.895(c)	10/18/31	12,000	11,893,092
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	5.848(c)	10/25/28	1,469	1,464,337
Venture CLO Ltd. (Cayman Islands),
Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.708(c)	10/20/28	7,437	7,368,943
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.891(c)	04/25/31	4,000	3,970,228
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	5.884(c)	04/18/31	1,864	1,852,254
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.812(c)	04/17/30	1,484	1,472,814
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.948(c)	10/20/28	3,188	3,163,376
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)	5.868(c)	10/20/29	1,157	1,148,177
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	10/20/31	10,000	9,859,200
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	07/20/32	20,000	19,662,960
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.082(c)	04/15/30	203	201,307
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	5.742(c)	04/15/29	338	335,190

				614,314,005

See Notes to Financial Statements.

PGIM Fixed Income ETFs    23

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 0.1%

SoFi Consumer Loan Program Trust,
Series 2021-01, Class A, 144A	0.490%	09/25/30	700	$683,998
Series 2023-01S, Class A, 144A	5.810	05/15/31	3,200	3,198,729

				3,882,727

Equipment 0.3%

MMAF Equipment Finance LLC,
Series 2022-A, Class A2, 144A	2.770	02/13/25	10,275	10,107,225

TOTAL ASSET-BACKED SECURITIES (cost $717,045,711)				713,719,651

CERTIFICATES OF DEPOSIT 0.9%
Canadian Imperial Bank of Commerce, SOFR + 0.810% (Cap N/A, Floor 0.000%)	5.360(c)	12/11/23	15,000	15,079,223
Lloyds Bank Corporate Markets PLC, SOFR + 0.540%	5.090(c)	01/31/24	21,233	21,280,848

TOTAL CERTIFICATES OF DEPOSIT (cost $36,218,111)				36,360,071

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.6%
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A4	3.170	07/15/49	21,000	19,510,831
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class A1	1.079	04/15/53	886	846,895
Benchmark Mortgage Trust,
Series 2018-B02, Class A2	3.662	02/15/51	384	376,047
Series 2018-B03, Class A2	3.848	04/10/51	252	250,911
Series 2018-B05, Class A2	4.077	07/15/51	800	793,332
Series 2020-B18, Class A1	0.875	07/15/53	833	790,575
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4	4.131	11/10/46	21,000	20,754,741
Series 2014-GC21, Class A4	3.575	05/10/47	5,912	5,788,797
Series 2014-GC21, Class AAB	3.477	05/10/47	109	107,227
Series 2014-GC23, Class A3	3.356	07/10/47	11,062	10,690,465
Series 2014-GC23, Class AAB	3.337	07/10/47	396	388,536
Series 2014-GC25, Class A3	3.372	10/10/47	6,519	6,307,415
Series 2014-GC25, Class A4	3.635	10/10/47	15,760	15,259,065
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,425,786

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853%	10/15/45	194	$185,599
Series 2013-CR08, Class A5	3.612(cc)	06/10/46	4,628	4,611,123
Series 2013-CR11, Class ASB	3.660	08/10/50	114	113,499
Series 2014-CR16, Class A3	3.775	04/10/47	11,527	11,311,020
Series 2014-CR17, Class ASB	3.598	05/10/47	151	149,884
Series 2014-CR18, Class A4	3.550	07/15/47	3,793	3,677,026
Series 2014-CR20, Class A3	3.326	11/10/47	4,545	4,342,648
Series 2014-UBS02, Class A4	3.691	03/10/47	6,239	6,125,041
Series 2014-UBS02, Class A5	3.961	03/10/47	16,690	16,430,014
Series 2014-UBS02, Class ASB	3.472	03/10/47	328	324,849
Series 2014-UBS03, Class A3	3.546	06/10/47	837	813,739
Series 2014-UBS04, Class A4	3.420	08/10/47	22,430	21,732,797
Series 2014-UBS05, Class A3	3.565	09/10/47	25,000	24,214,420
Series 2015-CR22, Class A3	3.207	03/10/48	820	818,582
Series 2015-CR23, Class ASB	3.257	05/10/48	893	870,058
Series 2015-CR24, Class A4	3.432	08/10/48	8,262	7,902,659
Series 2015-CR24, Class ASB	3.445	08/10/48	1,648	1,609,338
Series 2015-CR26, Class A4	3.630	10/10/48	12,465	11,879,305
Series 2015-LC19, Class A3	2.922	02/10/48	17,197	16,460,164
Series 2015-LC21, Class A4	3.708	07/10/48	11,000	10,500,046
Series 2015-LC23, Class A2	3.221	10/10/48	180	178,553
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4	3.504	06/15/57	8,500	8,089,907
Series 2016-C05, Class ASB	3.533	11/15/48	2,241	2,171,137
Series 2016-C06, Class A5	3.090	01/15/49	14,500	13,441,104
Series 2016-C07, Class A4	3.210	11/15/49	6,372	5,978,921
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3	3.269	06/10/50	4,035	3,902,071
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.291(c)	11/21/35	5,369	5,050,916
GS Mortgage Securities Trust,
Series 2014-GC18, Class A3	3.801	01/10/47	2,430	2,395,331
Series 2014-GC22, Class A4	3.587	06/10/47	9,840	9,645,489
Series 2014-GC22, Class AAB	3.467	06/10/47	207	204,767
Series 2014-GC24, Class A4	3.666	09/10/47	18,439	17,887,009
Series 2016-GS02, Class A4	3.050	05/10/49	14,962	13,868,736
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4	4.133(cc)	08/15/46	3,769	3,749,113
Series 2013-C14, Class ASB	3.761(cc)	08/15/46	2,758	2,740,145
Series 2013-C17, Class A4	4.199	01/15/47	5,988	5,907,604

See Notes to Financial Statements.

PGIM Fixed Income ETFs    25

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JPMBB Commercial Mortgage Securities Trust, (cont’d.)
Series 2014-C18, Class A4A2, 144A	3.794%	02/15/47	4,343	$4,282,339
Series 2014-C21, Class A4	3.493	08/15/47	17,071	16,627,546
Series 2014-C25, Class A4A1	3.408	11/15/47	1,147	1,104,377
Series 2014-C25, Class ASB	3.407	11/15/47	2,069	2,024,500
Series 2014-C26, Class A3	3.231	01/15/48	18,125	17,353,599
Series 2014-C26, Class A4	3.494	01/15/48	13,000	12,494,451
Series 2015-C29, Class A4	3.611	05/15/48	30,892	29,399,092
Series 2015-C32, Class A4	3.329	11/15/48	3,500	3,385,182
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A1	1.066	05/13/53	3,340	3,166,668
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A5	2.960	04/15/46	5,021	4,996,647
Series 2016-JP02, Class ASB	2.713	08/15/49	6,119	5,822,501
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class ASB	3.824	10/15/46	298	297,559
Series 2014-C14, Class A5	4.064	02/15/47	9,160	9,027,124
Series 2014-C15, Class A3	3.773	04/15/47	1,165	1,158,740
Series 2014-C16, Class A4	3.600	06/15/47	19,461	19,064,439
Series 2014-C17, Class A4	3.443	08/15/47	12,864	12,510,730
Series 2014-C19, Class A4	3.526	12/15/47	5,325	5,123,613
Series 2014-C19, Class ASB	3.326	12/15/47	2,930	2,872,751
Series 2015-C21, Class A3	3.077	03/15/48	13,107	12,449,672
Series 2015-C23, Class A3	3.451	07/15/50	7,649	7,315,430
Series 2015-C23, Class ASB	3.398	07/15/50	1,092	1,066,316
Series 2015-C26, Class A5	3.531	10/15/48	10,000	9,481,905
Series 2015-C27, Class A3	3.473	12/15/47	4,157	3,978,449
Morgan Stanley Capital I Trust,
Series 2018-H03, Class A2	3.997	07/15/51	465	462,131
Series 2020-HR08, Class A1	0.932	07/15/53	1,819	1,707,808
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.538(c)	01/15/36	19,065	18,192,957
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4	4.218(cc)	07/15/46	17,500	17,412,686
Series 2013-LC12, Class ASB	3.928(cc)	07/15/46	512	510,485
Series 2015-LC22, Class A3	3.572	09/15/58	4,231	4,029,677
Series 2015-LC22, Class A4	3.839	09/15/58	8,000	7,634,761
Series 2015-NXS02, Class A2	3.020	07/15/58	73	70,335
Series 2015-NXS02, Class A4	3.498	07/15/58	10,300	9,815,358
Series 2016-C34, Class ASB	2.911	06/15/49	3,385	3,245,334

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2016-NXS05, Class A5	3.372%	01/15/59	4,920	$4,611,513

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $590,461,989)				577,269,912

CORPORATE BONDS 41.3%

Aerospace & Defense 0.2%

Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
	5.000	02/27/26	8,000	7,987,892

Agriculture 0.6%

Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375	07/23/23	1,000	984,577
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,510,490
Sr. Unsec’d. Notes, 144A(a)	4.875	10/10/25	14,000	13,891,756
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	1.125	05/01/23	3,000	2,979,784

				24,366,607

Auto Manufacturers 3.5%

American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	9,750	9,670,229
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	4,500	4,222,458
BMW US Capital LLC (Germany),
Gtd. Notes, 144A(a)	3.250	04/01/25	7,000	6,750,660
Gtd. Notes, 144A	3.800	04/06/23	4,000	3,995,136
Gtd. Notes, 144A, SOFR Index + 0.530%	5.010(c)	04/01/24	4,000	3,983,200
Gtd. Notes, 144A, SOFR Index + 0.840%	5.320(c)	04/01/25	11,390	11,323,794
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	5.150	01/16/26	14,000	13,844,720
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	0.750	03/01/24	13,500	12,885,969
Gtd. Notes, 144A	5.375	11/26/25	8,500	8,524,092
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,181,911
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,828,419
Sr. Unsec’d. Notes, MTN(a)	3.950	06/30/25	18,750	18,290,302

See Notes to Financial Statements.

PGIM Fixed Income ETFs    27

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	5.300%(c)	12/11/23	12,000	$12,041,940
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.950	06/06/25	13,250	12,810,100

				147,352,930

Banks 9.2%

Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	5.272(c)	05/28/24	15,000	14,975,232
Bank of America NA,
Series D005, SOFR + 0.750%	5.300(c)	01/08/24	7,000	7,007,760
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	5.074(c)	03/08/24	20,000	20,033,392
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	1.625	05/01/23	6,000	5,967,572
Sr. Unsec’d. Notes, MTN, SOFR + 0.460%	4.961(c)	01/10/25	7,750	7,735,834
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	5.407(c)	04/11/25	4,750	4,770,741
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A(a)	0.650	02/27/24	7,250	6,907,531
Sr. Unsec’d. Notes, 144A, SOFR Index + 0.410%	4.985(c)	02/04/25	20,000	19,738,172
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR Index + 0.420%	4.941(c)	10/18/24	10,000	9,932,641
Sr. Unsec’d. Notes, SOFR + 0.800%	5.247(c)	03/17/23	6,000	5,995,040
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.630%	5.180(c)	01/10/25	28,500	28,553,252
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)	4.812(c)	01/12/24	5,500	5,485,350
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR Index + 0.390%	4.959(c)	02/02/24	2,500	2,438,525
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series E, SOFR + 0.500% (Cap N/A, Floor 0.000%)	5.075(c)	11/08/23	20,000	19,936,294
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.896(ff)	10/09/26	25,000	24,937,077
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A	4.400	08/23/25	25,000	24,338,200

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	0.768%(ff)	08/09/25	15,000	$13,931,827
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes(a)	3.500	06/09/25	7,250	6,971,126
Sr. Unsec’d. Notes	4.966	01/12/26	32,000	31,857,466
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	3,750	3,608,446
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	3,000	2,983,099
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	5.903(c)	03/22/25	9,000	8,868,951
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A	0.625	05/24/24	9,500	8,955,076
Sr. Unsec’d. Notes, 144A	4.750	09/22/25	10,500	10,332,681
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.340%	4.839(c)	10/07/24	10,000	9,963,903
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A	0.650	09/09/24	11,250	10,471,661
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.440%	4.851(c)	09/16/24	7,500	7,473,544
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	4.731(c)	09/10/24	8,000	7,979,350
Sr. Unsec’d. Notes, MTN, SOFR + 0.220%	4.796(c)	06/02/23	5,200	5,197,901
Truist Bank,
Sr. Unsec’d. Notes, SOFR + 0.200%	4.720(c)	01/17/24	14,850	14,819,469
Sr. Unsec’d. Notes, SOFR + 0.730% (Cap N/A, Floor 0.000%)	5.103(c)	03/09/23	2,000	1,999,885
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	3,000	2,859,879
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	4.935(c)	02/09/24	4,500	4,496,736
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	1,250	1,225,514
Sr. Unsec’d. Notes, 144A	5.711(ff)	01/12/27	25,000	24,954,072

				387,703,199

Beverages 1.3%

Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	5,600	5,553,570
Sr. Unsec’d. Notes, 144A(a)	0.800	05/03/24	3,000	2,827,916

See Notes to Financial Statements.

PGIM Fixed Income ETFs    29

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)

Diageo Capital PLC (United Kingdom),
Gtd. Notes	5.200%	10/24/25	17,000	$17,136,887
Keurig Dr. Pepper, Inc.,
Gtd. Notes	0.750	03/15/24	25,000	23,789,892
PepsiCo, Inc.,
Sr. Unsec’d. Notes(a)	0.400	10/07/23	5,500	5,341,458

				54,649,723

Biotechnology 0.4%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/25	13,250	13,222,986
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	0.750	09/29/23	2,250	2,191,190

				15,414,176

Building Materials 0.0%

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
	0.650	07/15/23	2,250	2,209,301

Chemicals 1.4%

Air Liquide Finance SA (France),
Gtd. Notes, 144A	2.250	09/27/23	1,000	983,158
Linde, Inc.,
Gtd. Notes(a)	4.700	12/05/25	28,500	28,456,713
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	1.900	05/13/23	3,000	2,977,721
Sr. Unsec’d. Notes	5.900	11/07/24	10,270	10,324,303
Sr. Unsec’d. Notes	5.950	11/07/25	7,250	7,344,218
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,360,469
Westlake Corp.,
Sr. Unsec’d. Notes	0.875	08/15/24	2,750	2,572,319

				58,018,901

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 0.2%

Verisk Analytics, Inc.,
Sr. Unsec’d. Notes

	4.000%	06/15/25	10,000	$9,673,994

Computers 1.5%

Apple, Inc.,
Sr. Unsec’d. Notes(a)	3.200	05/13/25	16,000	15,454,014
Sr. Unsec’d. Notes	3.250	02/23/26	13,150	12,589,236
International Business Machines Corp.,
Sr. Unsec’d. Notes	4.500	02/06/26	37,000	36,274,205

				64,317,455

Cosmetics/Personal Care 0.3%

Colgate-Palmolive Co.,
Sr. Unsec’d. Notes	3.100	08/15/25	6,750	6,483,591
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, SOFR + 0.890%	5.349(c)	03/24/24	6,250	6,234,657

				12,718,248

Diversified Financial Services 0.3%

Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN
	0.750	06/07/24	13,250	12,474,941

Electric 5.0%

American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	5.294(c)	11/01/23	3,000	2,996,590
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.650%	5.226(c)	05/13/24	10,000	9,927,387
DTE Energy Co.,
Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,075,273
Duke Energy Corp.,
Sr. Unsec’d. Notes	5.000	12/08/25	13,250	13,177,165
Entergy Louisiana LLC,
First Mortgage	0.620	11/17/23	2,569	2,483,236
Florida Power & Light Co.,
Sr. Unsec’d. Notes, SOFR Index + 0.250%	4.825(c)	05/10/23	16,114	16,111,909

See Notes to Financial Statements.

PGIM Fixed Income ETFs    31

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.940%	03/21/24	15,000	$14,626,658
Gtd. Notes	6.051	03/01/25	6,750	6,794,993
OGE Energy Corp.,
Sr. Unsec’d. Notes	0.703	05/26/23	22,988	22,737,187
PPL Electric Utilities Corp.,
First Mortgage, SOFR + 0.330%	4.789(c)	06/24/24	16,985	16,879,379
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.841	11/08/23	20,300	19,682,569
Southern California Edison Co.,
First Mortgage, Series C	4.200	06/01/25	14,250	13,925,010
First Mortgage, Series D	3.400	06/01/23	13,475	13,404,339
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.550	09/15/23	15,000	14,603,714
Sr. Unsec’d. Notes	0.800	03/15/24	7,250	6,908,483
Sr. Unsec’d. Notes	4.750	01/09/26	23,000	22,685,263
Sr. Unsec’d. Notes	5.000	09/27/25	6,000	5,946,202

				210,965,357

Electronics 0.5%

Tyco Electronics Group SA,
Gtd. Notes
	4.500	02/13/26	23,250	22,933,847

Entertainment 0.2%

Warnermedia Holdings, Inc.,
Gtd. Notes, 144A, SOFR Index + 1.780%
	6.203(c)	03/15/24	7,500	7,550,522

Foods 0.9%

Hormel Foods Corp.,
Sr. Unsec’d. Notes	0.650	06/03/24	3,500	3,304,088
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A	4.250	09/15/25	13,750	13,414,798
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	5,000	4,787,851
Gtd. Notes, 144A	4.000	09/12/25	16,750	16,345,589

				37,852,326

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.2%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A

	3.734%	07/15/23	7,000	$6,956,832

Gas 0.5%

Atmos Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%
	5.103(c)	03/09/23	20,250	20,249,423

Healthcare-Products 1.0%

Baxter International, Inc.,
Sr. Unsec’d. Notes	0.868	12/01/23	10,000	9,667,467
Sr. Unsec’d. Notes, SOFR Index + 0.260%	4.836(c)	12/01/23	20,000	19,908,827
Stryker Corp.,
Sr. Unsec’d. Notes	0.600	12/01/23	1,250	1,206,727
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.530%	5.051(c)	10/18/24	12,435	12,416,002

				43,199,023

Healthcare-Services 0.3%

UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	7,250	6,852,860
Sr. Unsec’d. Notes	5.150	10/15/25	5,750	5,761,842

				12,614,702

Household Products/Wares 0.3%

Avery Dennison Corp.,
Sr. Unsec’d. Notes

	0.850	08/15/24	12,350	11,575,491

Insurance 3.1%

Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	2.750	03/15/23	4,853	4,846,244
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/04/25	8,000	7,653,031
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A	0.650	06/17/24	12,750	11,989,721

See Notes to Financial Statements.

PGIM Fixed Income ETFs    33

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800%	08/12/24	3,000	$2,814,599
Sec’d. Notes, 144A, SOFR + 0.390%	4.889(c)	04/06/23	10,000	9,997,821
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,250	22,571,712
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	4,190	4,095,702
Sec’d. Notes, 144A, SOFR + 0.190%	4.666(c)	06/30/23	1,075	1,073,901
Sec’d. Notes, 144A, MTN	3.600	08/05/25	19,750	18,983,201
Pacific Life Global Funding II,
Sr. Sec’d. Notes, 144A	0.500	09/23/23	4,750	4,617,988
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	7,250	6,957,109
Sec’d. Notes, 144A, SOFR + 0.450%	4.962(c)	04/12/24	1,250	1,247,101
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	4,250	4,129,883
Sec’d. Notes, 144A, SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.434(c)	12/11/24	20,000	20,010,265
Sr. Sec’d. Notes, 144A	0.473	01/12/24	10,000	9,566,399

				130,554,677

Internet 0.7%

Amazon.com, Inc.,
Sr. Unsec’d. Notes
	4.600	12/01/25	32,000	31,767,762

Iron/Steel 0.2%

Nucor Corp.,
Sr. Unsec’d. Notes
	3.950	05/23/25	8,000	7,781,025

Machinery-Construction & Mining 0.7%

Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	4.800	01/06/26	15,000	14,949,759
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	10,000	9,748,957
Sr. Unsec’d. Notes, MTN, SOFR + 0.245%	4.820(c)	05/17/24	6,000	5,991,059

				30,689,775

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 1.0%

CNH Industrial Capital LLC,
Gtd. Notes	3.950%	05/23/25	12,500	$12,098,718
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	4.695(c)	10/11/24	2,000	1,994,293
Sr. Unsec’d. Notes, MTN(a)	4.800	01/09/26	29,000	28,874,471

				42,967,482

Media 0.9%

Comcast Corp.,
Gtd. Notes(a)	5.250	11/07/25	7,250	7,281,344
Walt Disney Co. (The),
Gtd. Notes	3.700	10/15/25	30,000	28,972,018

				36,253,362

Mining 0.7%

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
	4.875	02/27/26	30,000	29,800,623

Miscellaneous Manufacturing 0.1%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
	0.550	09/01/23	3,000	2,924,918

Oil & Gas 0.2%

Exxon Mobil Corp.,
Sr. Unsec’d. Notes	1.571	04/15/23	4,000	3,980,243
Phillips 66,
Gtd. Notes	0.900	02/15/24	4,000	3,830,048
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.550	05/15/23	2,500	2,475,941

				10,286,232

Pharmaceuticals 0.8%

AmerisourceBergen Corp.,
Sr. Unsec’d. Notes	0.737	03/15/23	5,312	5,302,975

See Notes to Financial Statements.

PGIM Fixed Income ETFs    35

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	0.700%	05/28/24	12,250	$11,586,193
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	0.537	11/13/23	10,000	9,677,475
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	0.534	10/01/23	6,500	6,328,063

				32,894,706

Pipelines 1.1%

Enbridge, Inc. (Canada),
Gtd. Notes	0.550	10/04/23	8,000	7,770,511
Enterprise Products Operating LLC,
Gtd. Notes	5.050	01/10/26	14,750	14,726,894
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	9,750	9,046,894
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	15,000	15,004,981

				46,549,280

Real Estate Investment Trusts (REITs) 0.2%

Public Storage,
Sr. Unsec’d. Notes, SOFR + 0.470%
	5.007(c)	04/23/24	8,500	8,503,052

Retail 0.9%

7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	2,250	2,149,774
Dollar General Corp.,
Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,633,088
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.700	04/15/25	6,000	5,722,206
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,827,487
Walmart, Inc.,
Sr. Unsec’d. Notes(a)	3.900	09/09/25	13,750	13,475,306

				37,807,861

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Savings & Loans 0.2%

Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
	0.550%	01/22/24	9,750	$9,315,666

Semiconductors 0.9%

Analog Devices, Inc.,
Sr. Unsec’d. Notes, SOFR + 0.250%	4.730(c)	10/01/24	2,000	1,978,273
Intel Corp.,
Sr. Unsec’d. Notes	2.600	05/19/26	10,181	9,453,248
Microchip Technology, Inc.,
Sr. Unsec’d. Notes	0.972	02/15/24	28,500	27,234,717

				38,666,238

Software 0.1%

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	0.600	03/01/24	5,750	5,479,842
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,200	1,177,578

				6,657,420

Telecommunications 1.3%

Cisco Systems, Inc.,
Sr. Unsec’d. Notes	2.950	02/28/26	19,573	18,540,349
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	6,500	6,182,610
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	3,000	2,941,389
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	8,000	7,623,292
Sr. Unsec’d. Notes	1.450	03/20/26	14,557	13,031,117
Sr. Unsec’d. Notes, SOFR Index + 0.500%	4.953(c)	03/22/24	7,000	6,990,995

				55,309,752

See Notes to Financial Statements.

PGIM Fixed Income ETFs    37

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.4%

Union Pacific Corp.,
Sr. Unsec’d. Notes
	4.750%	02/21/26	16,000	$15,928,153

TOTAL CORPORATE BONDS (cost $1,772,617,676)				1,745,442,874

RESIDENTIAL MORTGAGE-BACKED SECURITY 0.2%
Towd Point Mortgage Trust, Series 2021-SJ01, Class A1, 144A (cost $9,860,233)	2.250(cc)	07/25/68	9,758	9,050,473

TOTAL LONG-TERM INVESTMENTS (cost $3,126,203,720)				3,081,842,981

			Shares

SHORT-TERM INVESTMENTS 27.4%

AFFILIATED MUTUAL FUND 0.6%
PGIM Institutional Money Market Fund (cost $28,107,450; includes $27,967,086 of cash collateral for securities on loan)(b)(we)			28,127,927	28,119,489

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 7.5%
Banco Santander SA, SOFR + 0.800%	5.136%(c)	12/05/23	31,500	31,599,998
Bank of Montreal	5.200	09/05/23	5,000	5,001,617
Bank of Montreal	5.380	12/12/23	5,000	5,002,041
Bank of Nova Scotia (The), SOFR + 0.720% (Cap N/A, Floor 0.000%)	5.270(c)	08/16/23	5,000	5,013,693
Citibank NA, SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.250(c)	12/13/23	11,500	11,532,101
Credit Agricole Corporate & Investment Bank	4.560	03/07/23	35,000	34,999,864
First Republic Bank	4.630	03/01/23	35,000	35,000,016
Mizuho Bank Ltd., SOFR + 0.810%	5.360(c)	11/30/23	30,350	30,474,948
MUFG Bank Ltd., SOFR + 0.420%	4.970(c)	04/12/23	20,000	20,007,385
Natixis SA	5.000	09/27/23	15,000	14,966,839

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Nordea Bank Abp, SOFR + 0.540%	5.090%(c)	05/26/23	15,000	$15,015,044
Skandinaviska Enskilda Banken AB, SOFR + 0.730%	5.280(c)	03/17/23	15,000	15,004,444
Standard Chartered Bank, SOFR + 0.420%	4.970(c)	07/28/23	13,000	13,014,070
State Street Bank & Trust Co.	4.300	03/27/23	5,000	4,999,086
State Street Bank & Trust Co., SOFR + 0.300%	4.850(c)	03/27/23	5,000	5,000,569
Sumitomo Mitsui Banking Corp., SOFR + 0.850%	5.400(c)	11/30/23	31,500	31,633,205
Svenska Handelsbanken, SOFR + 0.700%	5.250(c)	03/15/23	25,000	25,006,250
Toronto-Dominion Bank (The)	4.800	09/22/23	12,500	12,456,005

TOTAL CERTIFICATES OF DEPOSIT (cost $315,350,912)				315,727,175

COMMERCIAL PAPER 13.3%
Alimentation Couche-Tard, Inc.,
144A	4.859(n)	03/09/23	13,000	12,984,254
144A	4.919(n)	03/21/23	17,000	16,951,636
AmerisourceBergen Corp.,
144A	4.771(n)	03/01/23	20,000	19,997,360
Australia & New Zealand Banking Group Ltd.,
144A, SOFR + 0.610%	5.160(c)	09/28/23	25,000	25,061,305
Bank of America Securities, Inc.,
144A, SOFR + 0.850%	5.400(c)	10/18/23	14,500	14,549,886
Bank of Montreal,
144A, SOFR + 0.700%	5.250(c)	05/02/23	5,000	5,004,857
Bank of Nova Scotia (The),
144A, SOFR + 0.740%	5.290(c)	12/06/23	15,000	15,045,076
BNG Bank NV,
144A	4.568(n)	03/02/23	30,000	29,992,492
CDP Financial, Inc.,
144A	5.143(n)	07/03/23	5,000	4,916,094
144A, SOFR + 0.750%	5.300(c)	07/25/23	15,000	15,033,337
144A, SOFR + 0.800%	5.350(c)	11/01/23	5,000	5,017,372
Citigroup Global Markets Holdings, Inc.,
144A, SOFR + 0.650%	5.200(c)	09/20/23	15,000	15,018,856
Enbridge, Inc.,
144A	4.945(n)	03/24/23	22,000	21,927,092
ERAC USA Finance LLC,
144A	4.920(n)	03/17/23	9,000	8,979,600
144A	4.923(n)	03/23/23	11,000	10,966,140
Glencore Funding LLC,
144A	5.030(n)	03/22/23	35,000	34,895,772

See Notes to Financial Statements.

PGIM Fixed Income ETFs    39

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Hewlett Packard Enterprise Co.,
144A	4.888%(n)	03/15/23	35,000	$34,930,277
144A	4.889(n)	03/03/23	25,000	24,990,054
Hitachi America Capital Ltd.,
144A	4.784(n)	03/01/23	20,000	19,997,366
JPMorgan Securities LLC,
144A	5.310	01/25/24	10,000	9,996,120
Mitsubishi Corp.,
144A	4.666(n)	03/17/23	5,000	4,989,198
144A	4.738(n)	04/10/23	5,000	4,973,527
Realty Income Corp.,
144A	4.889(n)	03/24/23	40,000	39,871,440
Sempra Energy,
144A	4.843(n)	03/08/23	6,000	5,993,635
Societe Generale SA,
144A, SOFR + 0.820%	5.370(c)	12/11/23	35,000	35,157,817
STE Transcore Holdings, Inc.,
144A	4.564(n)	03/07/23	18,000	17,984,106
Swedbank AB, SOFR + 0.670%	5.220(c)	06/30/23	20,000	20,038,256
TransCanada PipeLines Ltd.,
144A	5.263(n)	03/06/23	7,250	7,244,237
UDR, Inc.,
144A	4.917(n)	03/14/23	5,000	4,990,684
Ventas Realty LP,
144A	4.771(n)	03/01/23	10,000	9,998,680
Vulcan Materials Co.,
144A	4.863(n)	03/15/23	40,000	39,917,600
Westpac Banking Corp.,
144A, SOFR + 0.650%	5.200(c)	04/28/23	25,000	25,020,817

TOTAL COMMERCIAL PAPER (cost $561,998,721)				562,434,943

U.S. GOVERNMENT AGENCY OBLIGATION 0.6%
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%) (cost $24,999,811)	4.570(c)	03/13/23	25,000	24,998,847

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

UNAFFILIATED FUND 5.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $227,359,229)	227,359,229	$227,359,229

TOTAL SHORT-TERM INVESTMENTS (cost $1,157,816,123)		1,158,639,683

TOTAL INVESTMENTS 100.3% (cost $4,284,019,843)		4,240,482,664
Liabilities in excess of other assets(z) (0.3)%		(13,812,863)

NET ASSETS 100.0%		$4,226,669,801

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,413,523; cash collateral of $27,967,086 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
46	3 Month SOFR	Mar. 2023	$10,988,538	$(17,947)
46	3 Month SOFR	Jun. 2023	10,925,575	2,153
46	3 Month SOFR	Sep. 2023	10,881,875	46,041
46	3 Month SOFR	Dec. 2023	10,878,425	65,116
34	3 Month SOFR	Mar. 2024	8,053,750	59,613

See Notes to Financial Statements.

PGIM Fixed Income ETFs    41

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Futures contracts outstanding at February 28, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
24	3 Month SOFR	Jun. 2024	$5,704,200	$39,806
24	3 Month SOFR	Sep. 2024	5,729,100	30,019
24	3 Month SOFR	Dec. 2024	5,753,100	16,543
16	3 Month SOFR	Mar. 2025	3,847,200	6,971
16	3 Month SOFR	Jun. 2025	3,854,400	4,021
16	3 Month SOFR	Sep. 2025	3,858,600	2,783
16	3 Month SOFR	Dec. 2025	3,861,600	1,546

				$256,665

Interest rate swap agreements outstanding at February 28, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
5,000	04/13/23	(0.013)%(S)	1 Day USOIS(1)(A)/4.570%	$7	$150,935	$150,928
8,560	05/11/23	2.250%(S)	1 Day USOIS(1)(A)/4.570%	(41,644)	90,360	132,004
18,000	06/07/23	0.148%(S)	1 Day USOIS(1)(A)/4.570%	26	629,540	629,514
75,000	07/26/23	0.192%(S)	1 Day USOIS(1)(A)/4.570%	64	2,973,486	2,973,422
11,000	09/06/23	2.114%(S)	1 Day SOFR(1)(A)/4.550%	64	263,000	262,936
4,000	09/11/23	1.423%(S)	1 Day SOFR(1)(A)/4.550%	56	124,508	124,452
42,500	09/23/23	4.220%(A)	1 Day SOFR(1)(A)/4.550%	12,912	201,658	188,746
8,000	10/01/23	0.251%(S)	1 Day SOFR(1)(A)/4.550%	49	354,063	354,014
30,000	11/09/23	4.210%(A)	1 Day SOFR(1)(A)/4.550%	18,855	231,631	212,776
10,000	12/01/23	2.634%(S)	1 Day SOFR(1)(A)/4.550%	82	239,977	239,895
5,000	12/07/23	0.221%(S)	1 Day USOIS(1)(A)/4.570%	50	239,511	239,461
7,000	01/03/24	4.276%(A)	1 Day SOFR(1)(A)/4.550%	2,073	62,088	60,015
8,750	02/04/24	0.133%(S)	1 Day USOIS(1)(A)/4.570%	3,183	438,875	435,692

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Interest rate swap agreements outstanding at February 28, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
19,500	03/01/24	0.230%(S)	1 Day USOIS(1)(A)/4.570%	$8,092	$1,392,863	$1,384,771
28,500	03/01/24	2.478%(S)	1 Day SOFR(1)(A)/4.550%	122	903,481	903,359
46,000	03/09/24	1.440%(S)	1 Day SOFR(1)(A)/4.550%	16,528	2,225,331	2,208,803
8,000	03/15/24	0.276%(S)	1 Day USOIS(1)(A)/4.570%	58	575,335	575,277
23,000	03/15/24	1.658%(S)	1 Day SOFR(1)(A)/4.550%	105	1,028,416	1,028,311
7,000	03/18/24	0.278%(S)	1 Day USOIS(1)(A)/4.570%	58	498,770	498,712
12,500	03/25/24	2.055%(S)	1 Day SOFR(1)(A)/4.550%	95	477,855	477,760
68,000	03/31/24	2.305%(S)	1 Day SOFR(1)(A)/4.550%	144,984	2,309,511	2,164,527
3,000	04/26/24	0.305%(S)	1 Day USOIS(1)(A)/4.570%	60	229,613	229,553
13,000	04/26/24	4.637%(A)	1 Day SOFR(1)(A)/4.550%	515	72,553	72,038
11,250	05/11/24	0.300%(S)	1 Day SOFR(1)(A)/4.550%	(696)	884,034	884,730
15,000	05/11/24	2.603%(S)	1 Day SOFR(1)(A)/4.550%	(8,408)	503,159	511,567
16,750	05/20/24	0.296%(S)	1 Day USOIS(1)(A)/4.570%	76	1,335,132	1,335,056
10,900	06/07/24	0.318%(S)	1 Day USOIS(1)(A)/4.570%	74	884,017	883,943
12,750	06/16/24	0.304%(S)	1 Day USOIS(1)(A)/4.570%	77	1,050,319	1,050,242
15,000	08/05/24	0.261%(S)	1 Day SOFR(1)(A)/4.550%	88	1,297,837	1,297,749
29,000	08/08/24	2.512%(S)	1 Day SOFR(1)(A)/4.550%	123,596	1,253,684	1,130,088
3,000	08/13/24	0.368%(S)	1 Day SOFR(1)(A)/4.550%	76	254,616	254,540
5,000	08/17/24	4.498%(A)	1 Day SOFR(1)(A)/4.550%	—	45,239	45,239
8,000	08/31/24	0.399%(S)	1 Day USOIS(1)(A)/4.570%	80	679,912	679,832

See Notes to Financial Statements.

PGIM Fixed Income ETFs    43

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Interest rate swap agreements outstanding at February 28, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
12,500	09/01/24	2.500%(S)	1 Day SOFR(1)(A)/4.550%	$2,884	$560,371	$557,487
6,750	09/08/24	3.602%(A)	1 Day SOFR(1)(A)/4.550%	—	161,918	161,918
4,500	09/09/24	0.368%(S)	1 Day SOFR(1)(A)/4.550%	(8)	387,908	387,916
46,500	09/09/24	1.484%(S)	1 Day SOFR(1)(A)/4.550%	45,720	3,010,463	2,964,743
20,000	10/09/24	4.607%(A)	1 Day SOFR(1)(A)/4.550%	4,731	154,284	149,553
9,750	10/12/24	0.511%(S)	1 Day SOFR(1)(A)/4.550%	92	824,606	824,514
18,250	10/24/24	4.688%(A)	1 Day SOFR(1)(A)/4.550%	124,226	85,306	(38,920)
25,500	12/09/24	4.291%(A)	1 Day SOFR(1)(A)/4.550%	(3,878)	327,211	331,089
12,000	03/21/25	1.998%(S)	1 Day SOFR(1)(A)/4.550%	121	728,440	728,319
83,500	03/30/25	2.418%(S)	1 Day SOFR(1)(A)/4.550%	277,695	4,130,189	3,852,494
47,450	04/24/25	4.557%(A)	1 Day SOFR(1)(A)/4.550%	(106,289)	179,073	285,362
16,000	05/11/25	0.450%(S)	1 Day SOFR(1)(A)/4.550%	11,306	1,752,602	1,741,296
15,500	05/13/25	3.986%(A)	1 Day SOFR(1)(A)/4.550%	—	272,533	272,533
28,750	06/29/25	3.083%(S)	1 Day SOFR(1)(A)/4.550%	194,659	1,080,667	886,008
57,000	06/29/25	3.086%(S)	1 Day SOFR(1)(A)/4.550%	(420,393)	2,137,839	2,558,232
53,250	08/17/25	2.957%(S)	1 Day SOFR(1)(A)/4.550%	96,014	2,308,459	2,212,445
95,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/4.550%	445,376	2,947,242	2,501,866
188,500	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/4.550%	(133,743)	3,053,476	3,187,219
22,750	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/4.550%	(14,677)	101,386	116,063
7,500	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/4.550%	—	10,144	10,144

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Interest rate swap agreements outstanding at February 28, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
216,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/4.550%	$(15,601)	$2,993,237	$3,008,838
46,750	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/4.550%	5,849	951,452	945,603
60,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/4.550%	—	1,077,015	1,077,015
38,000	02/27/26	4.345%(A)	1 Day USOIS(1)(A)/4.570%	—	116,996	116,996
47,600	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/4.550%	3,153	17,933	14,780
22,400	04/06/26	3.789%(A)	1 Day SOFR(1)(A)/4.550%	—	437,530	437,530
17,000	08/17/26	4.131%(A)	1 Day SOFR(1)(A)/4.550%	—	94,635	94,635

				$798,594	$53,804,224	$53,005,630

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$24,661,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Fixed Income ETFs    45

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$85,415,694	$—
Collateralized Loan Obligations	—	614,314,005	—
Consumer Loans	—	3,882,727	—
Equipment	—	10,107,225	—
Certificates of Deposit	—	36,360,071	—
Commercial Mortgage-Backed Securities	—	577,269,912	—
Corporate Bonds	—	1,745,442,874	—
Residential Mortgage-Backed Security	—	9,050,473	—
Short-Term Investments
Affiliated Mutual Fund	28,119,489	—	—
Certificates of Deposit	—	315,727,175	—
Commercial Paper	—	562,434,943	—
U.S. Government Agency Obligation	—	24,998,847	—
Unaffiliated Fund	227,359,229	—	—

Total	$255,478,718	$3,985,003,946	$—

Other Financial Instruments*
Assets
Futures Contracts	$274,612	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	53,044,550	—

Total	$274,612	$53,044,550	$—

Liabilities
Futures Contracts	$(17,947)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(38,920)	—

Total	$(17,947)	$(38,920)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2023 were as follows:

Collateralized Loan Obligations	14.5%
Commercial Mortgage-Backed Securities	13.6

Commercial Paper	13.3%
Banks	9.2

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Industry Classification (continued):

Certificates of Deposit	8.4%
Unaffiliated Fund	5.4
Electric	5.0
Auto Manufacturers	3.5
Insurance	3.1
Automobiles	2.0
Computers	1.5
Chemicals	1.4
Telecommunications	1.3
Beverages	1.3
Pipelines	1.1
Healthcare-Products	1.0
Machinery-Diversified	1.0
Semiconductors	0.9
Foods	0.9
Retail	0.9
Media	0.9
Pharmaceuticals	0.8
Internet	0.7
Machinery-Construction & Mining	0.7
Mining	0.7
Affiliated Mutual Fund (0.7% represents investments purchased with collateral from securities on loan)	0.6
U.S. Government Agency Obligation	0.6
Agriculture	0.6
Electronics	0.5
Gas	0.5

Transportation	0.4%
Biotechnology	0.4
Cosmetics/Personal Care	0.3
Healthcare-Services	0.3
Diversified Financial Services	0.3
Household Products/Wares	0.3
Equipment	0.3
Oil & Gas	0.2
Commercial Services	0.2
Savings & Loans	0.2
Residential Mortgage-Backed Security	0.2
Real Estate Investment Trusts (REITs)	0.2
Aerospace & Defense	0.2
Iron/Steel	0.2
Entertainment	0.2
Forest Products & Paper	0.2
Software	0.1
Consumer Loans	0.1
Miscellaneous Manufacturing	0.1
Building Materials	0.0 *

100.3
Liabilities in excess of other assets	(0.3)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Fixed Income ETFs    47

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$274,612	*	Due from/to broker-variation margin futures	$17,947	*
Interest rate contracts	Due from/to broker-variation margin swaps	53,044,550	*	Due from/to broker-variation margin swaps	38,920	*

		$53,319,162			$56,867

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$98,363	$185,171

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$245,572	$30,240,933

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$ 60,761,807
Interest Rate Swap Agreements (1)	1,278,693,333

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$27,413,523	$(27,413,523)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Fixed Income ETFs    49

PGIM Ultra Short Bond ETF

Statement of Assets & Liabilities  (unaudited)

as of February 28, 2023

Assets

Investments at value, including securities on loan of $27,413,523:
Unaffiliated investments (cost $4,255,912,393)	$4,212,363,175
Affiliated investments (cost $28,107,450)	28,119,489
Foreign currency, at value (cost $5)	5
Receivable for Fund shares sold	28,429,871
Deposit with broker for centrally cleared/exchange-traded derivatives	24,661,000
Dividends and interest receivable	21,526,001
Due from broker—variation margin swaps	199,754
Due from broker—variation margin futures	4,363
Other assets	64,336

Total Assets	4,315,367,994

Liabilities

Payable for investments purchased	45,304,704
Payable to broker for collateral for securities on loan	27,967,086
Payable for Fund shares purchased	14,834,692
Management fee payable	458,196
Other liabilities	133,515

Total Liabilities	88,698,193

Net Assets	$4,226,669,801

Net assets were comprised of:
Common Stock, at par	$85,475
Paid-in capital in excess of par	4,237,545,001
Total distributable earnings (loss)	(10,960,675)

Net assets, February 28, 2023	$4,226,669,801

Net asset value, offering price and redemption price per share, ($4,226,669,801 ÷ 85,475,000 shares of common stock issued and outstanding)	$49.45

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Statement of Operations  (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Interest income (net of $17,279 foreign withholding tax)	$59,734,280
Unaffiliated dividend income	2,827,359
Affiliated income from securities lending, net	36,355

Total income	62,597,994

Expenses
Management fee	2,459,660

Net investment income (loss)	60,138,334

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $5,879)	9,450
Futures transactions	98,363
Swap agreement transactions	185,171

292,984

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $12,039)	(4,317,342)
Futures	245,572
Swap agreements	30,240,933
Foreign currencies	(4)

26,169,159

Net gain (loss) on investment and foreign currency transactions	26,462,143

Net Increase (Decrease) In Net Assets Resulting From Operations	$86,600,477

See Notes to Financial Statements.

PGIM Fixed Income ETFs    51

PGIM Ultra Short Bond ETF

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$60,138,334	$28,447,959
Net realized gain (loss) on investment and foreign currency transactions	292,984	(4,472,309)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	26,169,159	(17,841,462)

Net increase (decrease) in net assets resulting from operations	86,600,477	6,134,188

Dividends and Distributions
Distributions from distributable earnings	(61,238,122)	(29,966,721)

Fund share transactions
Net proceeds from shares sold (49,150,000 and 29,900,000 shares, respectively)	2,414,991,056	1,471,938,881
Cost of shares purchased (13,350,000 and 17,975,000 shares, respectively)	(656,009,064)	(882,319,618)

Net increase (decrease) in net assets from Fund share transactions	1,758,981,992	589,619,263

Total increase (decrease)	1,784,344,347	565,786,730

Net Assets:

Beginning of period	2,442,325,454	1,876,538,724

End of period	$4,226,669,801	$2,442,325,454

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Financial Highlights  (unaudited)

	Six Months Ended February 28,		Year Ended August 31,				April 05, 2018(a) through August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$49.17		$ 49.71	$49.93	$50.15	$50.12	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.89		0.62	0.64	1.06	1.40	0.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.52)	(0.15)	(0.08)	(0.02)	0.01
Total from investment operations	1.21		0.10	0.49	0.98	1.38	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.93)		(0.64)	(0.71)	(1.20)	(1.35)	(0.42)
Net asset value, end of period	$49.45		$ 49.17	$49.71	$49.93	$50.15	$50.12
Total Return(c):	2.49%		0.21%	0.98%	1.99%	2.80%	1.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,226,670		$2,442,325	$1,876,539	$1,039,888	$562,990	$52,627
Average net assets (000)	$3,306,534		$2,267,793	$1,320,282	$883,274	$246,678	$33,209
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15	%(e)
Expenses before waivers and/or expense reimbursement	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15	%(e)
Net investment income (loss)	3.67	%(e)	1.25%	1.27%	2.12%	2.77%	2.58	%(e)
Portfolio turnover rate(f)	10%		9%	10%	47%	7%	145%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs    53

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.7%

ASSET-BACKED SECURITIES 4.3%

Collateralized Loan Obligations

BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.808%(c)	10/20/30	750	$743,989
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	01/20/32	750	741,531
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.948(c)	10/15/32	1,000	989,740
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.955(c)	02/20/30	671	665,737
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.812(c)	04/17/30	655	649,771

TOTAL ASSET-BACKED SECURITIES (cost $3,785,916)				3,790,768

CORPORATE BONDS 87.0%

Advertising 0.4%

CMG Media Corp.,
Gtd. Notes, 144A
	8.875	12/15/27	540	363,067

Aerospace & Defense 3.2%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	150	143,026
Sr. Unsec’d. Notes	5.930	05/01/60	350	329,295
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	150	140,062
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	300	293,739
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	604	604,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	125	122,969
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	490	485,100
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	125	124,876

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

TransDigm, Inc.,
Gtd. Notes	4.625%	01/15/29	50	$42,973
Gtd. Notes	5.500	11/15/27	450	414,039
Sr. Sec’d. Notes, 144A	6.250	03/15/26	100	98,737

				2,798,816

Agriculture 0.2%

Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
	5.750	02/01/29	175	151,670

Airlines 1.0%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	50	48,940
Sr. Sec’d. Notes, 144A	11.750	07/15/25	200	219,134
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	150	145,455
Sr. Sec’d. Notes, 144A	5.750	04/20/29	125	118,788
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A	5.750	01/20/26	50	46,475
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	300	266,382

				845,174

Apparel 0.5%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	50	42,218
William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	125	120,466
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	375	302,290

				464,974

Auto Manufacturers 2.4%

Allison Transmission, Inc.,
Gtd. Notes, 144A	3.750	01/30/31	175	145,196

See Notes to Financial Statements.

PGIM Fixed Income ETFs    55

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Holdings LLC,
Gtd. Notes	9.300%	03/01/30	100	$112,093
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	100	75,910
Sr. Unsec’d. Notes	4.750	01/15/43	685	502,428
Sr. Unsec’d. Notes	5.291	12/08/46	75	58,641
Sr. Unsec’d. Notes	7.400	11/01/46	50	49,728
Sr. Unsec’d. Notes	9.625	04/22/30	265	304,891
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	400	333,575
Sr. Unsec’d. Notes	5.113	05/03/29	388	354,577
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	175	159,748

				2,096,787

Auto Parts & Equipment 0.8%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	200	184,500
Sr. Sec’d. Notes, 144A	7.000	04/15/28	50	50,000
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	200	184,512
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	125	100,909
Sr. Unsec’d. Notes	4.500	02/15/32	100	79,737
Sr. Unsec’d. Notes	5.625	06/15/28	35	31,695
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	100	94,757

				726,110

Banks 0.5%

Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	75	67,283
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625	09/09/24	250	236,168
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	125	106,735

				410,186

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 1.8%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750%	08/01/28	100	$94,955
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	165	119,761
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	150	143,811
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	125	115,084
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	175	157,281
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	95	77,188
Gtd. Notes, 144A	5.375	02/01/28	25	23,375
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30	175	142,495
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	350	310,732
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	275	210,846
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	150	124,866
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	120	110,991

				1,631,385

Chemicals 1.9%

Ashland LLC,
Gtd. Notes	6.875	05/15/43	75	74,769
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	50	38,800
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	25	17,055
Avient Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/15/25	50	49,180
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	185	150,328
Gtd. Notes, 144A	5.750	11/15/28	55	48,341
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A	6.750	08/15/24	75	71,788
Diamond BC BV,
Gtd. Notes, 144A	4.625	10/01/29	155	127,804

See Notes to Financial Statements.

PGIM Fixed Income ETFs    57

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000%	12/15/28	175	$132,604
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	100	95,186
SK Invictus Intermediate II Sarl (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	10/30/29	105	83,490
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	172,250
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	80	81,381
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	305	248,437
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	25	24,427
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	100	80,865
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	250	37,500
Sr. Sec’d. Notes, 144A	9.500	07/01/25	125	95,312
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	7.375	03/01/31	25	24,820

				1,654,337

Coal 0.0%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
	10.750	05/15/26	35	36,312

Commercial Services 4.4%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	66	60,951
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	210	199,617
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	300,046
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	350	321,175
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	495,000

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625%	04/15/26	50	$47,095
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	250	213,017
Gtd. Notes, 144A	4.625	10/01/27	50	45,705
APi Group DE, Inc.,
Gtd. Notes, 144A	4.750	10/15/29	50	44,717
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	100	89,010
Gtd. Notes, 144A	5.375	03/01/29	125	113,204
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	25	22,737
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	50	43,283
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	25	22,407
Gtd. Notes, 144A	5.000	12/01/29	50	41,505
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	500	405,122
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	425	321,140
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	200	178,257
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	175	146,961
Gtd. Notes	3.875	02/15/31	175	150,641
Gtd. Notes	4.875	01/15/28	75	71,508
Gtd. Notes	5.250	01/15/30	150	142,132
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26	465	467,600

				3,942,830

Computers 0.7%

McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	240	189,903
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	275	238,274

See Notes to Financial Statements.

PGIM Fixed Income ETFs    59

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

NCR Corp., (cont’d.)
Gtd. Notes, 144A	5.125%	04/15/29	150	$128,096
Gtd. Notes, 144A	5.250	10/01/30	50	41,839

				598,112

Distribution/Wholesale 0.6%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A
	3.875	12/15/28	575	495,186

Diversified Financial Services 3.4%

Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	4.750	12/15/24	100	92,660
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	150	133,500
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	400	338,789
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	125	74,025
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	125	107,960
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.375	05/15/31	50	43,358
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	400	309,355
Gtd. Notes, 144A	6.000	01/15/27	225	207,666
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	75	63,594
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30	150	114,537
Gtd. Notes	6.625	01/15/28	344	320,335
Gtd. Notes	7.125	03/15/26	450	439,922
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	150	117,739
Gtd. Notes, 144A	5.375	10/15/25	200	182,364
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	75	60,466
Gtd. Notes, 144A	3.875	03/01/31	125	97,009
Gtd. Notes, 144A	4.000	10/15/33	75	55,499

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375%	02/01/30	150	$132,000
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	125	119,688

				3,010,466

Electric 5.6%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	375	304,293
Sr. Sec’d. Notes, 144A	4.500	02/15/28	186	167,482
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	390	328,794
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	350	287,870
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	734	650,991
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	140	131,957
Gtd. Notes	6.625	01/15/27	30	29,951
Gtd. Notes, 144A	3.375	02/15/29	275	224,155
Gtd. Notes, 144A	3.625	02/15/31	200	155,239
Gtd. Notes, 144A	3.875	02/15/32	75	58,139
Gtd. Notes, 144A	5.250	06/15/29	350	311,343
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	275	250,912
Sr. Sec’d. Notes	5.250	07/01/30	443	397,463
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	233	218,154
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	125	120,499
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	300	259,428
Gtd. Notes, 144A	5.000	07/31/27	290	269,543
Gtd. Notes, 144A	5.500	09/01/26	50	47,849
Gtd. Notes, 144A	5.625	02/15/27	750	711,548

				4,925,610

See Notes to Financial Statements.

PGIM Fixed Income ETFs    61

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment 0.6%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375%	03/31/29	350	$296,591
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.250	06/15/28	275	279,418

				576,009

Electronics 0.2%

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	200	187,374
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	15	12,579

				199,953

Engineering & Construction 0.1%

Artera Services LLC,
Sr. Sec’d. Notes, 144A	9.033	12/04/25	50	42,982
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	50	41,166

				84,148

Entertainment 3.0%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	57	29,032
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	465	461,458
Sr. Sec’d. Notes, 144A	7.000	02/15/30	250	251,775
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	200	171,117
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	150	144,424
Everi Holdings, Inc.,
Gtd. Notes, 144A	5.000	07/15/29	25	22,014
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	225	225,554
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	275	254,997

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875%	05/01/29	225	$193,026
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	75	60,978
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	367	339,955
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31	200	143,287
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	225	198,097
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	180	160,902

				2,656,616

Environmental Control 0.3%

Clean Harbors, Inc.,
Gtd. Notes, 144A	6.375	02/01/31	25	24,917
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	25	21,750
Gtd. Notes, 144A	4.375	08/15/29	175	150,937
Gtd. Notes, 144A	4.750	06/15/29	125	110,781

				308,385

Foods 3.2%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	325	275,738
Gtd. Notes, 144A	5.875	02/15/28	25	24,179
Gtd. Notes, 144A	6.500	02/15/28	100	99,426
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	425	342,910
C&S Group Enterprises LLC,
Gtd. Notes, 144A	5.000	12/15/28	75	57,760
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	125	121,788

See Notes to Financial Statements.

PGIM Fixed Income ETFs    63

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.625%	01/15/32		340	$272,414
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	23,556
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46		50	40,898
Gtd. Notes	5.200	07/15/45		25	23,095
Gtd. Notes	6.500	02/09/40		25	26,356
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		150	132,156
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	92,379
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		50	38,961
Gtd. Notes	4.250	04/15/31		925	772,400
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		275	238,504
Gtd. Notes, 144A	5.500	12/15/29		200	183,465
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		125	105,588

					2,871,573

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		150	138,770
Sr. Unsec’d. Notes	5.875	08/20/26		78	73,552

					212,322

Healthcare-Products 1.2%

Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30		200	169,593
Sr. Sec’d. Notes, 144A	6.750	02/15/30		25	22,567
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		500	416,941
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		550	451,620

					1,060,721

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 4.0%

DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31	911	$689,881
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	05/01/26	50	41,057
HCA, Inc.,
Gtd. Notes	5.875	02/15/26	75	74,979
Gtd. Notes	7.500	11/06/33	75	80,577
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	75	63,248
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	750	492,461
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	300	268,758
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26	300	255,666
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	1,075	941,201
Sr. Sec’d. Notes	4.375	01/15/30	425	371,981
Sr. Unsec’d. Notes	6.875	11/15/31	250	231,469

				3,511,278

Home Builders 4.2%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	100	82,083
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	175	140,848
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	250	222,340
Gtd. Notes	7.250	10/15/29	423	379,475
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	250	187,500
Gtd. Notes, 144A	6.250	09/15/27	145	126,878
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	25	24,348
Gtd. Notes, 144A	3.875	08/15/29	225	184,172
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	100	87,888
Gtd. Notes, 144A	5.000	03/01/28	75	64,964

See Notes to Financial Statements.

PGIM Fixed Income ETFs    65

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

KB Home,
Gtd. Notes	4.000%	06/15/31	325	$265,564
Gtd. Notes	4.800	11/15/29	250	219,545
Gtd. Notes	7.250	07/15/30	25	24,530
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	150	121,974
Gtd. Notes	4.950	02/01/28	75	67,426
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	175	145,031
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	250	222,555
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	225	200,049
Sr. Unsec’d. Notes	4.750	04/01/29	50	43,965
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	7.500	02/15/26	200	175,001
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	300	287,352
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	435	383,758
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	75	69,625
Gtd. Notes	5.700	06/15/28	15	13,999

				3,740,870

Home Furnishings 0.2%

Tempur Sealy International, Inc.,
Gtd. Notes, 144A
	4.000	04/15/29	200	170,857

Household Products/Wares 0.4%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	250	204,673
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	125	107,500
Sr. Sec’d. Notes, 144A	5.000	12/31/26	25	22,687

				334,860

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares 0.6%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000%	04/01/31	225	$180,895
Gtd. Notes	4.375	02/01/32	100	81,629
Gtd. Notes	4.500	10/15/29	25	21,672
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	375	243,181

				527,377

Insurance 0.1%

BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	150	129,319

Internet 0.4%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	140	135,927
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	245	205,881

				341,808

Iron/Steel 0.2%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	116	113,236
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.375	03/15/32	100	86,170

				199,406

Leisure Time 1.4%

NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	275	237,875
Sr. Sec’d. Notes, 144A	8.375	02/01/28	75	75,985
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	75	75,188
Gtd. Notes, 144A	9.250	01/15/29	75	79,556
Sr. Sec’d. Notes, 144A	8.250	01/15/29	325	336,375
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	25	21,938
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	75	65,203

See Notes to Financial Statements.

PGIM Fixed Income ETFs    67

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Royal Caribbean Cruises Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A	11.625%	08/15/27	175	$185,883
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	25	21,375
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	125	106,953
Vista Outdoor, Inc.,
Gtd. Notes, 144A	4.500	03/15/29	50	40,422

				1,246,753

Lodging 1.5%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	280	229,785
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	75	69,815
Gtd. Notes	4.750	10/15/28	450	403,290
Gtd. Notes	5.500	04/15/27	300	285,081
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	400	338,000

				1,325,971

Machinery-Construction & Mining 0.3%

Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	250	229,432

Machinery-Diversified 1.0%

Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	50	52,257
Sr. Sec’d. Notes, 144A	7.500	01/01/30	100	101,531
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.625	12/15/28	190	155,131
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	10.125	08/01/24	382	371,110
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	250	226,875

				906,904

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 7.4%

AMC Networks, Inc.,
Gtd. Notes	5.000%	04/01/24	160	$159,800
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	872	690,263
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	650	521,488
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	250	187,162
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	575	447,610
Sr. Unsec’d. Notes, 144A	4.750	02/01/32	100	81,448
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	50	45,346
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	100	89,230
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	200	192,756
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	137,179
Gtd. Notes, 144A	4.125	12/01/30	200	143,405
Gtd. Notes, 144A	4.500	11/15/31	200	142,581
Gtd. Notes, 144A	5.375	02/01/28	680	567,306
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	500	286,238
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $565,303; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27	1,251	32,603
Sec’d. Notes, 144A (original cost $507,220; purchased 07/18/19 - 08/30/22)(f)	5.375	08/15/26	1,235	137,648
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	90	89,992
Gtd. Notes	5.125	06/01/29	555	328,056
Gtd. Notes	7.375	07/01/28	480	328,480
Gtd. Notes	7.750	07/01/26	309	239,639
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	150	152,095
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	100	90,668
Gtd. Notes, 144A	7.000	05/15/27	75	67,882
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26	100	94,202
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	25	21,426
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	25	21,842
Gtd. Notes, 144A	5.625	07/15/27	150	139,307

See Notes to Financial Statements.

PGIM Fixed Income ETFs    69

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500%	09/15/26	225	$168,524
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	515	242,186
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	175	147,611
Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	97,312
Sr. Sec’d. Notes, 144A	6.625	06/01/27	325	309,746
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	250	205,625

				6,606,656

Mining 1.1%

Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	175	153,881
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	200	198,000
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	75	73,390
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	50	44,744
Gtd. Notes, 144A	6.125	04/01/29	285	250,800
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	170	147,050
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	100	80,873

				948,738

Miscellaneous Manufacturing 0.3%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	25	23,951
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	235	206,604

				230,555

Oil & Gas 8.2%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	216,166

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes^	7.875%	12/15/24(d)	310	$2,108
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	325	297,372
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	300	291,196
Gtd. Notes, 144A	9.000	11/01/27	112	136,964
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A	9.750	11/01/26	212	218,360
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	500	467,622
Gtd. Notes, 144A	6.750	04/15/29	50	48,424
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	275	270,643
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	324	321,404
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	50	43,000
Gtd. Notes, 144A	6.750	03/01/29	125	115,022
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/15/28	75	73,097
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	25	22,672
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	24,227
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	325	313,223
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	125	113,433
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	300	272,321
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	325	292,694
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	50	46,528
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	90,580
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	300	278,937
Gtd. Notes, 144A	7.125	02/01/27	150	152,550
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	125	118,594
Gtd. Notes, 144A	7.500	01/15/28	325	299,812

See Notes to Financial Statements.

PGIM Fixed Income ETFs    71

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Nabors Industries, Inc.,
Gtd. Notes	5.750%	02/01/25	275	$262,365
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.625	09/01/30	500	513,707
Sr. Unsec’d. Notes	6.950	07/01/24	91	91,953
Sr. Unsec’d. Notes	7.150	05/15/28	50	52,064
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	225	189,000
Gtd. Notes, 144A	4.625	05/01/30	200	166,500
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	25	22,438
Gtd. Notes, 144A	7.125	01/15/26	75	72,844
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	250	244,003
Gtd. Notes, 144A	4.750	02/15/30	145	129,811
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	550	473,150
Gtd. Notes	5.375	02/01/29	25	23,393
Gtd. Notes	5.375	03/15/30	125	114,253
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	200	175,496
Gtd. Notes	4.500	04/30/30	75	65,104
Gtd. Notes	5.875	03/15/28	100	96,332
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	85	80,113

				7,299,475

Packaging & Containers 1.6%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	200	163,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A	4.000	09/01/29	200	159,750
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	85	73,616
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	75	53,625

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000%	09/15/28	275	$238,164
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	175	151,793
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	175	141,805
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	75	70,005
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	08/15/26	100	100,637
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30	50	44,500
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	50	49,548
Gtd. Notes, 144A	6.625	05/13/27	25	24,384
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	43,087
Sealed Air Corp.,
Gtd. Notes, 144A	6.125	02/01/28	25	24,618
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	6.625	11/01/25	25	23,005
Gtd. Notes, 144A	9.250	08/01/24	50	49,670
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	50	43,545

				1,454,752

Pharmaceuticals 2.3%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	175	146,935
Gtd. Notes, 144A	5.125	03/01/30	150	129,362
Gtd. Notes, 144A	6.125	08/01/28	145	133,776
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	400	210,184
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.250	02/15/29	1,765	758,950
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	31,094
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A	4.375	01/15/29	200	176,500

See Notes to Financial Statements.

PGIM Fixed Income ETFs    73

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125%	04/30/31	400	$340,923
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	125	100,486

				2,028,210

Pipelines 2.9%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	75	67,673
Gtd. Notes, 144A	5.750	03/01/27	285	269,116
Gtd. Notes, 144A	5.750	01/15/28	125	117,340
Gtd. Notes, 144A	7.875	05/15/26	100	101,244
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	150	129,562
Gtd. Notes	4.500	10/01/29	25	22,664
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	300	277,973
CNX Midstream Partners LP,
Gtd. Notes, 144A	4.750	04/15/30	25	20,528
DCP Midstream Operating LP,
Gtd. Notes	5.625	07/15/27	20	19,804
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	50	44,525
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	22,309
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	45	43,427
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	70	66,355
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	100	98,028
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	100	95,659
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	175	163,329
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	75	61,760
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	125	113,231
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	125	112,454
Gtd. Notes, 144A	6.000	03/01/27	134	124,439

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.000%	12/31/30	150	$129,373
Gtd. Notes, 144A	6.000	09/01/31	50	42,743
Gtd. Notes, 144A	7.500	10/01/25	100	99,594
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	265	228,913
Sr. Sec’d. Notes, 144A	4.125	08/15/31	50	42,894
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	25	23,793

				2,538,730

Real Estate 1.2%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	7.875	11/15/25	302	273,354
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	150	125,005
Gtd. Notes, 144A	4.375	02/01/31	250	203,588
Gtd. Notes, 144A	5.375	08/01/28	80	72,480
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	325	262,017
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A	5.250	04/15/30	175	119,907
Gtd. Notes, 144A	5.750	01/15/29	50	35,985

				1,092,336

Real Estate Investment Trusts (REITs) 2.6%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	250	175,094
Gtd. Notes	9.750	06/15/25	215	208,614
Sr. Unsec’d. Notes	4.750	05/01/24	200	177,796
Sr. Unsec’d. Notes	4.750	02/15/28	225	146,827
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	150	102,818
Gtd. Notes	4.625	08/01/29	125	93,473
Gtd. Notes	5.000	10/15/27	50	41,278
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25	196	196,989

See Notes to Financial Statements.

PGIM Fixed Income ETFs    75

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875%	02/15/25	980	$999,296
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28	75	59,464
Sr. Sec’d. Notes, 144A	10.500	02/15/28	100	100,029

				2,301,678

Retail 4.6%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	400	330,380
Sec’d. Notes, 144A	4.375	01/15/28	100	89,375
Sr. Sec’d. Notes, 144A	3.875	01/15/28	400	356,836
At Home Group, Inc.,
Gtd. Notes, 144A(a)	7.125	07/15/29	200	124,487
Sr. Sec’d. Notes, 144A	4.875	07/15/28	50	37,006
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	25	18,021
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A	5.875	07/01/29	125	95,010
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	02/07/25	400	360,000
Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	180,040
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.375	04/01/26	25	22,537
Sr. Unsec’d. Notes, 144A	5.875	04/01/29	75	61,231
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	250	207,152
Sr. Sec’d. Notes, 144A	4.625	01/15/29	100	86,543
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29	200	158,854
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	100	73,544
Gtd. Notes, 144A	3.875	10/01/31	325	232,260
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	130	92,733

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875%	05/01/29	225	$183,889
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	150	104,956
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	50	35,367
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	63,737
Gtd. Notes, 144A	7.500	10/15/27	75	73,755
SRS Distribution, Inc.,
Gtd. Notes, 144A	6.000	12/01/29	200	166,703
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	125	118,844
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	400	333,000
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	325	281,320
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	175	158,810

				4,046,390

Software 0.5%

Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625	09/01/28	250	218,654
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25	50	49,621
Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	150	138,000

				406,275

Telecommunications 3.7%

Altice France SA (France),
Sr. Sec’d. Notes, 144A	8.125	02/01/27	600	561,000
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	206	51,254

See Notes to Financial Statements.

PGIM Fixed Income ETFs    77

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000%	12/31/26	200	$87,788
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	367	179,648
Sr. Sec’d. Notes, 144A	8.750	05/25/24	250	215,906
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	525	204,684
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	400	366,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	490	1
Gtd. Notes, 144A^	8.500	10/15/24(d)	25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)	295	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30	350	304,500
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28	600	409,232
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32	125	148,752
Sprint LLC,
Gtd. Notes	7.625	03/01/26	250	259,573
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	340	315,092
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	125	96,006
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	150	94,723

				3,294,159

Transportation 0.0%

XPO Escrow Sub LLC,
Gtd. Notes, 144A
	7.500	11/15/27	25	25,457

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.1%

Fortress Transportation & Infrastructure Investors LLC,
Gtd. Notes, 144A
	5.500%	05/01/28	125	$112,147

TOTAL CORPORATE BONDS (cost $90,059,834)				77,171,142

FLOATING RATE AND OTHER LOANS 1.7%

Airlines 0.2%

United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	8.568(c)	04/21/28	152	151,603

Electric 0.0%

Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%	10.415(c)	07/30/26	140	46,360

Insurance 0.2%

Asurion LLC,
New B-04 Term Loan, 1 Month LIBOR + 5.250%	9.885(c)	01/20/29	225	190,875

Media 0.2%

Diamond Sports Group LLC,
First Lien Term Loan, 3 Month SOFR + 8.150%	12.335(c)	05/25/26	139	129,306
Second Lien Term loan, 3 Month SOFR + 3.400%	8.025(c)	08/24/26	437	47,555

				176,861

Oil & Gas 0.1%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	13.815(c)	11/01/25	118	125,080

Retail 0.1%

EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	8.980(c)	03/31/26	30	27,651
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%	8.385(c)	03/06/28	49	48,157

				75,808

See Notes to Financial Statements.

PGIM Fixed Income ETFs    79

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software 0.4%

Boxer Parent Co., Inc.,
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.135%(c)	02/27/26	50	$48,531
Finastra USA, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	8.325(c)	06/13/24	123	115,367
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.930(c)	07/14/28	194	166,597

				330,495

Telecommunications 0.5%

Intrado Corp.,
Initial Term Loan, 3 Month SOFR + 4.000%	8.676(c)	01/31/30	80	79,350
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	8.635(c)	10/02/28	422	350,416

				429,766

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,620,357)				1,526,848

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Notes(k)	2.500	03/31/27	475	442,974
U.S. Treasury Notes(k)	2.625	05/31/27	165	154,404
U.S. Treasury Notes	3.000	07/31/24	1,200	1,165,969

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,825,111)				1,763,347

			Shares

COMMON STOCKS 1.0%

Chemicals 0.1%

TPC Group, Inc.*^			6,118	122,360

Gas Utilities 0.2%

Ferrellgas Partners LP (Class B Stock)^			728	137,474

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.5%

Chesapeake Energy Corp.	5,963	$481,870

Wireless Telecommunication Services 0.2%

Intelsat Jackson Holdings SA (Luxembourg)*	7,625	186,812

TOTAL COMMON STOCKS (cost $716,085)		928,516

PREFERRED STOCK 0.7%

Gas Utilities

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $591,230)	600	600,000

	Units

RIGHTS* 0.0%

Wireless Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	797	7,596
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	797	1,578

TOTAL RIGHTS (cost $0)		9,174

TOTAL LONG-TERM INVESTMENTS (cost $98,598,533)		85,789,795

	Shares

SHORT-TERM INVESTMENTS 2.0%

AFFILIATED MUTUAL FUND 0.6%
PGIM Institutional Money Market Fund (cost $546,249; includes $545,539 of cash collateral for securities on loan)(b)(we)	546,470	546,306

See Notes to Financial Statements.

PGIM Fixed Income ETFs    81

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

UNAFFILIATED FUND 1.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,235,814)	1,235,814	$1,235,814

TOTAL SHORT-TERM INVESTMENTS (cost $1,782,063)		1,782,120

TOTAL INVESTMENTS 98.7% (cost $100,380,596)		87,571,915
Other assets in excess of liabilities(z) 1.3%		1,141,921

NET ASSETS 100.0%		$88,713,836

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $871,117 and 0.9% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $533,372; cash collateral of $545,539 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,072,523. The aggregate value of $170,251 is 0.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
14	2 Year U.S. Treasury Notes	Jun. 2023	$2,852,172	$(6,810)

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Futures contracts outstanding at February 28, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
55	5 Year U.S. Treasury Notes	Jun. 2023	$5,888,008	$(29,636)
33	10 Year U.S. Treasury Notes	Jun. 2023	3,684,656	(3,823)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	135,063	(1,414)

				(41,683)

Short Position:
2	20 Year U.S. Treasury Bonds	Jun. 2023	250,437	325

				$(41,358)

Forward foreign currency exchange contracts outstanding at February 28, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound, Expiring 03/02/23	CITI	GBP 89	$107,598	$107,053	$—	$(545)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound, Expiring 03/02/23	BNP	GBP 89	$109,768	$107,054	$2,714	$—
Expiring 04/04/23	CITI	GBP 89	107,667	107,126	541	—

			$217,435	$214,180	3,255	—

					$3,255	$(545)

Credit default swap agreements outstanding at February 28, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	2,142	$(32,258)	$(52,436)	$(20,178)

See Notes to Financial Statements.

PGIM Fixed Income ETFs    83

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Credit default swap agreements outstanding at February 28, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2023(4)	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	2,886	4.220%	$(68,435)	$107,010	$175,445

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Total return swap agreements outstanding at February 28, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.550%	BNP	06/20/23	(1,463)	$62,300	$5,858	$56,442
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.550%	BNP	09/20/23	(1,463)	61,355	6,449	54,906

					$123,655	$12,307	$111,348

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$12,307	$—	$111,348	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$150,000	$592,712

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Fixed Income ETFs    85

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$3,790,768	$—
Corporate Bonds	—	77,169,033	2,109
Floating Rate and Other Loans	—	1,526,848	—
U.S. Treasury Obligations	—	1,763,347	—
Common Stocks	481,870	186,812	259,834
Preferred Stock	—	—	600,000
Rights	—	—	9,174
Short-Term Investments
Affiliated Mutual Fund	546,306	—	—
Unaffiliated Fund	1,235,814	—	—

Total	$2,263,990	$84,436,808	$871,117

Other Financial Instruments*
Assets
Futures Contracts	$325	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	3,255	—
Centrally Cleared Credit Default Swap Agreement	—	175,445	—
OTC Total Return Swap Agreements	—	123,655	—

Total	$325	$302,355	$—

Liabilities
Futures Contracts	$(41,683)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(545)	—
Centrally Cleared Credit Default Swap Agreement	—	(20,178)	—

Total	$(41,683)	$(20,723)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2023 were as follows:

Oil & Gas	8.3%
Media	7.6
Electric	5.6
Retail	4.7

Commercial Services	4.4%
Collateralized Loan Obligations	4.3
Home Builders	4.2
Telecommunications	4.2

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Industry Classification (continued):

Healthcare-Services	4.0%
Diversified Financial Services	3.4
Foods	3.2
Aerospace & Defense	3.2
Entertainment	3.0
Pipelines	2.9
Real Estate Investment Trusts (REITs)	2.6
Auto Manufacturers	2.4
Pharmaceuticals	2.3
Chemicals	2.0
U.S. Treasury Obligations	2.0
Building Materials	1.8
Packaging & Containers	1.6
Lodging	1.5
Leisure Time	1.4
Unaffiliated Fund	1.4
Real Estate	1.2
Healthcare-Products	1.2
Airlines	1.2
Mining	1.1
Machinery-Diversified	1.0
Gas Utilities	0.9
Software	0.9
Auto Parts & Equipment	0.8
Computers	0.7
Electrical Components & Equipment	0.6
Affiliated Mutual Fund (0.6% represents investments purchased with collateral from securities on loan)	0.6
Housewares	0.6

Distribution/Wholesale	0.6%
Oil, Gas & Consumable Fuels	0.5
Apparel	0.5
Banks	0.5
Advertising	0.4
Internet	0.4
Household Products/Wares	0.4
Insurance	0.3
Environmental Control	0.3
Miscellaneous Manufacturing	0.3
Machinery-Construction & Mining	0.3
Gas	0.2
Electronics	0.2
Iron/Steel	0.2
Wireless Telecommunication Services	0.2
Home Furnishings	0.2
Agriculture	0.2
Trucking & Leasing	0.1
Engineering & Construction	0.1
Coal	0.0	*
Transportation	0.0	*

	98.7
Other assets in excess of liabilities	1.3

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Fixed Income ETFs    87

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$175,445	*	Due from/to broker-variation margin swaps	$20,178	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,255		Unrealized depreciation on OTC forward foreign currency exchange contracts	545
Interest rate contracts	Due from/to broker-variation margin futures	325	*	Due from/to broker-variation margin futures	41,683	*
Interest rate contracts	Premiums paid for OTC swap agreements	12,307		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	111,348		—	—

		$302,680			$62,406

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$200,548
Foreign exchange contracts	—	(1,764)	—
Interest rate contracts	(420,229)	—	(1,411)

Total	$(420,229)	$(1,764)	$199,137

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$46,905

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Foreign exchange contracts	$—	$(1,415)	$—
Interest rate contracts	(15,465)	—	111,029

Total	$(15,465)	$(1,415)	$157,934

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$9,656,352

Futures Contracts - Short Positions (1)	765,000

Forward Foreign Currency Exchange Contracts - Purchased (2)	106,366

Forward Foreign Currency Exchange Contracts - Sold (2)	212,508

Credit Default Swap Agreements - Buy Protection (1)	1,844,114

Credit Default Swap Agreements - Sell Protection (1)	3,933,600

Total Return Swap Agreements (1)	998,333

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$533,372	$(533,372)	$—

See Notes to Financial Statements.

PGIM Fixed Income ETFs    89

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP	$126,369	$—	$126,369	$—	$126,369
CITI	541	(545)	(4)	—	(4)

	$126,910	$(545)	$126,365	$—	$126,365

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2023

Assets

Investments at value, including securities on loan of $533,372:
Unaffiliated investments (cost $99,834,347)	$87,025,609
Affiliated investments (cost $546,249)	546,306
Cash	3,617
Foreign currency, at value (cost $3,304)	3,350
Dividends and interest receivable	1,438,797
Receivable for investments sold	585,377
Deposit with broker for centrally cleared/exchange-traded derivatives	150,000
Unrealized appreciation on OTC swap agreements	111,348
Due from former custodian	77,401
Due from broker	23,668
Premiums paid for OTC swap agreements	12,307
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,255
Due from broker—variation margin futures	882

Total Assets	89,981,917

Liabilities

Payable to broker for collateral for securities on loan	545,539
Payable to custodian	362,736
Payable for investments purchased	297,454
Management fee payable	37,858
Due to broker—variation margin swaps	23,949
Unrealized depreciation on OTC forward foreign currency exchange contracts	545

Total Liabilities	1,268,081

Net Assets	$88,713,836

Net assets were comprised of:
Common stock, at par	$2,625
Paid-in capital in excess of par	105,221,330
Total distributable earnings (loss)	(16,510,119)

Net assets, February 28, 2023	$88,713,836

Net asset value, offering price and redemption price per share. ($88,713,836 ÷ 2,625,000 shares of common stock issued and outstanding)	$33.80

See Notes to Financial Statements.

PGIM Fixed Income ETFs    91

PGIM Active High Yield Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Interest income	$3,203,115
Unaffiliated dividend income	66,974
Income from securities lending, net (including affiliated income of $1,814)	1,823

Total income	3,271,912

Expenses
Management fee	233,643

Net investment income (loss)	3,038,269

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $11)	(1,365,075)
Futures transactions	(420,229)
Forward currency contract transactions	(1,764)
Swap agreement transactions	199,137
Foreign currency transactions	7

(1,587,924)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $33)	(571,403)
Futures	(15,465)
Forward currency contracts	(1,415)
Swap agreements	157,934
Foreign currencies	120

(430,229)

Net gain (loss) on investment and foreign currency transactions	(2,018,153)

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,020,116

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,038,269	$4,174,246
Net realized gain (loss) on investment, in-kind redemptions and foreign currency transactions	(1,587,924)	(1,049,256)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(430,229)	(14,092,188)

Net increase (decrease) in net assets resulting from operations	1,020,116	(10,967,198)

Dividends and Distributions
Distributions from distributable earnings	(3,331,547)	(5,220,879)

Fund share transactions
Net proceeds from shares sold (175,000 and 1,225,000 shares, respectively)	5,993,800	47,478,094
Shares redeemed in-kind (0 and 475,000 shares, respectively)	—	(19,479,038)
Cost of shares purchased (275,000 and 125,000 shares, respectively)	(9,364,393)	(4,390,976)

Net increase (decrease) in net assets from Fund share transactions	(3,370,593)	23,608,080

Total increase (decrease)	(5,682,024)	7,420,003

Net Assets:

Beginning of period	94,395,860	86,975,857

End of period	$88,713,836	$94,395,860

See Notes to Financial Statements.

PGIM Fixed Income ETFs    93

PGIM Active High Yield Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28,		Year Ended August 31,			September 24, 2018(a) through August 31,
	2023		2022	2021	2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$34.64		$41.42	$39.99	$40.96	$40.00
Income (loss) from investment operations:
Net investment income (loss)	1.16		1.85	1.95	2.49	2.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.73)		(6.23)	2.30	(0.49)	0.85
Total from investment operations	0.43		(4.38)	4.25	2.00	3.15
Less Dividends and Distributions:
Dividends from net investment income	(1.27)		(1.92)	(2.24)	(2.55)	(2.19)
Distributions from net realized gains	-		(0.48)	(0.58)	(0.42)	-
Total dividends and distributions	(1.27)		(2.40)	(2.82)	(2.97)	(2.19)
Net asset value, end of period	$33.80		$34.64	$41.42	$39.99	$40.96
Total Return(c):	1.31%		(11.01)%	11.00%	5.24%	8.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$88,714		$94,396	$86,976	$34,994	$27,649
Average net assets (000)	$88,913		$85,683	$58,270	$29,367	$26,467
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.53	%(e)	0.53%	0.53%	0.53%	0.52	%(e)
Expenses before waivers and/or expense reimbursement	0.53	%(e)	0.53%	0.53%	0.53%	0.53	%(e)
Net investment income (loss)	6.89	%(e)	4.87%	4.76%	6.37%	6.15	%(e)
Portfolio turnover rate(f)	18%		31%	85%	57%	55%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.6%

ASSET-BACKED SECURITIES 11.6%

Automobiles 1.6%

Avis Budget Rental Car Funding AESOP LLC, Series 2022-01A, Class A, 144A	3.830%	08/21/28	100	$93,268
CarMax Auto Owner Trust,
Series 2022-01, Class D	2.470	07/17/28	100	89,435
Ford Credit Auto Owner Trust,
Series 2023-01, Class A, 144A	4.850	08/15/35	100	98,911
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A	5.490	06/25/27	100	99,770
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A	2.330	06/26/28	100	88,198
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	200	199,911

				669,493

Collateralized Loan Obligations 9.6%

AIG CLO LLC (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	04/20/32	400	393,800
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.029(c)	04/20/35	250	245,261
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.058(c)	11/27/31	250	246,327
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952(c)	04/18/35	250	245,202
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	01/20/32	250	247,649
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.979(c)	04/20/35	250	244,132
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.982(c)	07/15/34	250	244,413
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.948(c)	04/20/34	250	246,079

See Notes to Financial Statements.

PGIM Fixed Income ETFs    95

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	6.162%(c)	01/16/33	250	$247,567
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.948(c)	10/15/32	250	247,435
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	5.956(c)	06/20/34	250	244,666
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.980(c)	07/10/34	400	390,807
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.919(c)	10/20/32	250	247,068
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.946(c)	07/24/32	500	491,682

				3,982,088

Consumer Loans 0.4%

OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	200	177,102

TOTAL ASSET-BACKED SECURITIES (cost $4,945,774)				4,828,683

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.0%

BANK,
Series 2019-BN22, Class A3	2.726	11/15/62	250	215,588
Series 2021-BN38, Class A4	2.275	12/15/64	100	80,116
Barclays Commercial Mortgage Securities Trust,
Series 2021-C12, Class A4	2.421	11/15/54	250	205,729
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	422,075
Series 2021-B31, Class A4	2.420	12/15/54	100	80,991
CD Mortgage Trust,
Series 2019-CD08, Class A3	2.657	08/15/57	500	429,213

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4	3.420%	08/10/47	500	$484,458
Series 2015-DC01, Class A4	3.078	02/10/48	500	484,504
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3	2.749	09/10/52	250	216,164
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR05, Class A3	3.123	06/13/52	500	431,919
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50	500	456,648
Series 2019-C52, Class A4	2.643	08/15/52	436	378,460
Series 2020-C56, Class A4	2.194	06/15/53	500	411,632
Series 2021-C59, Class A3	1.958	04/15/54	350	299,929

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,313,712)				4,597,426

CORPORATE BONDS 29.4%

Aerospace & Defense 0.8%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	253	229,704
Sr. Unsec’d. Notes	2.950	02/01/30	50	42,656
Sr. Unsec’d. Notes	3.625	03/01/48	35	23,928
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	25	20,147
Sr. Unsec’d. Notes	4.125	11/16/28	13	12,379

				328,814

Agriculture 0.6%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	48	41,333
Gtd. Notes	3.400	02/04/41	50	33,494
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	124	110,184
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	35	34,258
Sr. Unsec’d. Notes	5.625	11/17/29	15	15,203
Sr. Unsec’d. Notes	5.750	11/17/32	10	10,112

				244,584

See Notes to Financial Statements.

PGIM Fixed Income ETFs    97

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines 0.1%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125%	06/15/27	50	$49,288
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	9	8,289

				57,577

Auto Manufacturers 0.8%

Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	1.625	12/13/24	150	140,194
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	51	47,998
Sr. Unsec’d. Notes	6.600	04/01/36	17	16,996
General Motors Financial Co., Inc.,
Gtd. Notes	3.700	05/09/23	25	24,918
Sr. Unsec’d. Notes	2.900	02/26/25	113	107,043
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	0.800	10/16/25	17	15,244

				352,393

Auto Parts & Equipment 0.0%

Aptiv PLC/Aptiv Corp.,
Gtd. Notes
	3.250	03/01/32	15	12,508

Banks 7.0%

Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	46,930
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	115	93,272
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	308,640
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	175	162,310
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	30	26,735
Sub. Notes, MTN	4.450	03/03/26	115	111,844
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	210	174,921
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	102,271
Sr. Unsec’d. Notes	3.700	01/12/26	64	61,408
Sub. Notes	4.400	06/10/25	55	53,810
Sub. Notes	4.450	09/29/27	21	20,070

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN	3.700%	05/30/24	62	$60,642
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	165	126,778
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	68,319
Sr. Unsec’d. Notes	3.750	02/25/26	25	23,890
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	73,355
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	100	88,446
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	370	306,241
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	5	3,989
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	42	34,014
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	126,374
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	100	91,447
Sub. Notes	2.956(ff)	05/13/31	21	17,646
Sub. Notes	4.250	10/01/27	21	20,189
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	40	31,125
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	255	213,000
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	110	101,674
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	73,143
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	90	68,844
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	235,066

				2,926,393

Beverages 0.4%

Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.750	01/23/29	75	73,671
Constellation Brands, Inc.,
Sr. Unsec’d. Notes	2.250	08/01/31	80	62,994
Keurig Dr. Pepper, Inc.,
Gtd. Notes	3.200	05/01/30	20	17,415

				154,080

See Notes to Financial Statements.

PGIM Fixed Income ETFs    99

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.3%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.800%	08/15/41	45	$30,949
Sr. Unsec’d. Notes	5.250	03/02/30	80	79,597

				110,546

Building Materials 0.4%

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	11	8,767
Sr. Unsec’d. Notes	4.250	07/02/24	21	20,684
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	25	23,399
Sr. Unsec’d. Notes	3.950	08/15/29	95	87,214
Vulcan Materials Co.,
Sr. Unsec’d. Notes	3.500	06/01/30	13	11,524

				151,588

Chemicals 0.3%

Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.600	11/15/50	17	12,264
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	90	79,543
Sr. Unsec’d. Notes	4.500	10/01/49	13	10,530
LYB International Finance III LLC,
Gtd. Notes	4.200	10/15/49	17	12,813
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	21	18,743

				133,893

Commercial Services 1.1%

California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119	20	13,635
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	20	15,740
Sr. Unsec’d. Notes	2.600	12/01/24	121	115,046
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	45	41,531

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Global Payments, Inc.,
Sr. Unsec’d. Notes	1.200%	03/01/26	21	$18,366
Johns Hopkins University,
Unsec’d. Notes, Series A	4.705	07/01/32	20	19,959
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	7,439
Unsec’d. Notes	4.678	07/01/2114	30	27,199
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	23,628
Unsec’d. Notes	3.150	07/15/46	35	27,163
Thomas Jefferson University,
Sec’d. Notes	3.847	11/01/57	45	33,352
Trustees of Boston University,
Sec’d. Notes, Series CC	4.061	10/01/48	20	17,623
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	25	17,399
University of Southern California,
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,575
Washington University (The),
Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	63,964
Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	20	13,062

				463,681

Computers 0.1%

Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	50	47,868
International Business Machines Corp.,
Sr. Unsec’d. Notes	5.875	11/29/32	8	8,381

				56,249

Diversified Financial Services 0.1%

Discover Financial Services,
Sr. Unsec’d. Notes	3.750	03/04/25	21	20,219
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	25	19,550

				39,769

See Notes to Financial Statements.

PGIM Fixed Income ETFs    101

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 2.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450%	05/15/51	13	$9,258
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	62	49,847
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	17	14,516
Ameren Corp.,
Sr. Unsec’d. Notes	2.500	09/15/24	21	20,026
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	8	6,776
Sr. Unsec’d. Notes	3.500	12/01/49	25	17,320
Sr. Unsec’d. Notes	6.350	12/15/32	20	21,253
Commonwealth Edison Co.,
First Mortgage	4.900	02/01/33	45	44,591
Connecticut Light & Power Co. (The),
First Mortgage	5.250	01/15/53	15	14,976
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	4	3,238
Dominion Energy South Carolina, Inc.,
First Mortgage	4.600	06/15/43	32	28,509
DTE Electric Co.,
General Ref. Mortgage, Series A	4.050	05/15/48	21	17,432
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes	6.100	06/01/37	21	22,130
Duke Energy Florida LLC,
First Mortgage	2.400	12/15/31	95	77,124
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	38,535
Florida Power & Light Co.,
First Mortgage	4.050	06/01/42	15	12,742
First Mortgage	5.100	04/01/33	110	110,042
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A	4.700	04/01/24	17	16,782
MidAmerican Energy Co.,
First Mortgage	4.250	07/15/49	34	29,366
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	33	27,151
Monongahela Power Co.,
First Mortgage, 144A	3.550	05/15/27	96	89,717
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	6.051	03/01/25	40	40,267

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Northern States Power Co.,
First Mortgage	3.400%	08/15/42	34	$26,671
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	3.750	06/15/24	17	16,465
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	30	23,490
First Mortgage	4.550	07/01/30	20	18,059
First Mortgage	4.750	02/15/44	45	35,238
PacifiCorp,
First Mortgage	5.350	12/01/53	40	39,465
PECO Energy Co.,
First Mortgage	2.800	06/15/50	32	20,858
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	13	9,035
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	10,075
First Mortgage, MTN	3.700	05/01/28	38	35,850
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,252
Sr. Sec’d. Notes	4.100	06/15/30	75	67,346
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	15	12,570
Sempra Energy,
Sr. Unsec’d. Notes	3.300	04/01/25	35	33,470
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,628
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	55	43,057
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	3.250	05/15/32	30	25,659
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	47	45,128
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	10	8,778

				1,198,692

Engineering & Construction 0.5%

Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	186,037

See Notes to Financial Statements.

PGIM Fixed Income ETFs    103

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment 0.2%

Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	4.279%	03/15/32	20	$17,271
Gtd. Notes, 144A	5.141	03/15/52	70	55,008

				72,279

Foods 0.4%

Campbell Soup Co.,
Sr. Unsec’d. Notes	3.300	03/19/25	51	48,935
Hormel Foods Corp.,
Sr. Unsec’d. Notes	0.650	06/03/24	8	7,552
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.000	02/02/29	100	83,192
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	10	8,694

				148,373

Gas 0.4%

CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	21	17,178
Sr. Unsec’d. Notes	5.250	03/01/28	65	64,940
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	13	12,150
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	21	19,118
Southern California Gas Co.,
First Mortgage	3.750	09/15/42	30	23,476
Spire Missouri, Inc.,
First Mortgage	4.800	02/15/33	30	29,191

				166,053

Healthcare-Services 0.9%

Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	30,048
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	50	45,121

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810%	06/01/41	70	$51,378
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,959
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020	2.955	01/01/50	15	10,352
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,455
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	20	16,997
Northwestern Memorial Healthcare Obligated Group,
Unsec’d. Notes, Series 2021	2.633	07/15/51	20	13,009
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	30	24,304
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,407
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	4.700	03/30/45	8	6,896
Sentara Healthcare,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	44,036
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	35	24,516
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	37,101
Sr. Unsec’d. Notes	3.950	10/15/42	60	51,401
Sr. Unsec’d. Notes	4.950	05/15/62	10	9,411

				388,391

Home Builders 0.5%

Toll Brothers Finance Corp.,
Gtd. Notes	4.875	03/15/27	220	211,405

Insurance 0.4%

Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	3.900	04/05/32	45	39,389
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,604
Sr. Unsec’d. Notes	4.868	06/01/44	30	26,853

See Notes to Financial Statements.

PGIM Fixed Income ETFs    105

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	5.625%	08/16/32	15	$14,136
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50	38	27,630
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	8	6,757
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	17	13,197
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	32	27,143
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	8	6,261

				166,970

Iron/Steel 0.3%

Nucor Corp.,
Sr. Unsec’d. Notes	4.300	05/23/27	25	24,242
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	80	71,031
Vale Overseas Ltd. (Brazil),
Gtd. Notes	6.250	08/10/26	10	10,171

				105,444

Lodging 0.2%

Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	83	77,589

Machinery-Construction & Mining 0.0%

Caterpillar, Inc.,
Sr. Unsec’d. Notes	2.600	09/19/29	13	11,326

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.2%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800%	01/15/32	5	$3,852
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	88	82,847

				86,699

Media 0.9%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	64	46,612
Sr. Sec’d. Notes	4.908	07/23/25	93	90,975
Sr. Sec’d. Notes	6.384	10/23/35	120	114,907
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	33,858
Gtd. Notes	4.250	10/15/30	30	28,508
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	43	41,449
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47	23	18,360
Walt Disney Co. (The),
Gtd. Notes	3.600	01/13/51	12	9,305

				383,974

Mining 1.1%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	55	54,846
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	25	23,165
Gtd. Notes	4.375	08/01/28	50	46,548
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	205,225
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	5	4,030
Gtd. Notes	2.800	10/01/29	122	103,811

				437,625

See Notes to Financial Statements.

PGIM Fixed Income ETFs    107

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.2%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200%	03/01/32	30	$22,758
Textron, Inc.,
Sr. Unsec’d. Notes	3.375	03/01/28	84	76,404

				99,162

Multi-National 0.2%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	3.750	11/23/23	100	98,315

Oil & Gas 0.9%

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	3,492
Sr. Unsec’d. Notes	5.400	06/15/47	57	51,223
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	15	13,069
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	36	33,194
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	40	37,850
Sr. Unsec’d. Notes	8.875	01/13/33	40	39,100
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	3.452	04/15/51	8	6,100
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	2.900	09/29/31	30	24,565
Phillips 66,
Gtd. Notes	2.150	12/15/30	84	67,136
Phillips 66 Co.,
Gtd. Notes, 144A	3.550	10/01/26	17	15,843
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26	77	68,556

				360,128

Pharmaceuticals 1.5%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	100	88,409
Sr. Unsec’d. Notes	4.050	11/21/39	15	12,681

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.550%	03/15/35	60	$55,785
Sr. Unsec’d. Notes	4.625	10/01/42	15	13,270
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	2.250	05/28/31	3	2,496
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	53	51,513
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.400	07/26/29	5	4,582
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	30	28,807
Sr. Unsec’d. Notes	2.400	03/15/30	40	33,334
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	02/21/30	15	14,726
Sr. Unsec’d. Notes	5.125	07/20/45	82	73,880
Johnson & Johnson,
Sr. Unsec’d. Notes	2.100	09/01/40	10	6,859
Merck & Co., Inc.,
Sr. Unsec’d. Notes	3.400	03/07/29	8	7,427
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	15	11,444
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	26	25,611
Gtd. Notes	3.200	09/23/26	144	134,033
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	98	66,881

				631,738

Pipelines 2.0%

DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	65	62,557
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	133	128,532
Sr. Unsec’d. Notes	6.250	04/15/49	34	32,319
Sr. Unsec’d. Notes, Series 20YR	5.800	06/15/38	50	46,752
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29	30	26,480
Gtd. Notes	4.850	03/15/44	15	13,345

See Notes to Financial Statements.

PGIM Fixed Income ETFs    109

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Kinder Morgan, Inc.,
Gtd. Notes	2.000%	02/15/31	34	$26,383
Gtd. Notes	3.250	08/01/50	17	10,756
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	61,572
Sr. Unsec’d. Notes	4.500	04/15/38	63	53,824
Sr. Unsec’d. Notes	4.875	06/01/25	55	54,153
Sr. Unsec’d. Notes	5.500	02/15/49	17	15,221
ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	25	24,137
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	82	69,534
Gtd. Notes	3.400	09/01/29	15	13,015
Gtd. Notes	4.950	07/13/47	21	17,223
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.500	12/15/26	17	16,298
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	10	8,712
Gtd. Notes	6.125	03/15/33	80	80,362
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	66	57,405
Sr. Unsec’d. Notes	3.950	05/15/50	31	24,010

				842,590

Real Estate Investment Trusts (REITs) 1.7%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	130	125,914
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	15	12,558
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	5	3,968
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	3,855
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	55	46,439
Gtd. Notes	3.200	04/01/32	25	20,882
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	80	69,104
Sr. Unsec’d. Notes	3.100	12/15/29	29	25,493

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Realty Income Corp., (cont’d.)
Sr. Unsec’d. Notes	3.250%	01/15/31	25	$21,791
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	70	58,711
Sr. Unsec’d. Notes	3.750	02/01/24	105	103,373
Spirit Realty LP,
Gtd. Notes	2.700	02/15/32	33	25,183
Sun Communities Operating LP,
Gtd. Notes	5.700	01/15/33	35	34,465
Ventas Realty LP,
Gtd. Notes	4.125	01/15/26	127	122,197
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	20	18,868

				692,801

Retail 0.3%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	4.500	07/26/47	27	21,688
AutoZone, Inc.,
Sr. Unsec’d. Notes	3.750	04/18/29	38	34,865
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	5.875	12/16/36	8	8,552
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	18	17,006
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	4.700	06/15/32	60	57,185

				139,296

Semiconductors 0.6%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.500	01/15/28	45	41,049
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	42	30,988
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	96,638
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	25	22,636
Intel Corp.,
Sr. Unsec’d. Notes	5.625	02/10/43	5	4,881

See Notes to Financial Statements.

PGIM Fixed Income ETFs    111

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

Intel Corp., (cont’d.)
Sr. Unsec’d. Notes	5.700%	02/10/53	15	$14,662
Sr. Unsec’d. Notes	5.900	02/10/63	20	19,684

				230,538

Software 0.3%

Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	63	42,067
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	15	10,172
Sr. Unsec’d. Notes	3.850	04/01/60	8	5,318
Sr. Unsec’d. Notes	5.550	02/06/53	20	18,291
Sr. Unsec’d. Notes	6.900	11/09/52	30	32,338
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,345
Sr. Unsec’d. Notes	3.700	04/01/29	20	18,267

				135,798

Telecommunications 0.7%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	09/15/53	140	96,114
Sr. Unsec’d. Notes	4.300	02/15/30	70	65,689
Sr. Unsec’d. Notes	4.500	05/15/35	65	58,426
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	40	27,904
Gtd. Notes	3.875	04/15/30	30	27,210
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.016	12/03/29	37	34,169

				309,512

Transportation 0.1%

CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37	33	34,801

TOTAL CORPORATE BONDS (cost $14,450,934)				12,247,611

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.3%

Michigan 0.1%

University of Michigan,
Taxable, Revenue Bonds, Series B	3.504%	04/01/52	35	$28,040

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	12,558

New York 0.1%

New York State Dormitory Authority,
Taxable, Revenue Bonds, Series C	2.202	03/15/34	15	11,628
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	9,130

				20,758

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	9,120

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	10	10,649

Texas 0.1%

Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	17,535

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	16,626

TOTAL MUNICIPAL BONDS (cost $150,846)				115,286

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.5%
Bellemeade Re Ltd.,
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.684(c)	06/25/31	95	94,904

See Notes to Financial Statements.

PGIM Fixed Income ETFs    113

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.584%(c)	10/25/33	50	$49,686
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.384(c)	04/25/42	30	30,038
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	65	56,651

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $240,060)				231,279

SOVEREIGN BONDS 0.9%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	200	187,788
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	49,744
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	4.125	08/25/27	50	48,306
Romanian Government International Bond (Romania),
Unsec’d. Notes, 144A, MTN	6.000	05/25/34	86	83,420
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	5.100	06/18/50	15	14,685

TOTAL SOVEREIGN BONDS (cost $433,583)				383,943

U.S. GOVERNMENT AGENCY OBLIGATIONS 28.7%
Federal Home Loan Mortgage Corp.	1.500	04/01/51	435	336,422
Federal Home Loan Mortgage Corp.	2.000	02/01/51	909	743,862
Federal Home Loan Mortgage Corp.	2.000	07/01/51	490	399,809
Federal Home Loan Mortgage Corp.	2.500	04/01/51	704	598,622
Federal Home Loan Mortgage Corp.	3.000	04/01/52	239	210,785
Federal Home Loan Mortgage Corp.	3.500	01/01/52	248	226,009
Federal Home Loan Mortgage Corp.	6.000	11/01/52	220	223,018
Federal National Mortgage Assoc.	1.500	12/01/50	347	269,143
Federal National Mortgage Assoc.	2.000	05/01/36	389	345,769
Federal National Mortgage Assoc.	2.000	05/01/51	728	595,135
Federal National Mortgage Assoc.	2.500	04/01/51	1,351	1,145,736
Federal National Mortgage Assoc.	2.500	05/01/52	475	404,412
Federal National Mortgage Assoc.	3.000	02/01/52	465	409,496
Federal National Mortgage Assoc.	3.000	03/01/52	454	403,709
Federal National Mortgage Assoc.	3.000	05/01/52	474	421,808

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	06/01/47	355	$328,401
Federal National Mortgage Assoc.	3.500	02/01/52	242	220,823
Federal National Mortgage Assoc.	4.000	TBA	500	469,297
Federal National Mortgage Assoc.	4.000	03/01/49	393	374,810
Federal National Mortgage Assoc.	4.000	05/01/52	244	228,848
Federal National Mortgage Assoc.	4.500	05/01/52	310	299,787
Federal National Mortgage Assoc.	4.500	06/01/52	234	225,451
Federal National Mortgage Assoc.	5.000	07/01/52	498	490,318
Federal National Mortgage Assoc.	5.500	10/01/52	253	253,201
Federal National Mortgage Assoc.	5.500	11/01/52	493	492,203
Government National Mortgage Assoc.	2.000	03/20/51	421	355,004
Government National Mortgage Assoc.	3.000	01/20/51	605	542,188
Government National Mortgage Assoc.	3.500	07/20/52	497	456,712
Government National Mortgage Assoc.	4.500	05/20/52	493	478,844
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	11,890

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,114,016)				11,961,512

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Bonds	1.750	08/15/41	21	14,556
U.S. Treasury Bonds	1.875	02/15/41	915	653,939
U.S. Treasury Bonds	1.875	11/15/51	25	16,273
U.S. Treasury Bonds	2.000	11/15/41	895	646,498
U.S. Treasury Bonds	2.250	05/15/41	105	79,784
U.S. Treasury Bonds	2.250	08/15/49	85	60,988
U.S. Treasury Bonds	2.375	02/15/42	1,170	899,986
U.S. Treasury Bonds	2.375	11/15/49	790	582,995
U.S. Treasury Bonds	2.500	02/15/46	75	57,023
U.S. Treasury Bonds	2.500	05/15/46	445	338,270
U.S. Treasury Bonds	2.750	08/15/47	1,375	1,093,770
U.S. Treasury Bonds	2.875	05/15/52	135	110,700
U.S. Treasury Bonds	3.000	02/15/48	30	25,022
U.S. Treasury Bonds	3.250	05/15/42	155	137,054
U.S. Treasury Bonds	3.375	08/15/42	10	9,005
U.S. Treasury Bonds	4.000	11/15/42	60	59,175
U.S. Treasury Bonds	4.000	11/15/52	65	66,198
U.S. Treasury Notes(k)	0.750	03/31/26	235	210,288
U.S. Treasury Notes	1.250	11/30/26	1,115	995,834
U.S. Treasury Notes	1.250	12/31/26	190	169,397
U.S. Treasury Notes	1.250	09/30/28	5	4,282
U.S. Treasury Notes	4.000	02/29/28	280	277,944

See Notes to Financial Statements.

PGIM Fixed Income ETFs    115

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	4.000%	02/28/30	120	$119,531
U.S. Treasury Strips Coupon	2.221(s)	02/15/42	1,395	628,676
U.S. Treasury Strips Coupon	2.527(s)	08/15/44	305	123,644
U.S. Treasury Strips Coupon	2.542(s)	02/15/46	450	172,793
U.S. Treasury Strips Coupon	2.561(s)	11/15/45	80	30,978

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,980,614)				7,584,603

TOTAL LONG-TERM INVESTMENTS (cost $47,629,539)				41,950,343

			Shares

SHORT-TERM INVESTMENT 0.6%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $251,056)			251,056	251,056

TOTAL INVESTMENTS 101.2% (cost $47,880,595)				42,201,399
Liabilities in excess of other assets(z) (1.2)%				(491,980)

NET ASSETS 100.0%				$41,709,419

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $507,715)	5.500%	TBA	03/13/23	$(500)	$(499,141)

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
23	2 Year U.S. Treasury Notes	Jun. 2023	$4,685,711	$(13,080)
5	5 Year U.S. Treasury Notes	Jun. 2023	535,273	(3,482)
41	10 Year U.S. Treasury Notes	Jun. 2023	4,577,906	(11,287)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	135,063	(1,414)

				(29,263)

Short Positions:
18	10 Year U.S. Ultra Treasury Notes	Jun. 2023	2,109,375	5,406
28	20 Year U.S. Treasury Bonds	Jun. 2023	3,506,125	15,232

				20,638

				$(8,625)

Total return swap agreements outstanding at February 28, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS-50bps(Q)/4.070%	JPM	03/20/23	(227)	$(13,123)	$—	$(13,123)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Fixed Income ETFs    117

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(13,123)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$187,917

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$669,493	$—
Collateralized Loan Obligations	—	3,982,088	—
Consumer Loans	—	177,102	—
Commercial Mortgage-Backed Securities	—	4,597,426	—
Corporate Bonds	—	12,247,611	—
Municipal Bonds	—	115,286	—
Residential Mortgage-Backed Securities	—	231,279	—
Sovereign Bonds	—	383,943	—
U.S. Government Agency Obligations	—	11,961,512	—
U.S. Treasury Obligations	—	7,584,603	—

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Unaffiliated Fund	$251,056	$—	$—

Total	$251,056	$41,950,343	$—

Other Financial Instruments*
Assets
Futures Contracts	$20,638	$—	$—

Liabilities
Forward Commitment Contract	$—	$(499,141)	$—
Futures Contracts	(29,263)	—	—
OTC Total Return Swap Agreement	—	(13,123)	—

Total	$(29,263)	$(512,264)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2023 were as follows:

U.S. Government Agency Obligations	28.7%
U.S. Treasury Obligations	18.2
Commercial Mortgage-Backed Securities	11.0
Collateralized Loan Obligations	9.6
Banks	7.0
Electric	2.9
Pipelines	2.0
Real Estate Investment Trusts (REITs)	1.7
Automobiles	1.6
Pharmaceuticals	1.5
Commercial Services	1.1
Mining	1.1
Healthcare-Services	0.9
Media	0.9
Sovereign Bonds	0.9
Oil & Gas	0.9
Auto Manufacturers	0.8

Aerospace & Defense	0.8%
Telecommunications	0.7
Unaffiliated Fund	0.6
Agriculture	0.6
Semiconductors	0.6
Residential Mortgage-Backed Securities	0.5
Home Builders	0.5
Engineering & Construction	0.5
Consumer Loans	0.4
Insurance	0.4
Gas	0.4
Beverages	0.4
Building Materials	0.4
Foods	0.4
Retail	0.3
Software	0.3
Chemicals	0.3

See Notes to Financial Statements.

PGIM Fixed Income ETFs    119

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

Industry Classification (continued):

Municipal Bonds	0.3%
Biotechnology	0.3
Iron/Steel	0.3
Miscellaneous Manufacturing	0.2
Multi-National	0.2
Machinery-Diversified	0.2
Lodging	0.2
Entertainment	0.2
Airlines	0.1
Computers	0.1
Diversified Financial Services	0.1

Transportation	0.1%
Auto Parts & Equipment	0.0 *
Machinery-Construction & Mining	0.0 *

101.2
Liabilities in excess of other assets	(1.2)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$20,638	*	Due from/to broker-variation margin futures	$29,263	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	13,123

		$20,638			$42,386

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$(24,174)
Interest rate contracts	(81,915)	—

Total	$(81,915)	$(24,174)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$(5,370)
Interest rate contracts	(11,931)	(13,123)

Total	$(11,931)	$(18,493)

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$9,821,234

Futures Contracts - Short Positions (1)	5,608,823

Credit Default Swap Agreements - Buy Protection (1)	1,053,333

Total Return Swap Agreements (1)	151,603

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPM	$—	$(13,123)	$(13,123)	$—	$(13,123)

See Notes to Financial Statements.

PGIM Fixed Income ETFs    121

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2023

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Statement of Assets & Liabilities   (unaudited)

as of February 28, 2023

Assets

Unaffiliated investments (cost $47,880,595)	$42,201,399
Receivable for investments sold	1,326,096
Dividends and interest receivable	230,600
Due from broker—variation margin futures	2,187

Total Assets	43,760,282

Liabilities

Payable for investments purchased	1,532,443
Forward commitment contracts, at value (proceeds receivable $507,715)	499,141
Unrealized depreciation on OTC swap agreements	13,123
Management fee payable	6,156

Total Liabilities	2,050,863

Net Assets	$41,709,419

Net assets were comprised of:
Shares of beneficial interest, at par	$1,000
Paid-in capital in excess of par	49,494,853
Total distributable earnings (loss)	(7,786,434)

Net assets, February 28, 2023	$41,709,419

Net asset value, offering price and redemption price per share. ($41,709,419 ÷ 1,000,000 shares of common stock issued and outstanding)	$41.71

See Notes to Financial Statements.

PGIM Fixed Income ETFs    123

PGIM Active Aggregate Bond ETF

Statement of Operations   (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Interest income	$683,605
Unaffiliated dividend income	20,900

Total income	704,505

Expenses
Management fee	39,417

Net investment income (loss)	665,088

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(774,573)
Futures transactions	(81,915)
Swap agreement transactions	(24,174)

(880,662)

Net change in unrealized appreciation (depreciation) on:
Investments	(562,191)
Futures	(11,931)
Swap agreements	(18,493)

(592,615)

Net gain (loss) on investment transactions	(1,473,277)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(808,189)

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$665,088	$774,120
Net realized gain (loss) on investment transactions	(880,662)	(985,486)
Net change in unrealized appreciation (depreciation) on investments	(592,615)	(5,574,442)

Net increase (decrease) in net assets resulting from operations	(808,189)	(5,785,808)

Dividends and Distributions
Distributions from distributable earnings	(667,990)	(1,113,234)

Fund share transactions
Net proceeds from shares sold (0 and 475,000 shares, respectively)	—	23,274,700

Total increase (decrease)	(1,476,179)	16,375,658

Net Assets:

Beginning of period	43,185,598	26,809,940

End of period	$41,709,419	$43,185,598

See Notes to Financial Statements.

PGIM Fixed Income ETFs    125

PGIM Active Aggregate Bond ETF

Financial Highlights   (unaudited)

	Six Months Ended February 28, 2023		Year Ended August 31, 2022	April 12, 2021(a) through August 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$43.19		$51.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.67		0.95	0.25
Net realized and unrealized gain (loss) on investment	(1.48)		(7.27)	1.05
Total from investment operations	(0.81)		(6.32)	1.30
Less Dividends and Distributions:
Dividends from net investment income	(0.67)		(1.02)	(0.23)
Distributions from net realized gains	-		(0.54)	-
Total dividends and distributions	(0.67)		(1.56)	(0.23)
Net asset value, end of period	$41.71		$43.19	$51.07
Total Return(c):	(1.90)%		(12.62)%	2.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,709		$43,186	$26,810
Average net assets (000)	$41,842		$38,280	$27,915
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.19	%(e)	0.19%	0.19	%(e)
Expenses before waivers and/or expense reimbursement	0.19	%(e)	0.19%	0.19	%(e)
Net investment income (loss)	3.21	%(e)	2.02%	1.28	%(e)
Portfolio turnover rate(f)	98%		409%	337%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.9%

ASSET-BACKED SECURITIES 21.0%

Automobiles 0.7%

Ford Credit Auto Owner Trust,
Series 2023-01, Class C, 144A	5.580%	08/15/35		100	$98,865
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		100	91,126
Series 2023-01A, Class B, 144A	6.220	06/25/27		100	99,997
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		200	198,809
Series 2023-01A, Class C, 144A	6.140	02/14/31		100	99,411

					588,208

Collateralized Loan Obligations 19.9%

AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.918(c)	10/25/33		750	738,096
AlbaCore Euro CLO (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	4.888(c)	07/15/35	EUR	500	515,677
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.029(c)	04/20/35		500	490,522
Atlas Senior Loan Fund (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.403(c)	07/20/32		500	491,944
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.638(c)	04/15/35	EUR	250	248,344
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952(c)	04/18/35		250	245,202
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-02A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.978(c)	01/20/35		500	490,719
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.818(c)	10/20/31		250	247,475
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.802(c)	10/15/33		250	247,149

See Notes to Financial Statements.

PGIM Fixed Income ETFs    127

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.986%(c)	01/25/35		750	$732,718
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-03A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.808(c)	07/20/29		106	105,155
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.832(c)	04/30/31		250	247,948
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	5.762(c)	04/17/31		249	246,820
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	5.913(c)	01/25/33		500	493,775
CarVal CLO Ltd. (Jersey),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.883(c)	01/20/35		500	499,957
Cordatus CLO PLC (Ireland),
Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	4.749(c)	04/25/36	EUR	250	252,762
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.979(c)	04/20/35		250	244,132
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.912(c)	01/17/34		500	490,411
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.028(c)	01/25/35		500	488,461
Generate CLO Ltd. (Cayman Islands),
Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	5.898(c)	04/20/32		250	247,513
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	5.802(c)	04/15/31		250	247,666
Grosvenor Place CLO DAC (Ireland),
Series 22-1A, Class A, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.338(c)	11/24/35	EUR	750	794,806

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.948%(c)	04/20/34		300	$295,294
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.848(c)	04/25/31		249	247,149
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	6.162(c)	01/16/33		250	247,568
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.972(c)	01/15/31		250	248,241
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.978(c)	07/20/34		500	490,821
Madison Park Euro Funding (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.088(c)	07/15/32	EUR	250	257,814
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.912(c)	07/17/34		250	245,535
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.882(c)	01/15/33		250	246,596
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.732(c)	07/18/31		500	500,236
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.850(c)	04/15/31		250	246,477
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A2R4, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.615(c)	05/21/34		465	454,253
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.892(c)	07/16/31		500	495,758
Palmer Square European CLO DAC (Ireland),
Series 22-2A, Class A1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.642(c)	01/15/36	EUR	250	264,974
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.972(c)	10/15/34		500	488,100

See Notes to Financial Statements.

PGIM Fixed Income ETFs    129

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Regatta Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.958%(c)	01/20/35		750	$735,381
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.639(c)	07/20/33		750	749,455
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.919(c)	10/20/32		250	247,068
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	5.848(c)	10/25/28		39	38,739
Trinitas Euro CLO (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	6.038(c)	04/15/35	EUR	500	528,820
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.939(c)	07/20/31		485	486,311
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	6.032(c)	04/15/34		250	245,129

					16,566,971

Consumer Loans 0.4%

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		150	143,539
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		120	119,332
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		100	92,436

					355,307

TOTAL ASSET-BACKED SECURITIES (cost $17,619,224)					17,510,486

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.4%
BANK,
Series 2021-BN35, Class A4	2.031	06/15/64		500	399,149
Series 2021-BN38, Class A4	2.275	12/15/64		250	200,290

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.586%(cc)	02/15/50	8,410	$175,976
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class XB, IO	0.987(cc)	04/15/53	1,019	60,557
Benchmark Mortgage Trust,
Series 2020-B19, Class A1	0.628	09/15/53	357	337,760
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	6.677(c)	10/15/36	255	249,235
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.327(c)	10/15/36	340	331,368
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)	7.408(c)	12/15/38	150	142,108
BXP Trust,
Series 2021-601L, Class A, 144A	2.618	01/15/44	250	195,853
Citigroup Commercial Mortgage Trust,
Series 2019-GC43, Class A3	2.782	11/10/52	500	429,659
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	225,460
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2	3.067	06/15/52	232	204,849
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)	8.138(c)	10/15/36	180	166,786
GS Mortgage Securities Trust,
Series 2021-GSA03, Class A4	2.369	12/15/54	200	161,296
Series 2021-GSA03, Class XB, IO	0.624(cc)	12/15/54	2,000	88,735
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class F, 144A, 1 Month LIBOR + 2.190% (Cap N/A, Floor 2.190%)	6.778(c)	06/15/38	374	353,376
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	7.978(c)	06/15/38	150	135,039
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)	7.189(c)	04/15/38	369	357,165
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	1,000	912,137
Series 2019-L02, Class A3	3.806	03/15/52	325	300,102
Series 2020-HR08, Class A3	1.790	07/15/53	365	291,439

See Notes to Financial Statements.

PGIM Fixed Income ETFs    131

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

One New York Plaza Trust,
Series 2020-01NYP, Class AJ, 144A, 1 Month
LIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.838%(c)	01/15/36	310	$292,710
Series 2020-01NYP, Class B, 144A, 1 Month
LIBOR + 1.500% (Cap N/A, Floor 1.500%)	6.088(c)	01/15/36	175	164,008

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,625,218)				6,175,057

CORPORATE BONDS 32.6%

Aerospace & Defense 0.4%

Boeing Co. (The),
Sr. Unsec’d. Notes	3.300	03/01/35	190	143,621
Sr. Unsec’d. Notes	3.900	05/01/49	180	129,376
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	75	74,250

				347,247

Agriculture 1.0%

Altria Group, Inc.,
Gtd. Notes	2.450	02/04/32	245	184,881
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	120	112,075
Gtd. Notes, 144A	3.950	06/15/25	105	101,478
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	450	440,460

				838,894

Airlines 0.2%

Southwest Airlines Co.,
Sr. Unsec’d. Notes
	5.125	06/15/27	140	138,007

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.1%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125%	11/15/29	50	$42,218
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	50	40,306

				82,524

Auto Manufacturers 0.9%

Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	50	36,674
Sr. Unsec’d. Notes	6.100	08/19/32	255	238,328
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.271	01/09/27	200	182,068
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	150	141,171
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000	04/09/27	180	175,526

				773,767

Banks 7.7%

Bank of America Corp.,
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	911,367
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	415	366,812
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	40	35,885
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	824,627
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	270	240,727
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.311(ff)	11/16/27	310	269,115
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	47,455
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	688,423
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	115,822
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,019,419
Morgan Stanley,
Sr. Unsec’d. Notes	6.342(ff)	10/18/33	25	26,364

See Notes to Financial Statements.

PGIM Fixed Income ETFs    133

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	2.699%(ff)	01/22/31	520	$434,353
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	450	368,655
Sub. Notes, GMTN	4.350	09/08/26	195	187,556
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28	195	172,825
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.155(c)	05/12/26	200	201,770
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	260	221,225
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	287,281

				6,419,681

Beverages 0.0%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
	4.900	02/01/46	40	36,463

Biotechnology 0.3%

Amgen, Inc.,
Sr. Unsec’d. Notes
	5.600	03/02/43	290	286,490

Building Materials 0.8%

Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/29	175	149,089
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	48	44,192
Masco Corp.,
Sr. Unsec’d. Notes	3.500	11/15/27	230	213,305
Owens Corning,
Sr. Unsec’d. Notes	3.875	06/01/30	175	158,510
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	66,586
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	62,433

				694,115

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals 0.5%

CF Industries, Inc.,
Gtd. Notes	5.150%	03/15/34		130	$120,914
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		50	45,612
RPM International, Inc.,
Sr. Unsec’d. Notes	2.950	01/15/32		20	15,791
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		200	197,140

					379,457

Commercial Services 0.9%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		125	118,819
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		160	147,665
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27		75	70,667
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29		75	60,768
Nexi SpA (Italy),
Sr. Unsec’d. Notes	2.125	04/30/29	EUR	252	212,299
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32		30	28,620
Thomas Jefferson University,
Sec’d. Notes	3.847	11/01/57		25	18,529
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		50	41,989
Washington University (The),
Sr. Unsec’d. Notes	4.349	04/15/2122		80	65,287

					764,643

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A
	3.875	12/15/28		50	43,060

See Notes to Financial Statements.

PGIM Fixed Income ETFs    135

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.6%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.875%	05/01/24	165	$162,001
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	120	93,840
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	25	21,592
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25	25	24,510
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	199,980

				501,923

Electric 1.3%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	60,859
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	50	41,124
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	200	178,288
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	200	197,900
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	40,755
Gtd. Notes, 144A	3.875	02/15/32	50	38,760
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	110	86,130
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.224	03/15/32	145	128,431
Sempra Energy,
Jr. Sub. Notes	4.125(ff)	04/01/52	120	101,669
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	30	21,276
First Mortgage	5.300	03/01/28	110	109,869
Southern Co. (The),
Jr. Sub. Notes	5.113	08/01/27	40	39,488

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)		25	$23,407
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		50	43,238

					1,111,194

Electronics 0.1%

Likewize Corp.,
Sr. Sec’d. Notes, 144A
	9.750	10/15/25		50	46,844

Engineering & Construction 0.2%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
	4.250	10/31/26		200	186,038

Entertainment 0.4%

Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	7.000	02/15/30		25	25,178
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		50	50,123
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		50	40,652
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		95	76,900
Gtd. Notes, 144A	5.141	03/15/52		130	102,157
Gtd. Notes, 144A	5.391	03/15/62		15	11,667

					306,677

Foods 0.7%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		50	42,421
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		50	45,282
Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP	218	186,613

See Notes to Financial Statements.

PGIM Fixed Income ETFs    137

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500%	04/15/25		25	$24,357
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.125	02/01/28		45	42,790
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	22,026
Gtd. Notes, 144A	4.375	01/31/32		25	21,977
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	92,379
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		50	38,961
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		75	63,353

					580,159

Gas 0.1%

Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	5.050	05/15/52		75	68,443

Healthcare-Products 0.3%

Avantor Funding, Inc.,
Gtd. Notes	3.875	07/15/28	EUR	192	185,327
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	20,847
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	20,528

					226,702

Healthcare-Services 1.2%

DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		150	123,578
Humana, Inc.,
Sr. Unsec’d. Notes	5.500	03/15/53		140	135,441
Inova Health System Foundation,
Unsec’d. Notes	4.068	05/15/52		250	210,634
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	63,248

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes	4.556%	11/01/52	220	$204,462
Presbyterian Healthcare Services,
Unsec’d. Notes	4.875	08/01/52	150	143,463
Queen’s Health Systems (The),
Sec’d. Notes	4.810	07/01/52	90	84,807
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	25	23,139

				988,772

Home Builders 0.4%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	41,041
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	75	67,283
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	75	56,250
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	50	48,695
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/15/25	50	44,500
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	50	43,944
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	04/01/29	50	43,965

				345,678

Housewares 0.0%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	50	40,199

Insurance 0.5%

Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	4.400	04/05/52	100	79,408
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	93,924

See Notes to Financial Statements.

PGIM Fixed Income ETFs    139

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Fairfax Financial Holdings Ltd. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.625%	08/16/32	135	$127,222
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29	165	155,963

				456,517

Internet 0.1%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	121,363

Iron/Steel 0.1%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	120	106,547

Leisure Time 0.0%

Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	25	25,063

Lodging 0.1%

MGM Resorts International,
Gtd. Notes	4.750	10/15/28	75	67,215

Machinery-Diversified 0.2%

Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.950	09/15/28	140	135,104

Media 1.4%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	50	39,579
Sr. Unsec’d. Notes, 144A	4.000	03/01/23	25	25,000
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	25	18,716
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	100	77,845

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900%	06/01/52		400	$252,076
CSC Holdings LLC,
Gtd. Notes, 144A	6.500	02/01/29		400	339,126
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A (original cost $39,000;purchased 08/30/22)(f)	5.375	08/15/26		200	22,291
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23		75	74,993
Gtd. Notes	5.125	06/01/29		50	29,555
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		75	76,048
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		25	22,667
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	206	197,028

					1,174,924

Mining 1.0%

Freeport-McMoRan, Inc.,
Gtd. Notes	5.400	11/14/34		135	127,567
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.750	05/15/25		200	194,530
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27		150	143,042
Newmont Corp.,
Gtd. Notes	2.250	10/01/30		160	128,950
Gtd. Notes	2.600	07/15/32		265	211,230

					805,319

Miscellaneous Manufacturing 0.1%

Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31		115	94,089

See Notes to Financial Statements.

PGIM Fixed Income ETFs    141

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Office/Business Equipment 0.2%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670%	12/01/26		140	$124,554

Oil & Gas 2.7%

Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26		200	177,105
Gtd. Notes, 144A	3.100	07/15/31		200	163,271
BP Capital Markets America, Inc.,
Gtd. Notes	4.812	02/13/33		300	294,675
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52		100	69,835
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29		50	46,762
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25		75	73,812
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.875	06/15/28		95	95,641
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		30	26,700
Sr. Unsec’d. Notes	8.875	01/13/33		100	97,750
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		75	72,282
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		30	29,100
Sr. Sec’d. Notes, 144A	4.875	03/30/26		90	82,873
Sr. Sec’d. Notes, 144A	5.375	03/30/28		40	35,900
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	2.900	09/29/31		65	53,224
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		25	22,693
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	22,645
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	84,239
Gtd. Notes	5.350	02/12/28		100	84,460
Gtd. Notes	6.500	03/13/27		200	181,080
Gtd. Notes	6.500	01/23/29		100	86,300
Gtd. Notes, EMTN	4.875	02/21/28	EUR	130	114,882

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	2.150%	01/15/31	125	$98,531
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	25	21,507
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	200	188,920

				2,224,187

Packaging & Containers 0.2%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32	140	118,027
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	43,087

				161,114

Pharmaceuticals 1.2%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	265	224,034
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.250	02/15/29	50	21,500
Cigna Corp.,
Sr. Unsec’d. Notes	3.200	03/15/40	235	175,309
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	130	87,928
Sr. Unsec’d. Notes	3.250	08/15/29	225	198,701
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.900	12/10/61	55	35,274
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	225	209,426
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	125	85,308

				1,037,480

See Notes to Financial Statements.

PGIM Fixed Income ETFs    143

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 1.9%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	7.875%	05/15/26	75	$75,933
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	85	75,693
Sr. Unsec’d. Notes	5.400	10/01/47	285	245,191
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	24,507
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	23,915
Kinder Morgan, Inc.,
Gtd. Notes	5.450	08/01/52	135	120,382
MPLX LP,
Sr. Unsec’d. Notes	4.950	03/14/52	55	45,754
Sr. Unsec’d. Notes	5.200	03/01/47	105	90,919
Sr. Unsec’d. Notes	5.650	03/01/53	50	46,046
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	150	112,736
Gtd. Notes	5.200	07/15/48	65	55,227
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	67,472
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	34,849
Gtd. Notes	6.500	02/15/53	150	147,602
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31	215	174,484
Sr. Unsec’d. Notes	5.300	08/15/52	145	131,028
Sr. Unsec’d. Notes	5.400	03/02/26	95	95,031

				1,566,769

Real Estate 0.1%

Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25	30	29,633
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	50	40,718

				70,351

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 2.4%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.750%	04/15/35		30	$28,368
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30		145	128,349
Corporate Office Properties LP,
Gtd. Notes	2.750	04/15/31		115	86,744
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		75	52,528
Extra Space Storage LP,
Gtd. Notes	3.900	04/01/29		135	122,740
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32		55	43,651
Gtd. Notes	5.250	06/01/25		160	156,904
Kimco Realty OP LLC,
Gtd. Notes	4.600	02/01/33		90	82,638
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27		150	123,832
Spirit Realty LP,
Gtd. Notes	2.700	02/15/32		135	103,022
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28		155	131,076
Gtd. Notes	4.200	04/15/32		80	70,963
Gtd. Notes	5.700	01/15/33		45	44,313
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		575	586,322
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28		60	56,604
Welltower OP LLC,
Gtd. Notes	4.250	04/15/28		175	165,212

					1,983,266

Retail 0.6%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500	02/15/29		25	21,281
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	231	215,573
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		50	35,733

See Notes to Financial Statements.

PGIM Fixed Income ETFs    145

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	4.200%	04/01/30	35	$32,799
Sr. Unsec’d. Notes	4.700	06/15/32	50	47,654
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	75	73,152
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	50	41,625

				467,817

Semiconductors 0.2%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	205	151,249
Intel Corp.,
Sr. Unsec’d. Notes	5.900	02/10/63	45	44,289

				195,538

Software 0.4%

Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450	03/02/28	140	139,890
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	180	122,062
Sr. Unsec’d. Notes	5.550	02/06/53	50	45,728

				307,680

Telecommunications 1.0%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55	275	186,457
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27	50	42,117
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	450	366,948
Gtd. Notes	4.950	03/15/28	45	44,185

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.016%	12/03/29	235	$217,022

				856,729

TOTAL CORPORATE BONDS (cost $30,369,659)				27,188,603

MUNICIPAL BONDS 0.2%

Michigan 0.1%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	45	35,356
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	100	85,016

				120,372

Minnesota 0.1%

University of Minnesota,
Taxable, Revenue Bonds	4.048	04/01/52	95	85,433

TOTAL MUNICIPAL BONDS (cost $240,000)				205,805

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.8%

Bellemeade Re Ltd.,
Series 2019-02A, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 3.100%)	7.717(c)	04/25/29	200	203,485
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A	6.170	09/25/62	96	95,095
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.734(c)	03/25/42	15	15,674
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.734(c)	03/25/42	20	20,521

See Notes to Financial Statements.

PGIM Fixed Income ETFs    147

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day
Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.134%(c)	01/25/51		500	$468,175
Series 2022-DNA03, Class M1B, 144A, 30 Day
Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.384(c)	04/25/42		110	110,138
Series 2022-DNA06, Class M1B, 144A, 30 Day
Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	8.184(c)	09/25/42		600	622,340

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,494,177)					1,535,428

SOVEREIGN BONDS 1.3%
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		100	97,863
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		150	138,778
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	150	140,291
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	77,199
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	122,270
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	300	279,193
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	199,750
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/26		100	18,269

TOTAL SOVEREIGN BONDS (cost $1,294,878)					1,073,613

U.S. GOVERNMENT AGENCY OBLIGATIONS 15.3%
Federal Home Loan Mortgage Corp.	2.500	03/01/51		599	509,723
Federal Home Loan Mortgage Corp.	2.500	04/01/51		495	420,365
Federal Home Loan Mortgage Corp.	3.000	01/01/52		475	418,632
Federal Home Loan Mortgage Corp.	3.000	02/01/52		470	413,640
Federal Home Loan Mortgage Corp.	6.000	08/01/52		126	127,829

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	1.500%	02/01/51	780	$604,823
Federal National Mortgage Assoc.	2.000	11/01/50	429	351,112
Federal National Mortgage Assoc.	3.000	12/01/51	466	410,418
Federal National Mortgage Assoc.	3.000	01/01/52	223	196,348
Federal National Mortgage Assoc.	3.000	03/01/52	473	416,902
Federal National Mortgage Assoc.	3.500	02/01/52	919	838,325
Federal National Mortgage Assoc.	4.000	TBA	500	469,297
Federal National Mortgage Assoc.	4.000	05/01/52	1,188	1,116,372
Federal National Mortgage Assoc.	4.500	TBA	500	481,719
Federal National Mortgage Assoc.	4.500	06/01/52	944	910,412
Federal National Mortgage Assoc.	5.000	06/01/52	236	232,615
Federal National Mortgage Assoc.	5.000	07/01/52	480	472,674
Federal National Mortgage Assoc.	5.500	11/01/52	990	988,518
Government National Mortgage Assoc.	2.500	09/20/51	1,047	907,277
Government National Mortgage Assoc.	3.000	08/20/51	1,232	1,105,627
Government National Mortgage Assoc.	3.500	12/20/51	483	443,800
Government National Mortgage Assoc.	3.500	03/20/52	478	439,668
Government National Mortgage Assoc.	3.500	06/20/52	500	459,236

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,161,783)				12,735,332

U.S. TREASURY OBLIGATIONS 19.3%
U.S. Treasury Bonds(k)	2.000	11/15/41	3,730	2,694,342
U.S. Treasury Bonds(h)	2.375	02/15/42	3,700	2,846,109
U.S. Treasury Bonds	2.375	11/15/49	415	306,257
U.S. Treasury Bonds	2.750	08/15/47	2,185	1,738,099
U.S. Treasury Bonds	3.000	02/15/48	1,600	1,334,500
U.S. Treasury Bonds	3.000	08/15/52	770	648,244
U.S. Treasury Bonds	4.000	11/15/52	230	234,241
U.S. Treasury Notes	2.875	05/15/28	560	525,744
U.S. Treasury Notes	3.250	06/30/29	735	699,513
U.S. Treasury Notes	3.500	02/15/33	300	290,156
U.S. Treasury Notes	3.875	12/31/27	1,560	1,537,209
U.S. Treasury Notes	4.000	02/28/30	1,285	1,279,981
U.S. Treasury Notes	4.125	11/15/32	1,000	1,016,250
U.S. Treasury Strips Coupon(k)	2.391(s)	11/15/41	1,880	858,264

See Notes to Financial Statements.

PGIM Fixed Income ETFs    149

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	3.799%(s)	02/15/39	170	$87,092

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,871,502)				16,096,001

TOTAL LONG-TERM INVESTMENTS (cost $88,676,441)				82,520,325

			Shares

SHORT-TERM INVESTMENTS 0.3%

AFFILIATED MUTUAL FUND 0.0%
PGIM Institutional Money Market Fund (cost $12)(b)(we)			12	12

UNAFFILIATED FUND 0.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $224,462)			224,462	224,462

TOTAL SHORT-TERM INVESTMENTS (cost $224,474)				224,474

TOTAL INVESTMENTS 99.2% (cost $88,900,915)				82,744,799
Other assets in excess of liabilities(z) 0.8%				649,538

NET ASSETS 100.0%				$83,394,337

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $39,000. The aggregate value of $22,291 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
93	2 Year U.S. Treasury Notes	Jun. 2023	$18,946,570	$(51,875)
40	5 Year U.S. Treasury Notes	Jun. 2023	4,282,188	(21,768)
4	10 Year U.S. Treasury Notes	Jun. 2023	446,625	(2,565)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	405,187	(3,406)

				(79,614)

Short Positions:
5	5 Year Euro-Bobl	Mar. 2023	609,130	22,650
3	10 Year Euro-Bund	Mar. 2023	421,737	28,325
23	20 Year U.S. Treasury Bonds	Jun. 2023	2,880,031	9,946

				60,921

				$(18,693)

Forward foreign currency exchange contracts outstanding at February 28, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/02/23	MSI	GBP	445	$538,756	$535,236	$—	$(3,520)
Euro,
Expiring 03/02/23	TD	EUR	4,309	4,584,587	4,557,172	—	(27,415)

				$5,123,343	$5,092,408	—	(30,935)

See Notes to Financial Statements.

PGIM Fixed Income ETFs    151

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Forward foreign currency exchange contracts outstanding at February 28, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/02/23	BNP	GBP	445	$548,807	$535,236	$13,571	$—
Expiring 04/04/23	MSI	GBP	445	539,108	535,597	3,511	—
Euro,
Expiring 03/02/23	BNP	EUR	119	129,103	125,502	3,601	—
Expiring 03/02/23	MSI	EUR	4,190	4,564,950	4,431,670	133,280	—
Expiring 04/04/23	TD	EUR	4,309	4,593,635	4,567,162	26,473	—

				$10,375,603	$10,195,167	180,436	—

						$180,436	$(30,935)

Interest rate swap agreements outstanding at February 28, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP 140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/3.927%	$(1,276)	$21,418	$22,694
GBP 120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/3.927%	7,213	30,030	22,817

				$5,937	$51,448	$45,511

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at February 28, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS - 50bps(Q)/ 4.070%	JPM	03/20/23	(1,616)	$(93,278)	$—	$(93,278)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Total return swap agreements outstanding at February 28, 2023 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +11bps(T)/ 4.680%	JPM	05/02/23	1,185	$(62,688)	$—	$(62,688)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.670%	JPM	05/10/23	2,325	(100,217)	—	(100,217)

					$(256,183)	$—	$(256,183)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of February 28, 2023, termination date 03/20/2023:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value

Sysco Corp.	4,000,000	$4,496,728	1.53%
Morgan Stanley	4,000,000	4,230,686	1.44%
United Parcel Service, Inc.	4,000,000	4,203,262	1.43%
Northrop Grumman Corp.	4,000,000	4,013,748	1.36%
The Walt Disney Co.	4,000,000	3,823,891	1.30%
FedEx Corp.	4,000,000	3,769,317	1.28%
Wells Fargo & Co.	4,000,000	3,764,004	1.28%
TransCanada PipeLines Ltd.	4,000,000	3,730,577	1.27%
Keurig Dr Pepper, Inc.	4,000,000	3,721,641	1.26%
Conagra Brands, Inc.	4,000,000	3,714,828	1.26%
Fox Corp.	4,000,000	3,664,574	1.24%
Cigna Corp.	4,000,000	3,639,337	1.24%
ExxonMobil Corp.	4,000,000	3,626,978	1.23%
Eli Lilly and Co.	4,000,000	3,612,432	1.23%
Telefonica Emisiones, S.A.U.	4,000,000	3,578,389	1.22%
Bristol-Myers Squibb Co.	4,000,000	3,571,386	1.21%
Intel Corp.	4,000,000	3,546,093	1.20%

See Notes to Financial Statements.

PGIM Fixed Income ETFs    153

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value

Thermo Fisher Scientific, Inc.	4,000,000	$3,502,871	1.19%
HCA, Inc.	4,000,000	3,496,101	1.19%
Johnson & Johnson	4,000,000	3,470,067	1.18%
Deere & Co.	4,000,000	3,454,800	1.17%
Mastercard, Inc.	4,000,000	3,420,681	1.16%
McDonald’s Corp.	4,000,000	3,392,298	1.15%
T-Mobile USA, Inc.	4,000,000	3,388,854	1.15%
Progressive Corp.	4,000,000	3,324,190	1.13%
Bank of America Corp.	4,000,000	3,287,845	1.12%
Equinor ASA	4,000,000	3,270,376	1.11%
Union Electric Co.	4,000,000	3,269,940	1.11%
Fiserv, Inc.	4,000,000	3,251,731	1.10%
Dollar General Corp.	4,000,000	3,237,305	1.10%
Enterprise Products Operating LLC	4,000,000	3,221,880	1.09%
Vodafone Group PLC	4,000,000	3,214,448	1.09%
Nike, Inc.	4,000,000	3,168,812	1.08%
NVIDIA Corp.	4,000,000	3,157,351	1.07%
Humana, Inc.	4,000,000	3,140,179	1.07%
Becton, Dickinson & Co.	4,000,000	3,116,956	1.06%
Caterpillar, Inc.	4,000,000	3,110,873	1.06%
Paramount Global	4,000,000	3,016,663	1.02%
Suncor Energy, Inc	4,000,000	3,012,163	1.02%
The Coca-Cola Co.	4,000,000	2,972,335	1.01%
Walgreens Boots Alliance, Inc.	4,000,000	2,958,135	1.00%
Entergy Corp.	4,000,000	2,957,664	1.00%
Southern California Edison Co.	4,000,000	2,954,568	1.00%
Verizon Communications, Inc.	4,000,000	2,949,590	1.00%
Starbucks Corp.	4,000,000	2,949,452	1.00%
Carrier Global Corp.	4,000,000	2,940,407	1.00%
Oracle Corp.	4,000,000	2,937,471	1.00%
Dow Chemical Co.	4,000,000	2,926,862	0.99%
PepsiCo, Inc.	4,000,000	2,919,576	0.99%
eBay, Inc.	4,000,000	2,912,778	0.99%

		$169,013,093

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(256,183)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$404,480
JPS	—	643,608

Total	$—	$1,048,088

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$588,208	$—
Collateralized Loan Obligations	—	16,566,971	—
Consumer Loans	—	355,307	—
Commercial Mortgage-Backed Securities	—	6,175,057	—
Corporate Bonds	—	27,188,603	—
Municipal Bonds	—	205,805	—
Residential Mortgage-Backed Securities	—	1,535,428	—
Sovereign Bonds	—	1,073,613	—
U.S. Government Agency Obligations	—	12,735,332	—
U.S. Treasury Obligations	—	16,096,001	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs    155

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Fund	$12	$—	$—
Unaffiliated Fund	224,462	—	—

Total	$224,474	$82,520,325	$—

Other Financial Instruments*
Assets
Futures Contracts	$60,921	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	180,436	—
Centrally Cleared Interest Rate Swap Agreements	—	45,511	—

Total	$60,921	$225,947	$—

Liabilities
Futures Contracts	$(79,614)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(30,935)	—
OTC Total Return Swap Agreements	—	(256,183)	—

Total	$(79,614)	$(287,118)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2023 were as follows:

Collateralized Loan Obligations	19.9%
U.S. Treasury Obligations	19.3
U.S. Government Agency Obligations	15.3
Banks	7.7
Commercial Mortgage-Backed Securities	7.4
Oil & Gas	2.7
Real Estate Investment Trusts (REITs)	2.4
Pipelines	1.9
Residential Mortgage-Backed Securities	1.8
Media	1.4
Electric	1.3
Sovereign Bonds	1.3
Pharmaceuticals	1.2

Healthcare-Services	1.2%
Telecommunications	1.0
Agriculture	1.0
Mining	1.0
Auto Manufacturers	0.9
Commercial Services	0.9
Building Materials	0.8
Automobiles	0.7
Foods	0.7
Diversified Financial Services	0.6
Retail	0.6
Insurance	0.5
Chemicals	0.5

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Industry Classification (continued):

Consumer Loans	0.4%
Aerospace & Defense	0.4
Home Builders	0.4
Software	0.4
Entertainment	0.4
Biotechnology	0.3
Healthcare-Products	0.3
Unaffiliated Fund	0.3
Municipal Bonds	0.2
Semiconductors	0.2
Engineering & Construction	0.2
Packaging & Containers	0.2
Airlines	0.2
Machinery-Diversified	0.2
Office/Business Equipment	0.2
Internet	0.1
Iron/Steel	0.1
Miscellaneous Manufacturing	0.1

Apparel	0.1%
Real Estate	0.1
Gas	0.1
Lodging	0.1
Electronics	0.1
Distribution/Wholesale	0.1
Housewares	0.0	*
Beverages	0.0	*
Leisure Time	0.0	*
Affiliated Mutual Fund	0.0	*

	99.2
Other assets in excess of liabilities	0.8

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$180,436		Unrealized depreciation on OTC forward foreign currency exchange contracts	$30,935
Interest rate contracts	Due from/to broker-variation margin futures	60,921	*	Due from/to broker-variation margin futures	79,614	*
Interest rate contracts	Due from/to broker-variation margin swaps	45,511	*	—	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs    157

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	—	$—	Unrealized depreciation on OTC swap agreements	$256,183

		$286,868		$366,732

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(71,920)
Foreign exchange contracts	—	(224,547)	—
Interest rate contracts	(1,083,390)	—	327,209

Total	$(1,083,390)	$(224,547)	$255,289

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$40,603
Foreign exchange contracts	—	61,833	—
Interest rate contracts	38,434	—	(242,066)

Total	$38,434	$61,833	$(201,463)

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$23,716,528

Futures Contracts - Short Positions (1)	3,230,871

Forward Foreign Currency Exchange Contracts - Purchased (2)	4,484,269

Forward Foreign Currency Exchange Contracts - Sold (2)	9,168,646

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Derivative Contract Type	Average Volume of Derivative Activities*

Interest Rate Swap Agreements (1)	$ 309,383

Credit Default Swap Agreements - Sell Protection (1)	990,000

Total Return Swap Agreements (1)	3,417,603

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP	$17,172	$—	$17,172	$—	$17,172
JPM	—	(256,183)	(256,183)	256,183	—
MSI	136,791	(3,520)	133,271	—	133,271
TD	26,473	(27,415)	(942)	—	(942)

	$180,436	$(287,118)	$(106,682)	$256,183	$149,501

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs    159

PGIM Total Return Bond ETF

Statement of Assets & Liabilities   (unaudited)

as of February 28, 2023

Assets

Investments at value:
Unaffiliated investments (cost $88,900,903)	$82,744,787
Affiliated investments (cost $12)	12
Foreign currency, at value (cost $35,961)	39,534
Receivable for Fund shares sold	2,058,075
Receivable for investments sold	1,206,479
Dividends and interest receivable	577,554
Unrealized appreciation on OTC forward foreign currency exchange contracts	180,436
Tax reclaim receivable	4,467
Due from broker—variation margin futures	3,653
Due from broker—variation margin swaps	267

Total Assets	86,815,264

Liabilities

Payable for investments purchased	3,102,608
Unrealized depreciation on OTC swap agreements	256,183
Unrealized depreciation on OTC forward foreign currency exchange contracts	30,935
Management fee payable	30,595
Due to broker	606

Total Liabilities	3,420,927

Net Assets	$83,394,337

Net assets were comprised of:
Common stock, at par	$2,025
Paid-in capital in excess of par	97,983,668
Total distributable earnings (loss)	(14,591,356)

Net assets, February 28, 2023	$83,394,337

Net asset value, offering price and redemption price per share. ($83,394,337 ÷ 2,025,000 shares of common stock issued and outstanding)	$41.18

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Statement of Operations   (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Interest income (net of $715 foreign withholding tax)	$1,798,544
Unaffiliated dividend income	74,140
Affiliated income from securities lending, net	34

Total income	1,872,718

Expenses
Management fee	201,574

Net investment income (loss)	1,671,144

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $12)	(4,095,427)
Futures transactions	(1,083,390)
Forward currency contract transactions	(224,547)
Swap agreement transactions	255,289
Foreign currency transactions	(32,505)

(5,180,580)

Net change in unrealized appreciation (depreciation) on:
Investments	1,374,118
Futures	38,434
Forward currency contracts	61,833
Swap agreements	(201,463)
Foreign currencies	5,021

1,277,943

Net gain (loss) on investment and foreign currency transactions	(3,902,637)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,231,493)

See Notes to Financial Statements.

PGIM Fixed Income ETFs    161

PGIM Total Return Bond ETF

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended February 28, 2023	December 02, 2021* through August 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,671,144	$1,276,913
Net realized gain (loss) on investment and foreign currency transactions	(5,180,580)	(2,712,903)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,277,943	(7,510,541)

Net increase (decrease) in net assets resulting from operations	(2,231,493)	(8,946,531)

Dividends and Distributions
Distributions from distributable earnings	(2,266,549)	(1,146,783)

Fund share transactions
Net proceeds from shares sold (600,000 and 4,450,000 shares, respectively)	25,009,656	105,632,739
Cost of shares purchased (800,000 and 0 shares, respectively)	(32,656,702)	—

Net increase (decrease) in net assets from Fund share transactions	(7,647,046)	105,632,739

Total increase (decrease)	(12,145,088)	95,539,425

Net Assets:

Beginning of period	95,539,425	—

End of period	$83,394,337	$95,539,425

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Financial Highlights   (unaudited)

	Six Months Ended February 28, 2023		December 02, 2021(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$42.94		$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.83		0.86
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.41)		(7.23)
Total from investment operations	(0.58)		(6.37)
Less Dividends and Distributions:
Dividends from net investment income	(1.18)		(0.69)
Net asset value, end of period	$41.18		$42.94
Total Return(c):	(1.32)%		(12.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,394		$95,539
Average net assets (000)	$82,972		$67,327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)	0.49	%(e)
Expenses before waivers and/or expense reimbursement	0.49	%(e)	0.49	%(e)
Net investment income (loss)	4.06	%(e)	2.54	%(e)
Portfolio turnover rate(f)	143%		150%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs    163

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.5%

ASSET-BACKED SECURITIES 9.1%

Collateralized Loan Obligations

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892%(c)	10/17/32	400	$395,036
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A	0.000(c)	04/20/35	250	249,956
Series 2023-01A, Class D, 144A	0.000(c)	04/20/35	200	199,965
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	5.913(c)	01/25/33	250	246,888
CarVal CLO Ltd. (Jersey),
Series 2023-01A, Class A2, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)	7.033(c)	01/20/35	150	149,987
Series 2023-01A, Class B1, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.433(c)	01/20/35	150	149,987
Logan CLO Ltd. (Cayman Islands),
Series 2021-02A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.508(c)	01/20/35	250	244,805
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.832(c)	07/15/29	287	284,844
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	6.572(c)	07/15/31	250	240,486
Nassau Ltd. (Jersey),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 3.620% (Cap N/A, Floor 3.620%)	8.268(c)	01/15/31	250	248,781
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class AJ, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.855(c)	01/20/35	250	249,979
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.105(c)	01/20/35	250	249,979
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A2R4, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.615(c)	05/21/34	250	244,222
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.005(c)	04/15/31	100	99,462

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd.,
Series 2020-02A, Class DR, 144A, 3 Month LIBOR + 3.350% (Cap N/A, Floor 3.350%)	8.168%(c)	10/25/34	250	$227,759
Series 2022-35A, Class B, 144A, 3 Month SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.696(c)	01/26/36	300	299,158
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.915(c)	07/23/33	250	246,608
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.560% (Cap N/A, Floor 3.560%)	8.350(c)	01/20/32	250	249,176
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	6.442(c)	10/17/32	250	243,883
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.058(c)	01/20/32	400	395,235

TOTAL ASSET-BACKED SECURITIES (cost $4,873,226)				4,916,196

CORPORATE BONDS 13.1%

Aerospace & Defense 0.5%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	100	95,351
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	175	173,250

				268,601

Auto Manufacturers 0.2%

General Motors Co.,
Sr. Unsec’d. Notes
	5.600	10/15/32	105	99,834

Banks 9.1%

Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	850	774,144

See Notes to Financial Statements.

PGIM Fixed Income ETFs    165

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc.,
Jr. Sub. Notes	7.375%(ff)	05/15/28(oo)	275	$278,850
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	500	475,573
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	400	365,667
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	100	84,160
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	600	517,692
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,350	1,250,879
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	500	420,628
Wells Fargo & Co.,
Jr. Sub. Notes, Series S	5.900(ff)	06/15/24(oo)	750	731,501

				4,899,094

Building Materials 0.1%

Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
	6.000	11/01/28	70	62,146

Commercial Services 0.6%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
	5.500	03/01/28	350	323,227

Diversified Financial Services 0.1%

VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
	7.875	05/01/27	75	71,812

Electric 0.7%

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	100	84,306
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	150	123,373

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)	100	$93,629
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	100	96,399

				397,707

Environmental Control 0.0%

Clean Harbors, Inc.,
Gtd. Notes, 144A
	6.375	02/01/31	25	24,917

Foods 0.3%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
	6.500	02/15/28	150	149,139

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A
	3.875	04/01/29	70	58,372

Home Builders 0.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
	4.625	04/01/30	38	30,584

Machinery-Diversified 0.1%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
	7.500	01/01/30	30	30,459

Media 0.2%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.400	04/01/33	75	64,151
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	50	50,699

				114,850

See Notes to Financial Statements.

PGIM Fixed Income ETFs    167

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 0.5%

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250%	04/15/32	100	$90,580
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27	80	81,360
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	75	72,152

				244,092

Packaging & Containers 0.1%

Sealed Air Corp.,
Gtd. Notes, 144A	5.000	04/15/29	50	46,003
Gtd. Notes, 144A	6.125	02/01/28	25	24,618

				70,621

Pipelines 0.2%

Energy Transfer LP,
Sr. Unsec’d. Notes	3.750	05/15/30	75	66,561
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	75	65,342

				131,903

Real Estate Investment Trusts (REITs) 0.1%

Diversified Healthcare Trust,
Gtd. Notes
	4.375	03/01/31	60	42,023

Retail 0.1%

Gap, Inc. (The),
Gtd. Notes, 144A
	3.875	10/01/31	75	53,599

TOTAL CORPORATE BONDS (cost $6,977,325)				7,072,980

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS 76.3%

Advertising 0.8%

Clear Channel Outdoor Holdings, Inc.,
Term B Loan, 3 Month LIBOR + 3.500%	8.279%(c)	08/21/26	249	$234,775
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 3 Month LIBOR + 3.500%	8.230(c)	12/17/26	184	172,909

				407,684

Aerospace & Defense 0.9%

Cobham Ultra U.S. Co-Borrower LLC,
Term Loan, 6 Month LIBOR + 3.750%	8.810(c)	08/06/29	125	123,596
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 1 Month SOFR + 3.500%	8.118(c)	04/06/26	97	94,779
2020 Specified Refinancing Term B-2 Facility, 1 Month SOFR + 3.500%	8.118(c)	04/06/26	52	50,956
Spirit AeroSystems, Inc.,
Initial Term Loans, 3 Month SOFR + 4.500%	9.176(c)	01/15/27	124	124,645
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 3 Month LIBOR + 2.250%	7.825(c)	08/24/28	99	98,846

				492,822

Agriculture 0.1%

Alltech, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%	8.635(c)	10/13/28	50	48,336

Airlines 2.4%

Air Canada (Canada),
Term Loan, 3 Month LIBOR + 3.500%	8.369(c)	08/11/28	149	148,877
American Airlines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	9.558(c)	04/20/28	425	435,412
Seventh Amendment Extended Term Loan, 6 Month SOFR + 3.178%	8.154(c)	02/15/28	125	121,510
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%	8.558(c)	10/20/27	119	122,812

See Notes to Financial Statements.

PGIM Fixed Income ETFs    169

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Airlines (cont’d.)

Mileage Plus Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%	9.996%(c)	06/21/27	180	$187,361
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	8.568(c)	04/21/28	299	298,085

				1,314,057

Apparel 0.5%

Calceus Acquisition, Inc.,
Term Loan, 3 Month LIBOR + 5.500%	10.230(c)	02/12/25	72	69,221
Fanatics Commerce Intermediate Holdco LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	11/24/28	224	223,032

				292,253

Auto Manufacturers 0.2%

American Trailer World Corp.,
First Lien Initial Term Loan, 1 Month SOFR + 3.750%	8.368(c)	03/03/28	121	106,309

Auto Parts & Equipment 2.0%

Adient US LLC,
Term B-1 Loan, 1 Month LIBOR + 3.250%	7.885(c)	04/10/28	191	190,966
American Axle & Manufacturing, Inc.,
First Lien Term Loan B, 1 Month SOFR + 3.600%	8.160(c)	12/13/29	300	299,500
Autokiniton U.S. Holdings, Inc.,
Closing Date Term B Loan, 1 Month LIBOR + 4.500%	9.101(c)	04/06/28	99	98,376
Dexko Global, Inc.,
First Lien Closing Date Dollar Term Loan, 3 Month SOFR + 3.750%	8.593(c)	10/04/28	149	139,411
First Brands Group LLC,
2022-Ii Incremental Termloan, 6 Month SOFR + 5.000%	10.246(c)	03/30/27	150	142,500
First Lien 2021 Term Loan, 6 Month SOFR + 5.000%	10.252(c)	03/30/27	99	96,292
Truck Hero, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	01/31/28	99	89,793

				1,056,838

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Banks 0.1%

Walker & Dunlop, Inc.,
Incremental Term B Loan, 1 Month SOFR + 3.100%^	7.718%(c)	12/16/28	50	$49,625

Beverages 0.6%

Arctic Glacier USA, Inc.,
Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	8.230(c)	03/20/24	100	92,104
City Brewing Co. LLC,
First Lien Closing Date Term Loan, 3 Month LIBOR + 3.500%	8.330(c)	04/05/28	199	91,753
Pegasus Bidco BV (Netherlands),
Facility Term loan B2, 3 Month SOFR + 4.250%	9.011(c)	07/12/29	150	149,156

				333,013

Building Materials 1.4%

Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	10.187(c)	08/01/28	325	310,537
CP Atlas Buyer, Inc.,
Term B Loan, 1 Month SOFR + 3.500%	8.218(c)	11/23/27	149	136,555
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loans, 3 Month SOFR + 3.500%	8.373(c)	02/26/29	224	205,354
Smyrna Ready Mix Concrete LLC,
Initial Term Loan, 1 Month SOFR + 4.350%^	8.968(c)	04/02/29	100	99,003

				751,449

Chemicals 2.3%

Ascend Performance Materials Operations LLC,
2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	8.831(c)	08/27/26	299	297,984
DuBois Chemicals Group, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.600%	9.218(c)	09/30/26	199	194,636
Geon Performance Solutions LLC,
Initial Term Loan, 3 Month LIBOR + 4.500%	9.230(c)	08/18/28	74	74,032
Ineos U.S. Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month LIBOR + 2.750%	7.385(c)	01/29/26	50	49,287
Ineos US Financial LLC,
Term Loan	— (p)	02/28/30	75	74,438

See Notes to Financial Statements.

PGIM Fixed Income ETFs    171

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals (cont’d.)

Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.750%	9.526%(c)	06/28/28	75	$65,218
Lsf11 A5 Holdco LLC,
Incremental Term Loan, 3 Month SOFR + 4.350%	8.968(c)	10/15/28	65	63,510
LSF11 A5 HoldCo., LLC,
Term Loans, 1 Month SOFR + 3.614%	8.232(c)	10/15/28	114	111,034
Olympus Water US Holding Corp.,
2022 Incremental Term Loan, 1 Month SOFR + 4.500%	9.180(c)	11/09/28	99	97,049
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%	8.500(c)	11/09/28	99	97,246
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 3 Month SOFR + 2.850%	7.526(c)	10/01/25	49	49,101
Tronox Finance LLC,
First Lien 2022 Incremental Term Loan, 3 Month SOFR + 3.250%	7.830(c)	04/04/29	74	73,879

				1,247,414

Commercial Services 6.4%

AG Group Holdings, Inc.,
Initial Term Loan, 3 Month SOFR + 4.000%^	8.783(c)	12/29/28	74	73,507
Albion Financing SARL,
Term Loan	— (p)	08/17/26	75	72,422
Amentum Government Services Holdings LLC,
Tranche 3 Term Loan, 6 Month SOFR + 4.000%	8.764(c)	02/15/29	224	221,229
ArchKey Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.250%	9.980(c)	06/29/28	99	96,394
Avis Budget Car Rental LLC,
New Tranche B Term Loan, 1 Month LIBOR + 1.750%	6.390(c)	08/06/27	198	195,099
CCRR Parent, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	8.390(c)	03/06/28	175	170,625
Cimpress PLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	8.135(c)	05/17/28	150	135,937
CoreLogic Inc,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	8.188(c)	06/02/28	353	302,125
EAB Global, Inc.,
Term Loan, 1 Month LIBOR + 3.500%	8.135(c)	08/16/28	149	145,427
Electro Rent Corporation,
Extended Term Loan, 1 Month SOFR + 5.500%	10.271(c)	11/01/24	100	97,802

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%	6.600%(c)	08/11/25	236	$206,366
Fugue Finance LLC (Singapore),
Term Loan	— (p)	01/31/28	60	60,075
Indy US Holdco LLC,
Term Loan	— (p)	03/05/28	239	216,541
Term Loan	— (p)	03/31/28	116	104,956
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	8.118(c)	02/08/28	224	223,115
Latham Pool Products, Inc.,
Initial Term Loan, 1 Month SOFR + 3.750%^	8.728(c)	02/23/29	50	46,648
Mavis Tire Express Services TopCo LP,
First Lien Initial Term Loan, 1 Month SOFR + 4.000%	8.732(c)	05/04/28	199	192,811
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 4.250%	9.203(c)	09/01/28	224	188,136
NAB Holdings LLC,
First Lien Term Loan, 3 Month SOFR + 3.150%	7.730(c)	11/23/28	149	147,178
PECF USS Intermediate Holding III Corp.,
Initial Term Loan, 1 Month LIBOR + 4.250%	8.885(c)	12/15/28	65	54,925
Spectrum Group Buyer, Inc.,
Term Loan B, 6 Month SOFR + 6.500%	11.324(c)	05/19/28	149	141,361
University Support Services LLC (Canada),
Initial Term Loans, 1 Month LIBOR + 3.250%	7.968(c)	02/10/29	124	121,857
VT Topco, Inc.,
First Lien 2021 Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	08/01/25	70	69,359
WMB Holdings, Inc.,
Tranche B USD Term Loans, 1 Month SOFR + 3.350%	7.968(c)	11/02/29	164	164,057

				3,447,952

Computers 2.8%

ConvergeOne Holdings Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	9.635(c)	01/04/26	199	126,040
Everi Payments, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%	7.135(c)	08/03/28	123	122,785
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.418(c)	03/01/29	399	371,319
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	8.385(c)	02/01/28	298	295,076

See Notes to Financial Statements.

PGIM Fixed Income ETFs    173

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers (cont’d.)

Procera Networks, Inc. (Canada),
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	9.325%(c)	10/31/25	125	$117,994
Redstone Holdco LP,
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	9.568(c)	04/27/28	99	80,679
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	8.953(c)	08/20/25	199	184,173
Vision Solutions, Inc.,
Third Amendment Term Loan (First Lien), 3 Month LIBOR + 4.000%	8.818(c)	04/24/28	124	112,991
World Wide Technology Holding Co. LLC,
Term Loan, 1 Month SOFR + 3.250%^	8.015(c)	03/01/30	75	74,719

				1,485,776

Cosmetics/Personal Care 0.2%

Conair Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	8.480(c)	05/17/28	149	131,077

Diversified Financial Services 2.3%

Castlelake Aviation One DAC,
Initial Term Loan, 3 Month LIBOR + 2.750%	7.519(c)	10/22/26	134	132,782
Cowen, Inc.,
Initial Term Loan, 6 Month LIBOR + 3.250%	7.433(c)	03/24/28	348	347,537
Eisner Advisory Group LLC,
2022 Incremental Term Facility, 1 Month SOFR + 5.250%^	9.982(c)	07/28/28	25	24,813
Hightower Holding LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%	8.815(c)	04/21/28	74	71,178
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%	7.732(c)	03/20/28	273	260,611
LHS Borrower LLC,
Initial Term Loan, 1 Month SOFR + 4.850%	9.468(c)	02/16/29	74	60,387
Paysafe Holdings U.S. Corp.,
Facility B1, 1 Month LIBOR + 2.750%	7.385(c)	06/28/28	74	71,151
VFH Parent LLC,
Initial Term Loan, 1 Month SOFR + 3.100%	7.661(c)	01/13/29	292	288,034

				1,256,493

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Electric 0.5%

Lightstone HoldCo LLC,
Extended Term C Loan, 1 Month SOFR + 5.750%	10.368%(c)	01/29/27	8	$6,780
Extended Term Loan B, 1 Month SOFR + 5.750%	10.368(c)	01/29/27	141	119,880
Pike Corp.,
2028-B Term Loans, 1 Month SOFR + 3.500%	8.118(c)	01/21/28	50	49,625
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 1.750%	6.368(c)	12/31/25	99	98,885

				275,170

Electronics 0.8%

II-VI, Inc.,
Term Loan B, 1 Month LIBOR + 2.750%	7.385(c)	07/02/29	287	285,668
Ingram Micro, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.500%	8.230(c)	06/30/28	174	172,701

				458,369

Energy-Alternate Sources 0.2%

WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.750%	7.480(c)	03/24/28	124	117,232

Engineering & Construction 0.2%

Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 3.750%	8.397(c)	07/02/29	25	24,910
Osmose Utilities Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	06/23/28	89	85,953

				110,863

Entertainment 4.2%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	10.230(c)	02/10/27	364	302,811
AP Gaming I LLC,
Term B Loans, 3 Month SOFR + 4.000%	8.730(c)	02/15/29	74	72,204
Caesars Entertainment, Inc.,
Term B Loan, 1 Month SOFR + 3.350%	7.968(c)	02/06/30	300	299,391

See Notes to Financial Statements.

PGIM Fixed Income ETFs    175

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Entertainment (cont’d.)

CBAC Borrower LLC,
Term B Loan, 1 Month LIBOR + 4.000%	8.635%(c)	07/08/24	99	$96,703
Entain Holdings Gibraltar Ltd.,
Facility B2, 3 Month SOFR + 3.600%	8.180(c)	10/31/29	200	199,812
Flutter Entertainment PLC (Ireland),
Third Amendment 2028-B Term Loan, 3 Month SOFR + 3.512%	8.092(c)	07/22/28	100	99,713
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	7.620(c)	10/21/24	120	119,492
J&J Ventures Gaming LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%	8.730(c)	04/26/28	149	143,095
Maverick Gaming LLC,
Term Loan B, 3 Month LIBOR + 7.500%	12.453(c)	09/03/26	74	55,826
Raptor Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	8.753(c)	11/01/26	324	322,379
Scientific Games Holdings LP,
Initial Dollor Term Loan, 3 Month SOFR + 3.500%	8.103(c)	04/04/29	299	293,779
Scientific Games International, Inc.,
Initial Term B Loan, 1 Month SOFR + 3.100%	7.662(c)	04/13/29	249	247,506

				2,252,711

Environmental Control 1.6%

Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	7.635(c)	03/31/25	149	148,149
GFL Environmental, Inc. (Canada),
2023 Refinancing Term Loan, 1 Month SOFR + 3.100%	7.718(c)	05/31/27	349	349,404
Madison IAQ LLC,
Initial Term Loan, 3 Month LIBOR + 3.250%	7.988(c)	06/21/28	304	288,297
Packers Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%	7.851(c)	03/09/28	74	67,834

				853,684

Foods 0.5%

BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	8.730(c)	06/09/28	74	66,956

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Foods (cont’d.)

CHG PPC Parent LLC,
2021-1 US Term Loan, 1 Month LIBOR + 3.000%^	7.688%(c)	12/08/28	50	$48,881
H-Food Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.688%	8.322(c)	05/23/25	99	88,231
Shearer’s Foods LLC,
Refinancing Term Loan (First Lien), 1 Month LIBOR + 3.500%	8.135(c)	09/23/27	74	72,228

				276,296

Forest Products & Paper 0.2%

Domtar Corp.,
Initial Term Loan, 1 Month LIBOR + 5.500%	10.101(c)	11/30/28	99	97,673

Hand/Machine Tools 0.1%

Alliance Laundry Systems LLC,
Initial Term B Loan, 3 Month LIBOR + 3.500%	8.306(c)	10/08/27	74	73,680

Healthcare-Products 1.2%

Bausch & Lomb Corporation,
Initial Term Loan, 3 Month SOFR + 3.350%	7.842(c)	05/10/27	209	204,571
ICU Medical, Inc.,
Tranche B Term Loan, 1 Month SOFR + 2.250%	7.230(c)	01/06/29	199	198,251
Mozart Borrower LP,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	10/23/28	259	249,693

				652,515

Healthcare-Services 3.8%

Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.400%	8.980(c)	02/15/29	450	291,375
Charlotte Buyer,
Initial Term B Loan, 1 Month SOFR + 5.250%	10.097(c)	02/11/28	218	212,187
DaVita, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 1.750%	6.385(c)	08/12/26	150	146,996
eResearch Technology, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	9.135(c)	02/04/27	249	228,700
Global Medical Response, Inc.,
2017-2 New Term Loan, 3 Month LIBOR + 4.250%	9.203(c)	03/14/25	99	78,387
2020 Term Loan, 1 Month LIBOR + 4.250%	8.830(c)	10/02/25	99	78,599

See Notes to Financial Statements.

PGIM Fixed Income ETFs    177

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Healthcare-Services (cont’d.)

LifePoint Health, Inc.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%	8.575%(c)	11/16/25	250	$238,889
Mamba Purchaser, Inc.,
Term Loan, 1 Month LIBOR + 3.500%	8.135(c)	10/16/28	50	48,958
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	03/05/26	124	122,116
Radnet Management, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	7.635(c)	04/23/28	264	261,788
Sound Inpatient Physicians Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%	7.825(c)	06/27/25	249	201,971
Surgery Center Holdings, Inc.,
2021 New Term Loan, 1 Month LIBOR + 3.750%	8.360(c)	08/31/26	90	88,916
U.S. Anesthesia Partners, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%	8.816(c)	10/02/28	50	47,496

				2,046,378

Home Furnishings 0.4%

Osmosis Buyer Ltd.,
2022 Incremental Term B Loan, 1 Month SOFR + 3.750%	7.838(c)	07/30/28	125	119,956
Snap One Holdings Corp.,
Initial Term Loan, 1 Month LIBOR + 4.500%	9.135(c)	12/08/28	75	70,613

				190,569

Household Products/Wares 0.4%

Kronos Acquisition Holdings, Inc. (Canada),
Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%	8.703(c)	12/22/26	210	203,727

Housewares 0.4%

Lifetime Brands, Inc.,
Tranche B Term Loan, 1 Month SOFR + 3.614%	8.232(c)	02/28/25	75	66,000
SWF Holdings I Corp.,
Initial Term Loan, 3 Month LIBOR + 4.000%	8.753(c)	10/06/28	199	171,382

				237,382

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance 2.4%

Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	8.385%(c)	02/15/27	349	$333,507
Amwins Group, Inc.,
February 2023 Incremental Term Loan, 1 Month SOFR + 2.750%	7.412(c)	02/19/28	80	79,175
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	6.885(c)	02/19/28	89	87,782
Asurion LLC,
New B-04 Term Loan, 1 Month LIBOR + 5.250%	9.885(c)	01/20/29	200	169,667
New B-09 Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	07/31/27	296	275,499
New B-10 Term Loan, 3 Month SOFR + 4.100%	8.680(c)	08/19/28	116	108,225
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.912(c)	08/21/28	75	70,707
Second Lien Term Loan B3, 1 Month LIBOR + 5.250%	9.885(c)	01/31/28	50	42,550
BroadStreet Partners, Inc.,
Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	01/27/27	149	146,558

				1,313,670

Internet 1.1%

Go Daddy Operating Company, LLC,
Tranche B-5 Term Loan, 1 Month SOFR + 3.250%	7.868(c)	11/09/29	40	40,036
MH Sub I LLC,
2020 June New Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	09/13/24	199	197,584
NortonLifeLock, Inc.,
Tranche B Term Loan, 1 Month SOFR + 2.100%	6.718(c)	09/12/29	233	230,399
Uber Technologies, Inc.,
Term Loan, 1 Month SOFR + 2.750%	7.325(c)	02/28/30	100	100,000

				568,019

Investment Companies 0.2%

EIG Management Co. LLC,
Initial Term Loan, 1 Month SOFR + 3.750%^	8.368(c)	02/24/25	124	123,093

Leisure Time 1.0%

Bombardier Recreational Products, Inc. (Canada),
2020 Replacement Term Loan, 1 Month LIBOR + 2.000%	6.635(c)	05/24/27	100	97,500
2022-2 Incremental Loan, 1 Month SOFR + 3.500%	8.118(c)	12/13/29	175	173,144

See Notes to Financial Statements.

PGIM Fixed Income ETFs    179

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Leisure Time (cont’d.)

Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%^	8.664%(c)	12/01/28	74	$66,278
Recess Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	8.575(c)	09/29/24	199	197,945

				534,867

Lodging 0.5%

Fertitta Entertainment LLC,
Initial B Term Loan, 1 Month SOFR + 4.000%	8.618(c)	01/26/29	74	72,172
Spectacle Gary Holdings LLC,
Term Loan B, 1 Month LIBOR + 4.250%	8.885(c)	12/11/28	168	164,089
Travel + Leisure Co.,
2022 Incremental Term Loan, 1 Month SOFR + 4.100%^	8.608(c)	12/14/29	50	49,812

				286,073

Machinery-Diversified 2.2%

ASP Blade Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.000%	8.730(c)	10/13/28	134	111,542
Chart Industries, Inc.,
Term Loan	— (p)	06/30/30	150	148,781
Clark Equipment Co. (South Korea),
Tranche B Term Loan, 3 Month SOFR + 2.600%	7.180(c)	04/20/29	249	248,251
Columbus McKinnon Corp.,
Initial Term Loan, 3 Month LIBOR + 2.750%	7.500(c)	05/12/28	71	70,170
CPM Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%^	8.066(c)	11/17/25	74	74,232
DXP Enterprises, Inc.,
Initial Term Loan, 6 Month SOFR + 5.350%	9.955(c)	12/23/27	50	48,668
Engineered Machinery Holdings, Inc.,
Incremental USD 1st Lien Term Loan, 3 Month LIBOR + 3.750%	8.619(c)	05/21/28	50	49,542
Gardner Denver, Inc.,
New Tranche B-1 Dollar Term Loan, 1 Month SOFR + 1.750%	6.368(c)	03/01/27	74	74,147

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Machinery-Diversified (cont’d.)

Hyster-Yale Group, Inc.,
Term loan B Facility, 1 Month LIBOR + 3.500%	8.135%(c)	05/26/28	100	$89,772
Pro Mach Group, Inc.,
Amendment No. 1 Incremental Term Loan (First Lien), 1 Month SOFR + 5.000%	9.480(c)	08/31/28	25	25,000
Initial Term Loan, 1 Month LIBOR + 4.000%	8.635(c)	08/31/28	65	64,277
Project Castle, Inc.,
Intial Term Loan, 3 Month SOFR + 5.500%	10.080(c)	06/01/29	75	64,152
Vertical Midco Gmbh (Germany),
Term Loan B, 6 Month LIBOR + 3.500%	8.602(c)	07/30/27	99	97,034

				1,165,568

Media 3.9%

Charter Communications Operating LLC,
Term Loan B2, 1 Month LIBOR + 1.750%	6.368(c)	02/01/27	323	319,074
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.062(c)	01/17/28	299	279,526
Diamond Sports Group LLC,
Second Lien Term loan, 3 Month SOFR + 3.400%	8.025(c)	08/24/26	397	43,173
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%	7.135(c)	11/18/24	75	48,713
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	7.635(c)	05/01/26	280	270,608
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	09/25/26	299	247,439
Sinclair Television Group, Inc.,
Term B-3 Loan, 1 Month LIBOR + 3.000%	7.640(c)	04/01/28	199	191,279
Term Loan B-4, 1 Month SOFR + 3.850%	8.468(c)	04/21/29	150	145,509
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	8.830(c)	06/24/29	50	49,439
Initial First Lien Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	01/31/29	299	293,706
WideOpenWest Finance LLC,
Term B Loan, 3 Month SOFR + 3.000%	7.580(c)	12/20/28	198	197,752

				2,086,218

See Notes to Financial Statements.

PGIM Fixed Income ETFs    181

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware 1.2%

AZZ, Inc.,
Initial Term Loan, 1 Month SOFR + 4.350%	8.968%(c)	05/11/29	348	$348,189
Crosby U.S. Acquisition Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	9.503(c)	06/26/26	99	96,376
Grinding Media, Inc.,
First Lien Initial Term Loan, 6 Month LIBOR + 4.000%^	8.701(c)	10/12/28	87	81,196
WireCo WorldGroup, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%	8.875(c)	11/13/28	144	142,946

				668,707

Miscellaneous Manufacturing 0.5%

Gates Global LLC,
Initial B-4 Dollar Term Loan, 1 Month SOFR + 3.500%	8.118(c)	11/16/29	249	249,202

Oil & Gas 0.5%

Apro LLC,
Replacement Term Loan, 1 Month LIBOR + 3.750%	8.758(c)	11/14/26	174	173,162
Par Petroleum LLC,
Term Loan, 1 Month SOFR + 4.250%	9.240(c)	02/28/30	75	73,875

				247,037

Packaging & Containers 2.4%

Charter Next Generation, Inc.,
Refinancing 2021 Term Loan, 1 Month SOFR + 3.750%	8.482(c)	12/01/27	174	171,177
Clydesdale Acquisition Holdings, Inc.,
Term B Loan, 1 Month SOFR + 4.175%	8.893(c)	04/13/29	139	137,210
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	7.635(c)	08/04/27	99	98,643
LABL, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 5.000%	9.635(c)	10/27/28	150	145,788
Pactiv Evergreen Group Holdings, Inc.,
Tranche B-3 U.S. Term Loans, 1 Month LIBOR + 3.250%	7.885(c)	09/25/28	99	98,800
Pregis Topco LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.750%	8.482(c)	07/31/26	50	48,988

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers (cont’d.)

Pregis TopCo LLC,
Facility Incremental Amendment No. 3, 1 Month LIBOR + 3.750%	8.385%(c)	07/31/26	75	$73,720
Pretium PKG Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	8.762(c)	10/02/28	173	150,886
Proampac PG Borrower LLC,
Term Loan, 1 - 3 Month LIBOR + 3.750%	8.651(c)	11/03/25	99	97,656
Reynolds Group Holdings, Inc.,
Tranche B-2 US Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	02/05/26	90	90,109
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month LIBOR + 4.000%	8.730(c)	09/15/28	99	97,574
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	7.980(c)	10/17/24	99	98,526

				1,309,077

Pharmaceuticals 0.9%

Amneal Pharmaceuticals LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%	8.219(c)	05/04/25	248	233,570
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	8.730(c)	10/01/27	249	238,973

				472,543

Pipelines 1.0%

AL GCX Holdings LLC,
Initial Term Loans, 3 Month SOFR + 3.900%	8.275(c)	05/17/29	73	73,146
Prairie ECI Acquiror, LP,
Initial Term Loan, 1 Month LIBOR + 4.750%	9.385(c)	03/11/26	300	295,208
Traverse Midstream Partners LLC,
Term Loan, 1 Month SOFR + 3.750%^	8.726(c)	02/16/28	100	99,125
Whitewater Whistler Holdings LLC,
Term Loan, 1 Month SOFR + 3.250%	8.011(c)	02/15/30	75	74,813

				542,292

Real Estate 1.0%

Brookfield Property REIT, Inc.,
Initial Term B Loan, 1 Month SOFR + 2.600%	7.218(c)	08/27/25	346	343,878

See Notes to Financial Statements.

PGIM Fixed Income ETFs    183

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Real Estate (cont’d.)

Cushman & Wakefield PLC,
Replacement Term Loan, 1 Month LIBOR + 2.750%	8.157%(c)	01/31/30	106	$105,165
Replacement Term Loan, 1 Month LIBOR + 2.750%	7.385(c)	08/21/25	84	83,375

				532,418

Real Estate Investment Trusts (REITs) 1.3%

Blackstone Mortgage Trust, Inc.,
New Term Loan B, 1 Month LIBOR + 2.750%	7.385(c)	04/23/26	99	98,250
Term B-4 Loan, 1 Month SOFR + 3.500%^	8.118(c)	05/09/29	279	271,829
StarWood Property Mortgage LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%	7.135(c)	07/26/26	349	346,480

				716,559

Retail 3.3%

Dave & Buster’s, Inc.,
Term B Loan, 1 Month SOFR + 5.000%	9.750(c)	06/29/29	199	199,538
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	8.730(c)	02/07/25	99	92,481
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	8.980(c)	03/31/26	100	92,939
Empire Today LLC,
Closing Date Term Loan, 1 Month LIBOR + 5.000%	9.601(c)	04/03/28	124	99,469
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%	8.385(c)	03/06/28	248	244,194
IRB Holding Corp.,
2022 Replacement Term B Loan, 1 Month SOFR + 3.150%	7.687(c)	12/15/27	125	123,281
LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	12/17/27	274	249,704
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%	8.004(c)	12/28/27	174	159,033
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.092(c)	03/03/28	299	295,327
Sally Holdings LLC,
Term Loan	— (p)	02/28/30	50	49,813

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)

SRS Distribution, Inc.,
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%	8.135%(c)	06/02/28	99	$95,833
White Cap Buyer LLC,
Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	8.368(c)	10/19/27	99	97,579

				1,799,191

Semiconductors 0.5%

Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%	5.500(c)	02/01/29	224	216,947
Natel Engineering Co., Inc.,
Initial Term Loan, 6 Month LIBOR + 6.250%	10.420(c)	04/30/26	50	43,628

				260,575

Software 5.9%

athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.500%	8.061(c)	02/15/29	360	333,206
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	10/02/25	99	97,634
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.135(c)	02/27/26	125	121,328
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	9.038(c)	09/05/25	99	96,455
CDK Global, Inc.,
Initial Term Loan, 3 Month SOFR + 4.500%	9.080(c)	07/06/29	75	74,702
Cloudera, Inc.,
Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	10/08/28	288	274,564
ConnectWise LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%	8.135(c)	09/29/28	50	47,031
Cornerstone OnDemand, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	10/16/28	199	182,953
CT Technologies Intermediate Holdings, Inc.,
Term Loan 2021 Reprice, 1 Month LIBOR + 4.250%	8.885(c)	12/16/25	149	144,856
Dun & Bradstreet Corp.,
2022 Incremental Term B-2 Loans, 1 Month SOFR + 3.250%	7.855(c)	01/18/29	249	247,254

See Notes to Financial Statements.

PGIM Fixed Income ETFs    185

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)

EagleView Technology Corp.,
First Lien Term Loan, 3 Month LIBOR + 3.500%	8.230%(c)	08/14/25	99	$83,994
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.290%	12.115(c)	06/13/25	100	84,700
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	8.325(c)	06/13/24	446	420,302
GI Consilio Parent LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	8.635(c)	05/12/28	100	95,400
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	8.635(c)	12/01/27	74	73,624
HS Purchaser LLC,
First Lien 7th Amendment Refinancing Term Loan, 3 Month SOFR + 4.000%	8.776(c)	11/19/26	74	68,435
Indicor LLC,
Initial Dollar Term Loan, 3 Month SOFR + 4.500%	8.927(c)	11/22/29	50	49,250
MH Sub I LLC,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	8.385(c)	09/13/24	74	73,822
Polaris Newco LLC,
First Lien Dollar Term Loan, 3 Month LIBOR + 4.000%	8.730(c)	06/02/28	199	183,497
Red Planet Borrower LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	10/02/28	99	71,457
Renaissance Holding Corp.,
First Lien Second Incremental Term Loan, 1 Month SOFR + 4.500%	9.065(c)	03/30/29	116	114,565
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.930(c)	07/14/28	289	248,386

				3,187,415

Telecommunications 7.4%

CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.000%	8.580(c)	12/17/27	183	180,559
Ciena Corporation, 2023 Incremental Term Loan, 1 Month SOFR + 2.500%	7.063(c)	01/18/30	25	24,937
Cincinnati Bell, Inc.,
Term B-2 Loan, 1 Month SOFR + 3.350%	8.068(c)	11/22/28	199	197,047
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	04/06/26	74	72,144

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Connect Finco Sarl (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	8.140%(c)	12/11/26	179	$175,505
Crown Subsea Communications Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%	9.316(c)	04/27/27	250	245,312
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.885(c)	05/27/24	279	239,699
Global Tel Link Corp.,
First Lien Term Loan, 3 Month SOFR + 4.250%	9.076(c)	11/29/25	174	154,407
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.500%	9.082(c)	02/01/29	536	529,837
Intrado Corp.,
Initial Term Loan, 3 Month SOFR + 4.000%	8.676(c)	01/31/30	175	173,578
Iridium Satellite LLC,
Term B-2 Loan, 1 Month SOFR + 2.500%	7.218(c)	11/04/26	93	92,934
Maxar Technologies, Inc.,
Initial Term Loan, 1 Month SOFR + 4.350%	8.968(c)	06/14/29	249	249,093
MLN US Holdco LLC,
Initial Term Loan, 6 Month SOFR + 6.440%	10.894(c)	10/18/27	22	20,889
Initial Term Loan, 6 Month SOFR + 6.700%^	11.154(c)	10/18/27	50	34,760
Term Loan, 6 Month SOFR + 0.000%	— (p)	10/18/27	4	2,960
ORBCOMM, Inc.,
Closing Date Term Loans, 1 Month LIBOR + 4.250%	8.885(c)	09/01/28	199	158,200
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	10.473(c)	08/01/29	239	204,687
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	9.230(c)	11/01/24	99	71,337
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	9.232(c)	03/02/29	324	319,905
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	8.635(c)	10/02/28	299	247,955
Zacapa Sarl (Luxembourg),
Initial Term Loans 2022, 3 Month SOFR + 4.250%	8.830(c)	03/22/29	324	313,449
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	7.635(c)	03/09/27	310	257,348

				3,966,542

See Notes to Financial Statements.

PGIM Fixed Income ETFs    187

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Textiles 0.3%

ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	8.480%(c)	12/12/25	149	$137,116

Transportation 1.3%

Daseke Cos., Inc.,
Term Loan, 1 Month LIBOR + 4.000%	8.640(c)	03/09/28	62	61,794
First Student Bidco, Inc.,
Incremental Term Loan B, 3 Month SOFR + 4.100%	8.680(c)	07/21/28	164	159,290
Incremental Term Loan C, 3 Month SOFR + 4.100%	8.680(c)	07/21/28	11	11,062
Initial Term B Loan, 3 Month LIBOR + 3.000%	7.726(c)	07/21/28	98	93,689
Initial Term C Loan, 3 Month LIBOR + 3.000%	7.726(c)	07/21/28	37	34,932
LaserShip, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	9.230(c)	05/07/28	50	41,187
PODS LLC,
Term Loan, 1 Month SOFR + 3.000%	7.618(c)	03/31/28	74	72,443
Savage Enterprises LLC,
Term Loan B, 1 Month LIBOR + 3.250%	7.890(c)	09/15/28	173	172,255
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%	6.330(c)	02/24/25	50	49,875

				696,527

TOTAL FLOATING RATE AND OTHER LOANS (cost $41,314,751)				41,130,056

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.0%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.384(c)	12/25/41	290	282,800
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.884(c)	08/25/33	250	241,076

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $519,929)				523,876

TOTAL LONG-TERM INVESTMENTS (cost $53,685,231)				53,643,108

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

SHORT-TERM INVESTMENT 2.6%

UNAFFILIATED FUND

Dreyfus Government Cash Management (Institutional Shares) (cost $1,409,173)	1,409,173	$1,409,173

TOTAL INVESTMENTS 102.1% (cost $55,094,404)		55,052,281
Liabilities in excess of other assets(z) (2.1)%		(1,128,798)

NET ASSETS 100.0%		$53,923,483

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,217,521 and 2.3% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2023.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at February 28, 2023:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

athenahealth, Inc., Initial Delayed Draw Term Loan, SONIA + 3.500%, 3.500%(c), Maturity Date 02/15/29 (cost $41,304)	44	$40,831	$—	$(473)
VT Topco Inc, First Lien 2021 Delayed Draw Term Loan, 1 Month LIBOR + 3.750%, 3.750%(c), Maturity Date 08/01/25 (cost $2,055)	2	2,081	26	—

		$42,912	$26	$(473)

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
9	2 Year U.S. Treasury Notes	Jun. 2023	$1,833,539	$4,148

See Notes to Financial Statements.

PGIM Fixed Income ETFs    189

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

Futures contracts outstanding at February 28, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
15	5 Year U.S. Treasury Notes	Jun. 2023	$1,605,820	$3,446
9	10 Year U.S. Treasury Notes	Jun. 2023	1,004,906	(410)

				$7,184

Credit default swap agreements outstanding at February 28, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2023(4)	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.39.V1	12/20/27	5.000%	1,604	4.611%	$31,391	$39,259	$7,868

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$170,000	$—
JPS	150,000	—

Total	$320,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,916,196	$—
Corporate Bonds	—	7,072,980	—
Floating Rate and Other Loans	—	39,912,535	1,217,521
Residential Mortgage-Backed Securities	—	523,876	—
Short-Term Investment
Unaffiliated Fund	1,409,173	—	—

Total	$1,409,173	$52,425,587	$1,217,521

See Notes to Financial Statements.

PGIM Fixed Income ETFs    191

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$26	$—
Futures Contracts	7,594	—	—
Centrally Cleared Credit Default Swap Agreement	—	7,868	—

Total	$7,594	$7,894	$—

Liabilities
Unfunded Loan Commitment	$—	$(473)	$—
Futures Contracts	(410)	—	—

Total	$(410)	$(473)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Floating Rate and Other Loans	Unfunded Loan Commitments
Balance as of 08/31/22	$2,321,742	$17
Realized gain (loss)	(5,498)	—
Change in unrealized appreciation (depreciation)	(2,243)	(17)
Purchases/Exchanges/Issuances	405,871	—
Sales/Paydowns	(668,279)	—
Accrued discount/premium	1,272	—
Transfers into Level 3*	316,773	—
Transfers out of Level 3*	(1,152,117)	—

Balance as of 02/28/23	$1,217,521	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(2,243)	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

the Fund.

As of February 28, 2023, the aggregate value of Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers was $1,217,521. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2023 were as follows:

Banks	9.2%
Collateralized Loan Obligations	9.1
Telecommunications	7.4
Commercial Services	7.0
Software	5.9
Entertainment	4.2
Media	4.1
Healthcare-Services	3.8
Retail	3.4
Computers	2.8
Unaffiliated Fund	2.6
Packaging & Containers	2.5
Diversified Financial Services	2.4
Airlines	2.4
Insurance	2.4
Chemicals	2.3
Machinery-Diversified	2.3
Auto Parts & Equipment	2.0
Environmental Control	1.6
Building Materials	1.5
Aerospace & Defense	1.4
Real Estate Investment Trusts (REITs)	1.4
Healthcare-Products	1.3
Transportation	1.3
Pipelines	1.2
Electric	1.2
Metal Fabricate/Hardware	1.2
Internet	1.1
Leisure Time	1.0
Real Estate	1.0

Residential Mortgage-Backed Securities	1.0%
Oil & Gas	1.0
Pharmaceuticals	0.9
Electronics	0.8
Foods	0.8
Advertising	0.8
Beverages	0.6
Apparel	0.5
Lodging	0.5
Semiconductors	0.5
Miscellaneous Manufacturing	0.5
Housewares	0.4
Auto Manufacturers	0.4
Household Products/Wares	0.4
Home Furnishings	0.4
Textiles	0.3
Cosmetics/Personal Care	0.2
Investment Companies	0.2
Energy-Alternate Sources	0.2
Engineering & Construction	0.2
Forest Products & Paper	0.2
Hand/Machine Tools	0.1
Agriculture	0.1
Home Builders	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risks and interest rate contracts risk. See the Notes to Financial Statements for

See Notes to Financial Statements.

PGIM Fixed Income ETFs    193

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$7,868*		—	$—
Interest rate contracts	Due from/to broker-variation margin futures	7,594	*	Due from/to broker-variation margin futures	410	*

		$15,462			$410

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(15,982)
Interest rate contracts	109,590	—

Total	$109,590	$(15,982)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$7,499
Interest rate contracts	1,809	—

Total	$1,809	$7,499

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments   (unaudited) (continued)

as of February 28, 2023

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Short Positions (1)	$2,601,808

Credit Default Swap Agreements - Sell Protection (1)	732,667

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Fixed Income ETFs    195

PGIM Floating Rate Income ETF

Statement of Assets & Liabilities   (unaudited)

as of February 28, 2023

Assets

Unaffiliated investments (cost $55,094,404)	$55,052,281
Cash	108,802
Receivable for investments sold	2,761,914
Dividends and interest receivable	378,840
Deposit with broker for centrally cleared/exchange-traded derivatives	320,000
Receivable from custodian	53,500
Due from broker	1,240
Unrealized appreciation on unfunded loan commitment	26

Total Assets	58,676,603

Liabilities

Payable for investments purchased	4,706,659
Management fee payable	29,816
Due to broker	13,308
Due to broker—variation margin swaps	2,770
Unrealized depreciation on unfunded loan commitments	473
Due to broker—variation margin futures	94

Total Liabilities	4,753,120

Net Assets	$53,923,483

Net assets were comprised of:
Common stock, at par	$1,075
Paid-in capital in excess of par	53,492,965
Total distributable earnings (loss)	429,443

Net assets, February 28, 2023	$53,923,483

Net asset value, offering price and redemption price per share. ($53,923,483 ÷ 1,075,000 shares of common stock issued and outstanding)	$50.16

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Statement of Operations   (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Interest income	$1,897,606
Unaffiliated dividend income	71,796

Total income	1,969,402

Expenses
Management fee	165,419

Net investment income (loss)	1,803,983

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(19,498)
Futures transactions	109,590
Swap agreement transactions	(15,982)

74,110

Net change in unrealized appreciation (depreciation) on:
Investments	225,631
Futures	1,809
Swap agreements	7,499
Unfunded loan commitments	(281)

234,658

Net gain (loss) on investment transactions	308,768

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,112,751

See Notes to Financial Statements.

PGIM Fixed Income ETFs     197

PGIM Floating Rate Income ETF

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended February 28, 2023	May 17, 2022* through August 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,803,983	$331,778
Net realized gain (loss) on investment transactions	74,110	27,041
Net change in unrealized appreciation (depreciation) on investments	234,658	(262,176)

Net increase (decrease) in net assets resulting from operations	2,112,751	96,643

Dividends and Distributions
Distributions from distributable earnings	(1,616,096)	(163,855)

Fund share transactions
Net proceeds from shares sold (400,000 and 675,000 shares, respectively)	19,599,248	33,894,792

Total increase (decrease)	20,095,903	33,827,580

Net Assets:

Beginning of period	33,827,580	—

End of period	$53,923,483	$33,827,580

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Financial Highlights   (unaudited)

	Six Months Ended February 28, 2023		May 17, 2022(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.11		$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.92		0.62
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11	)(c)	(0.18)
Total from investment operations	1.81		0.44
Less Dividends and Distributions:
Dividends from net investment income	(1.71)		(0.33)
Distributions from net realized gains	(0.05)		-
Total dividends and distributions	(1.76)		(0.33)
Net asset value, end of period	$50.16		$50.11
Total Return(d):	3.73%		0.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,923		$33,828
Average net assets (000)	$46,332		$26,460
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.72	%(f)	0.72	%(f)
Expenses before waivers and/or expense reimbursement	0.72	%(f)	0.72	%(f)
Net investment income (loss)	7.85	%(f)	4.32	%(f)
Portfolio turnover rate(g)	31%		9%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.

(f)	Annualized.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs     199

Notes to Financial Statements (unaudited)

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the following series of the RIC: PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM Active Aggregate Bond ETF, PGIM Total Return Bond ETF and PGIM Floating Rate Income ETF (each a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Ultra Short Bond ETF	Seeks total return through a combination of current income and capital appreciation, consistent with preservation of capital.
PGIM Active High Yield Bond ETF	Seeks total return through a combination of current income and capital appreciation.
PGIM Active Aggregate Bond ETF	Seeks total return through a combination of current income and capital appreciation.
PGIM Total Return Bond ETF	Seeks total return through a combination of current income and capital appreciation.
PGIM Floating Rate Income ETF	Seeks to maximize current income with a secondary objective of capital appreciation.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’

investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value

PGIM Fixed Income ETFs    201

Notes to Financial Statements (unaudited) (continued)

securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain

PGIM Fixed Income ETFs    203

Notes to Financial Statements (unaudited) (continued)

Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. The Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

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Notes to Financial Statements (unaudited) (continued)

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Funds, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and

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Notes to Financial Statements (unaudited) (continued)

early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Funds held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Funds invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the

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Notes to Financial Statements (unaudited) (continued)

value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to a management agreement with the RIC on behalf of the Funds (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the management agreement relating to each Fund, there is a unitary fee structure for the funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below. The Manager has contractually agreed, beginning from each Fund’s inception date, to waive any management fees it receives from the Funds (with the exception of PGIM Floating Rate Income ETF) in an amount equal to the subadvisory fees paid by the Funds to the PGIM Institutional Money Market Fund due to the Funds’ investment of their excess overnight cash in the PGIM Institutional Money Market Fund. This waiver will remain in effect for as long as the Funds remain invested or intend to invest in the PGIM Institutional Money Market Fund.

Fund	Unitary Fee Rate
PGIM Ultra Short Bond ETF	0.15%
PGIM Active High Yield Bond ETF	0.53%
PGIM Active Aggregate Bond ETF	0.19%
PGIM Total Return Bond ETF	0.49%
PGIM Floating Rate Income ETF	0.72%

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM, Inc., which provides subadvisory services to the Funds through its business unit PGIM Fixed Income (and, for the PGIM Ultra Short Bond ETF, PGIM Total Return Bond ETF and PGIM Floating Rate Income ETF, PGIM Limited) (the “subadviser”). The Manager pays for the services of the subadviser.

The Bank of New York Mellon (“BNY”) serves as the Custodian, Transfer Agent and Administrative Agent for the Trust. BNY receives compensation from the Manager and is

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Notes to Financial Statements (unaudited) (continued)

reimbursed for expenses, including custodian, transfer agency and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BNY under the Custodian, Transfer Agency and Service and Administration and Accounting Agreements.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. The Distributor is a subsidiary of Prudential. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended

February 28, 2023, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Ultra Short Bond ETF	$1,563,769,754	$234,356,931
PGIM Active High Yield Bond ETF	15,502,516	12,588,798
PGIM Active Aggregate Bond ETF	35,995,475	34,819,941
PGIM Total Return Bond ETF	92,771,301	99,417,906
PGIM Floating Rate Income ETF	39,463,608	13,908,424

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2023, is presented as follows:

PGIM Ultra Short Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$—	$120,800,957	$92,699,386	$12,039	$5,879	$28,119,489	28,127,927	$36,355(2)

PGIM Active High Yield Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$121,485	$558,873	$134,096	$33	$11	$546,306	546,470	$1,814(2)

PGIM Total Return Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$—	$119,892	$119,892	$—	$12	$12	12	$34(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.	Tax Information

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Notes to Financial Statements (unaudited) (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2023 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Ultra Short Bond ETF	$4,284,043,843	$57,015,595	$(47,314,479)	$ 9,701,116
PGIM Active High Yield Bond ETF	100,465,675	1,037,156	(13,690,642)	(12,653,486)
PGIM Active Aggregate Bond ETF	47,384,121	107,771	(5,811,382)	(5,703,611)
PGIM Total Return Bond ETF	89,047,032	509,223	(6,891,320)	(6,382,097)
PGIM Floating Rate Income ETF	55,009,064	818,281	(742,646)	75,635

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had a capital loss carryforward as of August 31,2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward
PGIM Ultra Short Bond ETF	$25,219,000
PGIM Active High Yield Bond ETF	2,067,000
PGIM Active Aggregate Bond ETF	1,170,000
PGIM Total Return Bond ETF	2,976,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2022 are subject to such review.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”.

A Creation Unit consists of 25,000 shares of each Fund. Authorized Participants generally are required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. An additional charge or a variable charge may be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions when deemed appropriate.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Ultra Short Bond ETF	3,536,736	4.1%
PGIM Active High Yield Bond ETF	1,526,600	58.2
PGIM Active Aggregate Bond ETF	962,900	96.3
PGIM Total Return Bond ETF	470,000	23.2
PGIM Floating Rate Income ETF	483,500	45.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Ultra Short Bond ETF	—	—%
PGIM Active High Yield Bond ETF	1	58.2

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Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Active Aggregate Bond ETF	1	96.3%
PGIM Total Return Bond ETF	1	23.2
PGIM Floating Rate Income ETF	1	45.0
Unaffiliated:
PGIM Ultra Short Bond ETF	8	68.3
PGIM Active High Yield Bond ETF	3	28.9
PGIM Active Aggregate Bond ETF	—	—
PGIM Total Return Bond ETF	2	61.4
PGIM Floating Rate Income ETF	2	50.3

The Fund may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended February 28, 2023, the Funds had no subscriptions in-kind and had redemptions in-kind with total proceeds in the amounts presented on the Statements of Changes.

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA*
Term of Commitment	9/30/2022 – 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	Tranche A: $1,200,000,000 Tranche B: $125,000,000**	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	The Prior SCA did not include PGIM Total Return Bond ETF and PGIM Floating Rate Income ETF.
**

Only PGIM Floating Rate Income ETF and one other fund are party to, and pay commitment fees for, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 28, 2023.

9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Ultra Short Bond ETF	PGIM Active High Yield Bond ETF	PGIM Active Aggregate Bond ETF	PGIM Total Return Bond ETF	PGIM Floating Rate Income ETF
Active Trading	–	–	X	X	X
Adjustable and Floating Rate Securities	–	–	–	–	X
Authorized Participant Concentration	X	X	X	X	X
Cash Transactions	X	X	X	X	X
Collateralized Loan Obligations	X	–	–	X	–
Covenant-Lite	–	X	–	X	X
Credit	X	X	X	X	X
Currency	–	–	–	X	–
Debt Obligations	X	X	X	X	X
Derivatives	X	X	X	X	X
Distressed and Defaulted Securities	–	X	–	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	X	X	X	X
ETF Shares Trading	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Floating Rate and Other Loans	–	X	–	X	X
Interest Rate	X	X	X	X	X
Junk Bonds	–	X	–	X	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	–	X	X	X	X
Loan Liquidity and Settlement	–	–	–	–	X
Management	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Money Market Instruments	X	–	–	–	–
Mortgage-Backed and Asset-Backed Securities	X	X	X	X	–
New/Small Fund	–	–	X	X	X
Non-Money Market Fund	X	–	–	–	–
Prepayment	X	–	–	–	–
Reference Rate	X	–	–	X	X
Small Fund	–	X	–	–	–

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Notes to Financial Statements (unaudited) (continued)

Risks	PGIM Ultra Short Bond ETF	PGIM Active High Yield Bond ETF	PGIM Active Aggregate Bond ETF	PGIM Total Return Bond ETF	PGIM Floating Rate Income ETF
Structured Products	–	–	X	–	–
U.S. Government and Agency Securities	X	–	X	X	–
Variable and Floating Rate Bonds	X	–	–	–	–

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Cash Transactions Risk: Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze

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Notes to Financial Statements (unaudited) (continued)

and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Distressed and Defaulted Securities Risk: Distressed and defaulted securities are subject to particularly high credit risk, market risk and illiquidity risk. These securities are at a high risk for default, especially during economic downturns, and they are subject to greater volatility than securities of more stable issuers. To the extent that the Fund invests in bankrupt issuers, the Fund may be subject to litigation risks and costs.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ETF Shares Trading Risk: Fund shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. Premiums and discounts relate to differences between the market price and NAV of the Fund’s shares.

During such periods, you may incur significant losses if you sell your shares of the Fund. The securities held by the Fund may be traded in markets that close at a different time than the Exchange and may trade outside of a collateralized settlement system. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads for the Fund’s shares on the Exchange and the corresponding premium or discount between the market price for Fund shares and their NAV may widen. Additionally, during times when the Exchange is open but after the applicable market is closed, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s trading day on the Exchange and this may lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

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Notes to Financial Statements (unaudited) (continued)

Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decreases. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that the shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.

No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

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Notes to Financial Statements (unaudited) (continued)

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s Prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods. During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of

PGIM Fixed Income ETFs    225

Notes to Financial Statements (unaudited) (continued)

issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Money Market Fund Risk: The Fund is not a money market fund. The Fund does not seek to maintain a stable net asset value (NAV) of $1.00 per share. The Fund’s NAV and market value will fluctuate every day and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the Fund will generate higher returns than money market funds.

Prepayment Risk: The Fund may invest in mortgage-related securities and asset-backed securities, which are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. Unlike mortgage-related securities, asset-backed securities are usually not collateralized. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable

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Notes to Financial Statements (unaudited) (continued)

transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Small Fund Risk: When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund may face the risk of being delisted if it does not meet certain conditions of the listing exchange due to small size. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults. The settlement period for such bonds can be longer than seven days.

PGIM Fixed Income ETFs    229

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees delegated to the Funds’ subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money  Laundering Compliance Officer ● Andrew R. French, Secretary  ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited (PGIM Ultra Short Bond ETF, PGIM Total Return Bond ETF and PGIM Floating Rate Income ETF only)	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Funds carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Fixed Income ETFs, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM FIXED INCOME ETFS

Fund	Ticker Symbol

PGIM Ultra Short Bond ETF	PULS

PGIM Active High Yield Bond ETF	PHYL

PGIM Active Aggregate Bond ETF	PAB

PGIM Total Return Bond ETF	PTRB

PGIM Floating Rate Income ETF	PFRL

ETF1000E2

PGIM JENNISON ETFS

PGIM Jennison Focused Growth ETF (PJFG)

PGIM Jennison Focused Value ETF (PJFV)

SEMIANNUAL REPORT

FEBRUARY 28, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Jennison ETFs informative and useful. The report covers performance for the six-month period ended February 28, 2023.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison ETFs

April 14, 2023

PGIM Jennison ETFs    3

PGIM Jennison Focused Growth ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 2/28/23 Since Inception* (%)

Net Asset Value (NAV)	3.66 (12/12/2022)

Market Price**	3.74 (12/12/2022)

Russell 1000® Growth Index

-1.15

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this Index tend to exhibit higher price-to-book ratios and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

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Presentation of Fund Holdings as of 2/28/23

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	8.3%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	7.6%

Apple, Inc.	Technology Hardware, Storage & Peripherals	6.9%

Amazon.com, Inc.	Internet & Direct Marketing Retail	6.2%

Mastercard, Inc. (Class A Stock)	IT Services	5.6%

LVMH Moet Hennessy Louis Vuitton SE (France), ADR	Textiles, Apparel & Luxury Goods	5.5%

Tesla, Inc.	Automobiles	4.9%

MercadoLibre, Inc. (Brazil)	Internet & Direct Marketing Retail	4.5%

Costco Wholesale Corp.	Food & Staples Retailing	4.3%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	4.0%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison ETFs    5

PGIM Jennison Focused Value ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 2/28/23 Since Inception* (%)

Net Asset Value (NAV)	-2.35 (12/12/2022)
Market Price**	-2.34 (12/12/2022)

Russell 1000 Value Index

-2.62

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

6    Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 2/28/23

Ten Largest Holdings	Line of Business	% of Net Assets

ConocoPhillips	Oil, Gas & Consumable Fuels	8.2%

Chubb Ltd.	Insurance	4.5%

Walmart, Inc.	Food & Staples Retailing	4.4%

AstraZeneca plc (United Kingdom), ADR	Pharmaceuticals	4.3%

Microsoft Corp.	Software	4.0%

Eli Lilly & Co.	Pharmaceuticals	3.9%

Airbus SE (France), ADR	Aerospace & Defense	3.8%

Linde plc (United Kingdom)	Chemicals	3.8%

JPMorgan Chase & Co.	Banks	3.5%

MetLife, Inc.	Insurance	3.5%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison ETFs    7

Fees and Expenses

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only.

Actual Expenses

The first line in the tables below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Growth ETF	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual**	$1,000.00	$1,036.60	0.75%	$1.63

Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

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PGIM Jennison Focused Value ETF	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual**	$1,000.00	$ 976.50	0.75%	$1.58

Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

**“Actual” expenses are calculated using 78-day period ended February 28, 2023 due to the Fund’s inception date of December 12, 2022.

PGIM Jennison ETFs     9

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

    11

PGIM Jennison Focused Growth ETF

Schedule of Investments  (unaudited)

as of February 28, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

Auto Components 0.9%

Mobileye Global, Inc. (Israel) (Class A Stock)*	9,872	$390,043

Automobiles 4.9%

Tesla, Inc.*	10,577	2,175,795

Biotechnology 1.6%

Vertex Pharmaceuticals, Inc.*	2,405	698,147

Entertainment 2.4%

Netflix, Inc.*	3,261	1,050,466

Food & Staples Retailing 4.3%

Costco Wholesale Corp.	3,879	1,878,134

Health Care Equipment & Supplies 1.1%

Dexcom, Inc.*	4,246	471,348

Health Care Providers & Services 3.3%

UnitedHealth Group, Inc.	3,023	1,438,767

Hotels, Restaurants & Leisure 1.4%

Airbnb, Inc. (Class A Stock)*	4,975	613,318

Interactive Media & Services 4.0%

Alphabet, Inc. (Class A Stock)*	19,402	1,747,344

Internet & Direct Marketing Retail 10.7%

Amazon.com, Inc.*	28,868	2,720,232

MercadoLibre, Inc. (Brazil)*	1,645	2,006,900

		4,727,132

IT Services 7.8%

Adyen NV (Netherlands), ADR*	35,110	497,860

Mastercard, Inc. (Class A Stock)	6,964	2,474,239

Snowflake, Inc. (Class A Stock)*	3,102	478,887

		3,450,986

See Notes to Financial Statements.

12

PGIM Jennison Focused Growth ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services 2.8%

Lonza Group AG (Switzerland), ADR	7,651	$455,617

Thermo Fisher Scientific, Inc.	1,477	800,180

		1,255,797

Personal Products 2.4%

L’Oreal SA (France), ADR	13,260	1,050,457

Pharmaceuticals 6.9%

Eli Lilly & Co.	4,243	1,320,507

Novo Nordisk A/S (Denmark), ADR	12,157	1,714,015

		3,034,522

Semiconductors & Semiconductor Equipment 12.1%

Advanced Micro Devices, Inc.*	5,845	459,300

ASML Holding NV (Netherlands)	2,502	1,545,560

NVIDIA Corp.	14,328	3,326,389

		5,331,249

Software 12.3%

Cadence Design Systems, Inc.*	5,390	1,039,947

Crowdstrike Holdings, Inc. (Class A Stock)*	2,284	275,656

Microsoft Corp.	14,741	3,676,700

Palo Alto Networks, Inc.*	2,330	438,902

		5,431,205

Technology Hardware, Storage & Peripherals 6.9%

Apple, Inc.	20,516	3,024,263

Textiles, Apparel & Luxury Goods 9.8%

Lululemon Athletica, Inc.*	3,805	1,176,506

LVMH Moet Hennessy Louis Vuitton SE (France), ADR	14,637	2,438,963

NIKE, Inc. (Class B Stock)	6,122	727,233

		4,342,702

See Notes to Financial Statements.

PGIM Jennison ETFs    13

PGIM Jennison Focused Growth ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 2.9%

T-Mobile US, Inc.*	8,964	$1,274,501

TOTAL LONG-TERM INVESTMENTS (cost $41,392,917)		43,386,176

SHORT-TERM INVESTMENT 1.5%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $678,645)	678,645	678,645

TOTAL INVESTMENTS 100.0% (cost $42,071,562)		44,064,821
Liabilities in excess of other assets (0.0)%		(9,175)

NET ASSETS 100.0%		$44,055,646

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Auto Components	$ 390,043	$—	$—
Automobiles	2,175,795	—	—
Biotechnology	698,147	—	—
Entertainment	1,050,466	—	—

See Notes to Financial Statements.

14

PGIM Jennison Focused Growth ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Food & Staples Retailing	$1,878,134	$—	$—
Health Care Equipment & Supplies	471,348	—	—
Health Care Providers & Services	1,438,767	—	—
Hotels, Restaurants & Leisure	613,318	—	—
Interactive Media & Services	1,747,344	—	—
Internet & Direct Marketing Retail	4,727,132	—	—
IT Services	3,450,986	—	—
Life Sciences Tools & Services	1,255,797	—	—
Personal Products	1,050,457	—	—
Pharmaceuticals	3,034,522	—	—
Semiconductors & Semiconductor Equipment	5,331,249	—	—
Software	5,431,205	—	—
Technology Hardware, Storage & Peripherals	3,024,263	—	—
Textiles, Apparel & Luxury Goods	4,342,702	—	—
Wireless Telecommunication Services	1,274,501	—	—
Short-Term Investment
Unaffiliated Fund	678,645	—	—

Total	$44,064,821	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2023 were as follows:

Software	12.3%
Semiconductors & Semiconductor Equipment	12.1
Internet & Direct Marketing Retail	10.7
Textiles, Apparel & Luxury Goods	9.8
IT Services	7.8
Pharmaceuticals	6.9
Technology Hardware, Storage & Peripherals	6.9
Automobiles	4.9
Food & Staples Retailing	4.3
Interactive Media & Services	4.0
Health Care Providers & Services	3.3
Wireless Telecommunication Services	2.9
Life Sciences Tools & Services	2.8
Entertainment	2.4

Personal Products	2.4%
Biotechnology	1.6
Unaffiliated Fund	1.5
Hotels, Restaurants & Leisure	1.4
Health Care Equipment & Supplies	1.1
Auto Components	0.9

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison ETFs    15

PGIM Jennison Focused Growth ETF

Statement of Assets & Liabilities   (unaudited)

as of February 28, 2023

Assets

Unaffiliated investments (cost $42,071,562)	$44,064,821
Dividends receivable	16,778

Total Assets	44,081,599

Liabilities

Management fee payable	25,953

Net Assets	$44,055,646

Net assets were comprised of:
Common stock, at par	$850
Paid-in capital in excess of par	42,360,628
Total distributable earnings (loss)	1,694,168

Net assets, February 28, 2023	$44,055,646

Net asset value, offering price and redemption price per share. ($44,055,646 ÷ 850,000 shares of common stock issued and outstanding)	$51.83

See Notes to Financial Statements.

16

PGIM Jennison Focused Growth ETF

Statement of Operations   (unaudited)

For the Period December 12, 2022* through February 28, 2023

Net Investment Income (Loss)

Unaffiliated dividend income (net of $ 524 foreign withholding tax)	$31,293

Expenses

Management fee	45,091

Net investment income (loss)	(13,798)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(285,293)

Net change in unrealized appreciation (depreciation) on investments	1,993,259

Net gain (loss) on investment transactions	1,707,966

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,694,168

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison ETFs    17

PGIM Jennison Focused Growth ETF

Statement of Changes in Net Assets  (unaudited)

December 12, 2022* through February 28, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(13,798)
Net realized gain (loss) on investment transactions	(285,293)
Net change in unrealized appreciation (depreciation) on investments	1,993,259

Net increase (decrease) in net assets resulting from operations	1,694,168

Fund share transactions
Net proceeds from shares sold (200,000 shares)	10,005,000
Shares sold in-kind (650,000 shares)	32,356,478

Net increase (decrease) in net assets from Fund share transactions	42,361,478

Total increase (decrease)	44,055,646

Net Assets:

Beginning of period	—

End of period	$44,055,646

*	Commencement of operations.

See Notes to Financial Statements.

18

PGIM Jennison Focused Growth ETF

Financial Highlights  (unaudited)

	December 12, 2022(a) through February 28, 2023
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	1.86
Total from investment operations	1.83
Net asset value, end of period	$51.83
Total Return(c):	3.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,056
Average net assets (000)	$28,134
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)
Expenses before waivers and/or expense reimbursement	0.75	%(e)
Net investment income (loss)	(0.23	)%(e)
Portfolio turnover rate(f)	26%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison ETFs    19

PGIM Jennison Focused Value ETF

Schedule of Investments  (unaudited)

as of February 28, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

Aerospace & Defense 6.1%

Airbus SE (France), ADR	12,021	$393,087

Raytheon Technologies Corp.	2,371	232,571

		625,658

Auto Components 2.0%

Aptiv PLC*	1,741	202,443

Automobiles 1.8%

General Motors Co.	4,624	179,134

Banks 9.9%

Bank of America Corp.	6,925	237,527

JPMorgan Chase & Co.	2,519	361,099

PNC Financial Services Group, Inc. (The)	1,468	231,827

Truist Financial Corp.	3,975	186,626

		1,017,079

Biotechnology 2.6%

AbbVie, Inc.	1,760	270,864

Building Products 3.3%

Johnson Controls International PLC	5,397	338,500

Capital Markets 4.3%

Blackstone, Inc.	1,437	130,480

Goldman Sachs Group, Inc. (The)	873	306,990

		437,470

Chemicals 3.8%

Linde PLC (United Kingdom)	1,124	391,568

Electric Utilities 2.1%

NextEra Energy, Inc.	3,089	219,412

Energy Equipment & Services 2.0%

Schlumberger Ltd.	3,746	199,325

See Notes to Financial Statements.

20

PGIM Jennison Focused Value ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Food & Staples Retailing 4.4%

Walmart, Inc.	3,175	$451,263

Hotels, Restaurants & Leisure 2.5%

McDonald’s Corp.	977	257,840

Insurance 8.0%

Chubb Ltd.	2,192	462,556

MetLife, Inc.	5,028	360,658

		823,214

Interactive Media & Services 3.5%

Alphabet, Inc. (Class A Stock)*	1,115	100,417

Meta Platforms, Inc. (Class A Stock)*	1,485	259,786

		360,203

Machinery 1.3%

Deere & Co.	324	135,834

Multi-Utilities 2.1%

Ameren Corp.	2,613	216,121

Oil, Gas & Consumable Fuels 8.2%

ConocoPhillips	8,126	839,822

Pharmaceuticals 11.4%

AstraZeneca PLC (United Kingdom), ADR	6,694	436,315

Bristol-Myers Squibb Co.	4,785	329,974

Eli Lilly & Co.	1,282	398,984

		1,165,273

Road & Rail 3.4%

Union Pacific Corp.	1,694	351,132

Semiconductors & Semiconductor Equipment 9.6%

Advanced Micro Devices, Inc.*	1,958	153,860

Broadcom, Inc.	363	215,727

Lam Research Corp.	449	218,218

See Notes to Financial Statements.

PGIM Jennison ETFs    21

PGIM Jennison Focused Value ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

NXP Semiconductors NV (Netherlands)	1,120	$199,898
QUALCOMM, Inc.	1,542	190,483

		978,186

Software 6.2%

Microsoft Corp.	1,620	404,060
Salesforce, Inc.*	1,378	225,455

		629,515

TOTAL LONG-TERM INVESTMENTS (cost $10,288,695)		10,089,856

SHORT-TERM INVESTMENT 1.3%

UNAFFILIATED FUND

Dreyfus Government Cash Management (Institutional Shares) (cost $131,029)	131,029	131,029

TOTAL INVESTMENTS 99.8% (cost $10,419,724)		10,220,885
Other assets in excess of liabilities 0.2%		20,093

NET ASSETS 100.0%		$10,240,978

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

22

PGIM Jennison Focused Value ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$625,658	$—	$—
Auto Components	202,443	—	—
Automobiles	179,134	—	—
Banks	1,017,079	—	—
Biotechnology	270,864	—	—
Building Products	338,500	—	—
Capital Markets	437,470	—	—
Chemicals	391,568	—	—
Electric Utilities	219,412	—	—
Energy Equipment & Services	199,325	—	—
Food & Staples Retailing	451,263	—	—
Hotels, Restaurants & Leisure	257,840	—	—
Insurance	823,214	—	—
Interactive Media & Services	360,203	—	—
Machinery	135,834	—	—
Multi-Utilities	216,121	—	—
Oil, Gas & Consumable Fuels	839,822	—	—
Pharmaceuticals	1,165,273	—	—
Road & Rail	351,132	—	—
Semiconductors & Semiconductor Equipment	978,186	—	—
Software	629,515	—	—
Short-Term Investment
Unaffiliated Fund	131,029	—	—

Total	$10,220,885	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2023 were as follows:

Pharmaceuticals	11.4%
Banks	9.9
Semiconductors & Semiconductor Equipment	9.6
Oil, Gas & Consumable Fuels	8.2
Insurance	8.0
Software	6.2
Aerospace & Defense	6.1
Food & Staples Retailing	4.4
Capital Markets	4.3

Chemicals	3.8%
Interactive Media & Services	3.5
Road & Rail	3.4
Building Products	3.3
Biotechnology	2.6
Hotels, Restaurants & Leisure	2.5
Electric Utilities	2.1
Multi-Utilities	2.1
Auto Components	2.0

See Notes to Financial Statements.

PGIM Jennison ETFs    23

PGIM Jennison Focused Value ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Industry Classification (continued):

Energy Equipment & Services	2.0%
Automobiles	1.8
Machinery	1.3

Unaffiliated Fund	1.3%

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

24

PGIM Jennison Focused Value ETF

Statement of Assets & Liabilities  (unaudited)

as of February 28, 2023

Assets

Unaffiliated investments (cost $10,419,724)	$10,220,885
Cash	197,026
Dividends receivable	26,115

Total Assets	10,444,026

Liabilities

Payable for investments purchased	197,026
Management fee payable	6,022

Total Liabilities	203,048

Net Assets	$10,240,978

Net assets were comprised of:
Common stock, at par	$210
Paid-in capital in excess of par	10,489,265
Total distributable earnings (loss)	(248,497)

Net assets, February 28, 2023	$10,240,978

Net asset value, offering price and redemption price per share,
($10,240,978 ÷ 210,000 shares of common stock issued and outstanding)	$48.77

See Notes to Financial Statements.

PGIM Jennison ETFs    25

PGIM Jennison Focused Value ETF

Statement of Operations  (unaudited)

For the Period December 12, 2022* through February 28, 2023

Net Investment Income (Loss)

Unaffiliated dividend income (net of $ 138 foreign withholding tax)	$56,152

Expenses
Management fee	16,597

Net investment income (loss)	39,555

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(76,804)
Net change in unrealized appreciation (depreciation) on investments	(198,839)

Net gain (loss) on investment transactions	(275,643)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(236,088)

*	Commencement of operations.

See Notes to Financial Statements.

26

PGIM Jennison Focused Value ETF

Statement of Changes in Net Assets  (unaudited)

December 12, 2022* through February 28, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$39,555
Net realized gain (loss) on investment transactions	(76,804)
Net change in unrealized appreciation (depreciation) on investments	(198,839)

Net increase (decrease) in net assets resulting from operations	(236,088)

Dividends and Distributions
Distributions from distributable earnings	(12,409)

Fund share transactions
Net proceeds from shares sold (200,000 shares)	10,005,000
Shares sold in-kind (10,000 shares)	484,475

Net increase (decrease) in net assets from Fund share transactions	10,489,475

Total increase (decrease)	10,240,978

Net Assets:

Beginning of period	—

End of period	$10,240,978

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison ETFs    27

PGIM Jennison Focused Value ETF

Financial Highlights  (unaudited)

	December 12, 2022(a) through February 28, 2023
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.19
Net realized and unrealized gain (loss) on investment transactions	(1.36)
Total from investment operations	(1.17)
Less Dividends and Distributions:
Dividends from net investment income	(0.06)
Net asset value, end of period	$48.77
Total Return(c):	(2.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,241
Average net assets (000)	$10,356
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)
Expenses before waivers and/or expense reimbursement	0.75	%(e)
Net investment income (loss)	1.79	%(e)
Portfolio turnover rate(f)	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Notes to Financial Statements (unaudited)

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the following series of the RIC: PGIM Jennison Focused Growth ETF and PGIM Jennison Focused Value ETF (each a “Fund” and collectively, the “Funds”). PGIM Jennison Focused Value ETF is a diversified fund for purposes of the 1940 Act, and PGIM Jennison Focused Growth ETF is a non-diversified fund for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Focused Growth ETF	Long-term growth of capital.
PGIM Jennison Focused Value ETF	Long-term growth of capital.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or

PGIM Jennison ETFs    29

Notes to Financial Statements (unaudited) (continued)

paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

30

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Jennison ETFs    31

Notes to Financial Statements (unaudited) (continued)

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to a management agreement with the RIC on behalf of the Funds (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the management agreement relating to each Fund, there is a unitary fee structure for the funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below.

Fund	Unitary Fee Rate

PGIM Jennison Focused Growth ETF	0.75%
PGIM Jennison Focused Value ETF	0.75%

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of the subadviser.

The Bank of New York Mellon (“BNY”) serves as the Custodian, Transfer Agent and Administrative Agent for the Trust. BNY receives compensation from the Manager and is reimbursed for expenses, including custodian, transfer agency and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BNY under the Custodian, Transfer Agency and Service and Administration and Accounting Agreements.

32

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. The Distributor is a subsidiary of Prudential. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2023, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

PGIM Jennison Focused Growth ETF	$15,508,191	$5,541,716
PGIM Jennison Focused Value ETF	11,085,098	1,198,554

6.	Tax Information

PGIM Jennison ETFs    33

Notes to Financial Statements  (unaudited) (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2023 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Jennison Focused Growth ETF	$42,071,562	$2,560,184	$(566,925)	$1,993,259
PGIM Jennison Focused Value ETF	10,419,724	197,586	(396,425)	(198,839)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 10,000 shares of each Fund.

34

Authorized Participants generally are required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. From time to time, the Funds may waive all or a portion of their applicable transaction fee(s). An additional charge or a variable charge may be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions when deemed appropriate.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Jennison Focused Growth ETF	200,017	23.5%
PGIM Jennison Focused Value ETF	200,000	95.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Jennison Focused Growth ETF	1	23.5%
PGIM Jennison Focused Value ETF	1	95.2
Unaffiliated:
PGIM Jennison Focused Growth ETF	1	75.6
PGIM Jennison Focused Value ETF	—	—

The Fund may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended February 28, 2023, the Funds had subscriptions in-kind and no redemptions in-kind with total proceeds in the amounts presented on the Statements of Changes.

8.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Jennison Focused Growth ETF	PGIM Jennison Focused Value ETF
Active Trading	X	X
Authorized Participant Concentration	X	X
Cash Transactions	X	X
Convertible Securities	X	–

PGIM Jennison ETFs    35

Notes to Financial Statements  (unaudited) (continued)

Risks	PGIM Jennison Focused Growth ETF	PGIM Jennison Focused Value ETF

Economic and Market Events	X	X

Equity and Equity-Related Securities	X	X

ETF Shares Trading	X	X

Foreign Securities	X	X

Growth Style	X	–

Increase in Expenses	X	X

Initial Public Offerings	X	–

Large Capitalization Company	X	X

Large Shareholder and Large Scale Redemption	X	X

Management	X	X

Market Disruption and Geopolitical	X	X

Market	X	X

Medium Capitalization (Mid-Cap) Company	X	–

New/Small Fund	X	X

Non-Diversified Investment Company	X	–

Preferred Securities	X	–
Value Style	–	X

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Cash Transactions Risk: Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares

36

of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate, stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the

PGIM Jennison ETFs    37

Notes to Financial Statements  (unaudited) (continued)

Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. Premiums and discounts relate to differences between the market price and NAV of the Fund’s shares. During such periods, you may incur significant losses if you sell your shares of the Fund. The securities held by the Fund may be traded in markets that close at a different time than the Exchange and may trade outside of a collateralized settlement system. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads for the Fund’s shares on the Exchange and the corresponding premium or discount between the market price for Fund shares and their NAV may widen. Additionally, during times when the Exchange is open but after the applicable market is closed, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s trading day on the Exchange and this may lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that the shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.

No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards

38

as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other ETFs.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a

PGIM Jennison ETFs    39

Notes to Financial Statements  (unaudited) (continued)

risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and

40

component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a

PGIM Jennison ETFs    41

Notes to Financial Statements  (unaudited) (continued)

non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Securities Risk: Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred security to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

42

Approval of Advisory Agreements

PGIM ETF Trust - PGIM Jennison Focused Growth ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Jennison Associates LLC (Jennison), to serve as the subadviser (the Subadviser) with respect to the PGIM Jennison Focused Growth ETF (the Fund). The Board, including all of the Independent Trustees, met on September 26, 2022 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the

PGIM Jennison ETFs

Approval of Advisory Agreements (continued)

Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the

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Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board reviewed the performance information of a mutual fund advised by the Manager and subadvised by the Subadviser that utilizes a substantially similar investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the third quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

PGIM Jennison ETFs

Approval of Advisory Agreements (continued)

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

PGIM ETF Trust- PGIM Jennison Focused Value ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Jennison Associates LLC (Jennison), to serve as the subadviser (the Subadviser) with respect to the PGIM Jennison Focused Value ETF (the Fund). The Board, including all of the Independent Trustees, met on September 26, 2022 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of

Visit our website at pgim.com/investments

other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

PGIM Jennison ETFs

Approval of Advisory Agreements (continued)

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board reviewed the performance information of a mutual fund advised by the Manager and subadvised by the Subadviser that utilizes a substantially similar investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the second quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

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Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

PGIM Jennison ETFs

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Funds carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison ETFs, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

On each business day, before commencement of trading on the Exchange, the Fund will disclose on www.pgiminvestments.com the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the business day. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON ETFS

Fund	Ticker Symbol

PGIM Jennison Focused Growth ETF	PJFG

PGIM Jennison Focused Value ETF	PJFV

ETF1009E2

PGIM PORTFOLIO BALLAST ETF

SEMIANNUAL REPORT

FEBRUARY 28, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Portfolio Ballast ETF informative and useful. The report covers performance for the six-month period ended February 28, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Portfolio Ballast ETF

April 14, 2023

PGIM Portfolio Ballast ETF    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 2/28/23 Since Inception* (%)

Net Asset Value (NAV)	-1.56 (12/12/2022)

Market Price**	-1.57 (12/12/2022)

S&P 500 Index

-2.28

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

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Fees and Expenses

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Portfolio Ballast ETF    5

Fees and Expenses (continued)

PGIM Portfolio Ballast ETF	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual**	$1,000.00	$ 984.40	0.46%	$0.98

Hypothetical	$1,000.00	$ 1,022.51	0.46%	$2.31

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using 78-day period ended February 28, 2023 due to the Fund’s inception date of December 12, 2022.

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Schedule of Investments  (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 100.0%

U.S. TREASURY OBLIGATION(k)(n) 74.1%
U.S. Treasury Bills (cost $18,567,817)	4.559%	04/27/23	18,700	$18,562,481

			Shares

UNAFFILIATED FUND 7.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,843,600)			1,843,600	1,843,600

OPTION PURCHASED*~ 18.6%
(cost $4,969,014)				4,663,472

TOTAL SHORT-TERM INVESTMENTS
(cost $25,380,431)				25,069,553

TOTAL INVESTMENTS 100.0%
(cost $25,380,431)				25,069,553
Liabilities in excess of other assets(z) (0.0)%				(6,487)

NET ASSETS 100.0%				$25,063,066

Below is a list of the abbreviation(s) used in the semiannual report:

OTC—Over-the-counter

S&P—Standard & Poor’s

SGA—SG Americas Securities, LLC

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	12/07/27	$3,970.00	50	5	$4,663,472

(cost $4,969,014)

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF    7

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
119	5 Year U.S. Treasury Notes	Jun. 2023	$12,739,508	$(15,031)
2	10 Year U.S. Treasury Notes	Jun. 2023	223,312	466
6	S&P 500 E-Mini Index	Mar. 2023	1,192,650	(22,162)

				$(36,727)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

SGA	$—	$322,610

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Short-Term Investments
U.S. Treasury Obligation	$—	$18,562,481	$—
Unaffiliated Fund	1,843,600	—	—
Option Purchased	—	4,663,472	—

Total	$1,843,600	$23,225,953	$—

Other Financial Instruments*
Assets
Futures Contracts	$466	$—	$—

Liabilities
Futures Contracts	$(37,193)	$—	$—

See Notes to Financial Statements.

8

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2023 were as follows:

U.S. Treasury Obligation	74.1%
Option Purchased	18.6
Unaffiliated Fund	7.3

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—		Due from/to broker-variation margin futures	$22,162	*
Equity contracts	Unaffiliated investments	4,663,472		—	—
Interest rate contracts	Due from/to broker-variation margin futures	466	*	Due from/to broker-variation margin futures	15,031	*

		$4,663,938			$37,193

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF    9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures

Interest rate contracts		$(243,302)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures

Equity contracts	$(305,542)	$(22,162)
Interest rate contracts	—	(14,565)

Total	$(305,542)	$(36,727)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Portfolio.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities (unaudited)

as of February 28, 2023

Assets

Unaffiliated investments (cost $25,380,431)	$25,069,553
Dividends receivable	6,940

Total Assets	25,076,493

Liabilities

Management fee payable	8,841
Due to broker—variation margin futures	4,586

Total Liabilities	13,427

Net Assets	$25,063,066

Net assets were comprised of:
Common stock, at par	$1,020
Paid-in capital in excess of par	25,518,034
Total distributable earnings (loss)	(455,988)

Net assets, February 28, 2023	$25,063,066

Net asset value, offering price and redemption price per share, ($25,063,066 ÷ 1,020,000 shares of common stock issued and outstanding)	$24.57

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF    11

Statement of Operations (unaudited)

For the Period December 12, 2022* through February 28, 2023

Net Investment Income (Loss)

Income
Interest income	$166,175
Unaffiliated dividend income	31,720

Total income	197,895

Expenses
Management fee	24,248

Net investment income (loss)	173,647

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	1
Futures transactions	(243,302)

(243,301)

Net change in unrealized appreciation (depreciation) on:
Investments	(310,878)
Futures	(36,727)

(347,605)

Net gain (loss) on investment transactions	(590,906)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(417,259)

*	Commencement of operations.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets (unaudited)

December 12, 2022* through February 28, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$173,647
Net realized gain (loss) on investment transactions	(243,301)
Net change in unrealized appreciation (depreciation) on investments	(347,605)

Net increase (decrease) in net assets resulting from operations	(417,259)

Dividends and Distributions
Distributions from distributable earnings	(38,729)

Fund share transactions
Net proceeds from shares sold (1,020,000 shares)	25,519,054

Total increase (decrease)	25,063,066

Net Assets:

Beginning of period	—

End of period	$25,063,066

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF    13

Financial Highlights (unaudited)

	December 12, 2022(a) through February 28, 2023
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.17
Net realized and unrealized gain (loss) on investment transactions	(0.56)
Total from investment operations	(0.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.04)
Net asset value, end of period	$24.57
Total Return(c):	(1.56)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,063
Average net assets (000)	$25,208
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.45	%(e)
Net investment income (loss)	3.22	%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

14

Notes to Financial Statements (unaudited)

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Portfolio Ballast ETF (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to provide long-term capital growth with reduced volatility compared to the equity market.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Portfolio Ballast ETF    15

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

16

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes

PGIM Portfolio Ballast ETF    17

Notes to Financial Statements (unaudited) (continued)

obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers,

18

shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

* Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to a management agreement with the RIC on behalf of the Fund (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the management agreement relating to the Fund, there is a unitary fee structure for the fund whereby PGIM Investments is responsible for substantially all expenses of the Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. The Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Fund’s Statement of Additional Information.

PGIM Portfolio Ballast ETF    19

Notes to Financial Statements (unaudited) (continued)

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of the Fund’s average daily net assets specified below.

Fund	Unitary Fee Rate
PGIM Portfolio Ballast ETF	0.45%

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

The Bank of New York Mellon (“BNY”) serves as the Custodian, Transfer Agent and Administrative Agent for the Trust. BNY receives compensation from the Manager and is reimbursed for expenses, including custodian, transfer agency and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BNY under the Custodian, Transfer Agency and Service and Administration and Accounting Agreements.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of the Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. The Distributor is a subsidiary of Prudential. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Fund.

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5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$4,969,014	$—

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$25,380,431	$466	$(348,071)	$(347,605)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

7.	Capital and Ownership

The Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and the Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by the Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in

PGIM Portfolio Ballast ETF    21

Notes to Financial Statements (unaudited) (continued)

Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets”. A Creation Unit of PGIM Portfolio Ballast ETF consists of 20,000 shares of the Fund.

Authorized Participants generally are required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. From time to time, the Fund may waive all or a portion of their applicable transaction fee(s).An additional charge or a variable charge may be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions when deemed appropriate.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Portfolio Ballast ETF	1,000,000	98.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	98.0%
Unaffiliated	—	—

The Fund may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended February 28, 2023, the Fund had no subscriptions in-kind and no redemptions in-kind.

8.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below.For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may

22

also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including

PGIM Portfolio Ballast ETF    23

Notes to Financial Statements (unaudited) (continued)

mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate, stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. Premiums and discounts relate to differences between the market price and NAV of the Fund’s shares. During such periods, you may

24

incur significant losses if you sell your shares of the Fund. The securities held by the Fund may be traded in markets that close at a different time than the Exchange and may trade outside of a collateralized settlement system. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads for the Fund’s shares on the Exchange and the corresponding premium or discount between the market price for Fund shares and their NAV may widen. Additionally, during times when the Exchange is open but after the applicable market is closed, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s trading day on the Exchange and this may lead to differences between the market price of the Fund’s shares and the underlying value of those shares. Actively managed ETFs that use derivatives or other instruments as part of their investment strategy, such as the Fund, may experience wider premiums or discounts between the market price for their shares and their NAVs than other types of ETFs, including index-tracking ETFs, that invest directly in securities or other more liquid instruments. As such, an investment in the Fund may be more volatile than a typical ETF.

Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that the shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.

No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all

PGIM Portfolio Ballast ETF    25

Notes to Financial Statements (unaudited) (continued)

forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Investment Program Risk: In pursuing its investment program, the Fund seeks to reduce volatility over a full market cycle, including by limiting Fund losses relative to the broader market. The subadviser may not be successful in limiting volatility and there is a risk that the Fund will experience losses consistent with, or greater than, the equity market during a market downturn. In addition, the Fund’s strategy of using options to capture market upside will limit the returns of the Fund during periods in which the market is rising, particularly during periods of rapid appreciation, and the Fund may not experience investment gains comparable to the broader market. The Fund may not be able to enter into, or close out, options transactions at times or in quantities the subadviser believes necessary to accomplish the Fund’s investment strategy. Because the Fund’s strategy to limit volatility involves buying and selling options on one or more broad market indexes or financial instruments that seek to replicate or approximate the return of such an index, the Fund will incur additional costs in the form of options premiums that an investor would not incur investing directly in the securities of an index or in a fund that tracks the index directly, which costs will reduce the Fund’s returns. In addition, the Fund will forgo the opportunity to benefit fully from potential increases in value if the value of the instrument underlying an option rises above its strike price. Moreover, if the strike price of a purchased option is higher than the value of the underlying instrument at expiration, the option will expire worthless and the Fund will lose the premium paid for the option without a corresponding benefit.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be

26

incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the

PGIM Portfolio Ballast ETF    27

Notes to Financial Statements (unaudited) (continued)

subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

28

Approval of Advisory Agreements

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and PGIM Quantitative Solutions LLC, to serve as the subadviser (the Subadviser) with respect to the Fund. The Board, including all of the Independent Trustees, met on September 13-15, 2022 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the

PGIM Portfolio Ballast ETF

Approval of Advisory Agreements (continued)

services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had engaged personnel and consultants with experience in the management of exchange-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

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Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board reviewed the performance information of an account (not subject to the requirements of the 1940 Act) managed by the Subadviser that utilizes substantially the same investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile and anticipated total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its

PGIM Portfolio Ballast ETF

Approval of Advisory Agreements (continued)

management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Portfolio Ballast ETF, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM PORTFOLIO BALLAST ETF

Fund	Ticker Symbol

PGIM Portfolio Ballast ETF	PBL

ETF1011E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as

Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

    (b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as

Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 17, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 17, 2023